REGISTRATION NO. 333-136776/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 9	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Life Insurance Policies

CompleteSM

A Patented FutureSystemTM Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2011. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2011

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Basic Value Fund (Series I shares)
•	Invesco V.I. Capital Appreciation Fund (Series I shares)
•	Invesco V.I. Capital Development Fund (Series I shares)
•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (“NYSE”) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

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BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options.” You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders.  At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal.  After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers.  You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See “Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account” for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, (the “Code”) and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws.  If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
CHARGE		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month
DISTRIBUTION CHARGE (2)(5)	Monthly	Annual rate of 1.5% of the prior day’s ending Policy Value	Annual rate of 1.5% of the prior day’s ending Policy Value

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

(5)	The Distribution Charge is based on the Policy Value. It ranges from a maximum of 1.50% for the first $499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or in excess of $5,000,000.00.

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LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2010. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.06%	1.51%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.06%	1.50%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2012. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy.  See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6 - Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

9

After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•

If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either

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issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4 - Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit will usually go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account,

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accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Index Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds of funds may have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	The portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P.Morgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P.Morgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited and Schroder Investment Management North America Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc. and Granahan Investment Management, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the

16

Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and

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•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

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We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the

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purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” “Cost of Insurance Charge,” and “Distribution Charge” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1-20;
•	0.60% in policy years 21-30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate; multiplied by,

2. the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge.  We calculate a daily deduction for the distribution charge and deduct this charge monthly. This charge

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is equal, on an annual basis, to the following percentages of the unloaned amount of the Policy Value:

Unloaned Amount of the Policy Value	Distribution Charge
First $499,999.99	1.50%
Next $500,000 to 999,999.99	1.25%
Next $1,000,000 to 1,999,999.99	1.00%
Next $2,000,000 to 4,999,999.99	0.75%
Next $5,000,000 and above	0.50%

We may issue your policy as part of a “purchase group,” such as policies issued on a husband and wife, in which we will combine the unloaned amount of the Policy Values of multiple policies to determine the percentage of your distribution charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether policies are issued as part of a purchase group. Policies may be added to other issued policies to form a purchase group, but you (or the policy owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Code.

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash

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value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage Of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%

Attained Age	Percentage Of Policy Value
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2 - Premiums” for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions

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determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Code, it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Code. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is

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not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

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Finally, Section 101(j) of the Code generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Section  101(j) of the Code are met generally concerning notice and consent from an insured employee.

TAX RELIEF, UNEMPLOYMENT I NSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax, gift tax and generation-skipping transfer tax exemptions; reduces the federal estate tax rate and generation-skipping transfer tax rate; and retains the gift tax rate.

The estate, gift, and generation-skipping transfer tax exemption provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift, and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5 - Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan

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interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 - Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 - Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 - Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

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•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the policies may receive a portion of the commission, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Policy Value. Typically, the base commission equals an annual rate of 1.25% of Policy Value for policies with less than $500,000 in Policy Value and the commission rate declines with increases in Policy Value. However, we may pay selected broker-dealers additional compensation based on both Policy Value and premiums received. In addition, allowances and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid. We also pay patent licensing fees to FutureSystem Advisors, LLC, (“FSA”) for the FutureSystem Life Model design. Therefore, any individual who is a principal of FSA and is also a registered representative selling the Policy may benefit both indirectly, as an owner of FSA, and directly by receiving a commission.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

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This policy does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed Account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the SAI.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUE, NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2010, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.56% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.52%
•	on 6% gross rate of return, the net rate of return would be 4.48% and
•	on 12% gross rate of return, the net rate of return would be 10.48%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.56% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.54%
•	on 6% gross rate of return, the net rate of return would be 4.46%, and
•	on 12% gross rate of return, the net rate of return would be 10.46%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

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The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,984	92,699	92,699	229,174	98,360	98,360	242,356	104,018	104,018
2	110,250	201,076	88,909	88,909	226,390	100,102	100,102	253,196	111,955	111,955
3	115,763	187,257	85,271	85,271	223,725	101,877	101,877	264,633	120,505	120,505
4	121,551	174,430	81,777	81,777	221,159	103,685	103,685	276,684	129,716	129,716
5	127,628	162,511	78,414	78,414	218,712	105,532	105,532	289,457	139,667	139,667
6	134,010	151,486	75,194	75,194	216,386	107,408	107,408	302,914	150,359	150,359
7	140,710	141,288	72,102	72,102	214,217	109,319	109,319	317,205	161,876	161,876
8	147,746	131,858	69,134	69,134	212,217	111,266	111,266	332,409	174,284	174,284
9	155,133	123,119	66,276	66,276	210,393	113,256	113,256	348,664	187,688	187,688
10	162,889	115,037	63,540	63,540	208,705	115,276	115,276	365,879	202,089	202,089
15	207,893	82,088	51,224	51,224	201,162	125,527	125,527	467,382	291,651	291,651
20	265,330	59,148	41,211	41,211	196,249	136,734	136,734	604,474	421,160	421,160
25	338,635	42,459	32,523	32,523	191,338	146,563	146,563	781,983	598,991	598,991
30	432,194	30,828	25,457	25,457	189,058	156,115	156,115	1,028,332	849,146	849,146
35	551,602	22,605	19,729	19,729	188,694	164,686	164,686	1,370,229	1,195,892	1,195,892
40	703,999	16,485	15,035	15,035	187,337	170,859	170,859	1,824,935	1,664,419	1,664,419
45	898,501	11,511	11,511	11,511	178,127	178,127	178,127	2,337,764	2,337,764	2,337,764
50	1,146,740	9,508	9,508	9,508	200,339	200,339	200,339	3,562,833	3,562,833	3,562,833
55	1,463,563	7,855	7,855	7,855	225,391	225,391	225,391	5,459,334	5,459,334	5,459,334
60	1,867,919	6,489	6,489	6,489	253,639	253,639	253,639	8,420,335	8,420,335	8,420,335
Age 120(3)	2,383,990	5,360	5,360	5,360	285,491	285,491	285,491	13,059,594	13,059,594	13,059,594

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00			6.00%			12.00%
1	105,000	214,684	92,141	92,141	227,762	97,754	97,754	240,829	103,362	103,362
2	110,250	198,508	87,774	87,774	223,506	98,827	98,827	249,978	110,532	110,532
3	115,763	183,562	83,588	83,588	219,322	99,872	99,872	259,439	118,140	118,140
4	121,551	169,732	79,574	79,574	215,219	100,900	100,900	269,272	126,241	126,241
5	127,628	156,932	75,722	75,722	211,192	101,904	101,904	279,489	134,858	134,858
6	134,010	145,067	72,008	72,008	207,246	102,871	102,871	290,157	144,026	144,026
7	140,710	134,108	68,438	68,438	203,369	103,784	103,784	301,190	153,704	153,704
8	147,746	123,965	64,996	64,996	199,563	104,632	104,632	312,651	163,924	163,924
9	155,133	114,581	61,680	61,680	195,830	105,416	105,416	324,562	174,713	174,713
10	162,889	105,882	58,483	58,483	192,170	106,143	106,143	336,993	186,135	186,135
15	207,893	71,279	44,479	44,479	174,862	109,115	109,115	406,551	253,692	253,692
20	265,330	47,839	33,332	33,332	159,138	110,877	110,877	490,797	341,957	341,957
25	338,635	32,285	24,730	24,730	146,004	111,837	111,837	597,538	457,708	457,708
30	432,194	21,826	18,023	18,023	134,217	110,829	110,829	729,838	602,663	602,663
35	551,602	14,896	13,001	13,001	124,539	108,694	108,694	902,292	787,492	787,492
40	703,999	10,225	9,326	9,326	116,216	105,994	105,994	1,124,500	1,025,592	1,025,592
45	898,501	6,940	6,940	6,940	107,211	107,211	107,211	1,390,492	1,390,492	1,390,492
50	1,146,740	5,732	5,732	5,732	120,385	120,385	120,385	2,102,251	2,102,251	2,102,251
55	1,463,563	4,735	4,735	4,735	135,236	135,236	135,236	3,198,491	3,198,491	3,198,491
60	1,867,919	3,912	3,912	3,912	151,981	151,981	151,981	4,894,917	4,894,917	4,894,917
Age 120(3)	2,383,990	3,231	3,231	3,231	170,863	170,863	170,863	7,536,073	7,536,073	7,536,073

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,599	92,534	92,534	228,730	98,170	98,170	241,851	103,801	103,801
2	110,250	200,314	88,572	88,572	225,534	99,724	99,724	252,241	111,533	111,533
3	115,763	186,192	84,786	84,786	222,456	101,299	101,299	263,136	119,824	119,824
4	121,551	173,108	81,157	81,157	219,487	102,901	102,901	274,598	128,738	128,738
5	127,628	160,990	77,680	77,680	216,635	104,530	104,530	286,672	138,324	138,324
6	134,010	149,764	74,339	74,339	213,934	106,191	106,191	299,492	148,660	148,660
7	140,710	139,414	71,146	71,146	211,387	107,875	107,875	313,027	159,744	159,744
8	147,746	129,860	68,086	68,086	209,015	109,587	109,587	327,410	171,662	171,662
9	155,133	121,035	65,154	65,154	206,812	111,328	111,328	342,699	184,477	184,477
10	162,889	112,859	62,336	62,336	204,772	113,104	113,104	359,009	198,295	198,295
15	207,893	79,597	49,669	49,669	195,104	121,747	121,747	453,374	282,909	282,909
20	265,330	56,676	39,488	39,488	188,145	131,087	131,087	579,665	403,874	403,874
25	338,635	40,262	30,840	30,840	181,589	139,095	139,095	742,138	568,470	568,470
30	432,194	28,415	23,463	23,463	174,406	144,016	144,016	948,454	783,186	783,186
35	551,602	20,256	17,679	17,679	169,195	147,668	147,668	1,227,493	1,071,317	1,071,317
40	703,999	14,441	13,170	13,170	164,160	149,721	149,721	1,595,566	1,455,225	1,455,225
45	898,501	10,019	10,019	10,019	155,008	155,008	155,008	2,026,541	2,026,541	2,026,541
50	1,146,740	8,275	8,275	8,275	174,282	174,282	174,282	3,081,949	3,081,949	3,081,949
55	1,463,563	6,836	6,836	6,836	196,009	196,009	196,009	4,714,567	4,714,567	4,714,567
60	1,867,919	5,647	5,647	5,647	220,509	220,509	220,509	7,253,829	7,253,829	7,253,829
Age 120(3)	2,383,990	4,665	4,665	4,665	248,134	248,134	248,134	11,231,920	11,231,920	11,231,920

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

CompleteSM Advisor

A Patented FutureSystemTM Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE
INSURANCE POLICY

issued by

SYMETRA SEPARATE

ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2011. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2011

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Basic Value Fund (Series I shares)
•	Invesco V.I. Capital Appreciation Fund (Series I shares)
•	Invesco V.I. Capital Development Fund (Series I shares)
•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (“NYSE”) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

4

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options.” You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy

Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See “Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account” for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, (the “Code”) and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

5

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

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TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2010. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.06%	1.51%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.06%	1.50%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2012. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy.  See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6-Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•	If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the

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risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4 - Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit will usually go up or down from day to day.

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When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Index Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds of funds may have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	The portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	The portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	J.P. Morgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company, LLP
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company, LLP
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	Wellington Management Company, LLP
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd., M&G Investment Management Limited and Schroder Investment Management North America Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc. and Granahan Investment Management, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the

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maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote

Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the

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NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and among the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers

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involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in

19

writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” and “Cost of Insurance Charge,” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example: Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge. We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1 - 20;
•	0.60% in policy years 21 - 30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge. We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1. the daily cost of insurance rate; multiplied by,

2. the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

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The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%.

Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Code.

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

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Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum.

Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2 - Premiums” for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

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TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Code, it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Code. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

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INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Section 101(j) of the Code generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Section 101(j) of the Code are met generally concerning notice and consent from an insured employee.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax, gift tax and generation-skipping transfer tax exemptions; reduces the federal estate tax rate and generation-skipping transfer tax rate; and retains the gift tax rate.

The estate, gift, and generation-skipping transfer tax exemption provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift, and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

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If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5—Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 - Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

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Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 - Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 - Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

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DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

The policies are primarily designed for use by investment advisors who charge an investor an investment advisory fee to manage the investor’s assets. We do not pay commissions to the advisors. If you are an investment advisory client, you should ask your advisor about the fees your advisor charges.

Although we generally do not pay commissions for sales of the policies, we may pay selected broker-dealers a commission. Registered representatives who solicit sales of the policies may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative. You may also ask your broker-dealer and investment advisor about any potential conflicts of interest. If you are an advisory client, your advisor may be paid by you and its affiliated broker-dealer may be paid by us.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of the Policy Value or a percentage of premium. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer, but we do not expect this commission to exceed 0.05% of the Policy Value and 0.15% of premium. In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid. We also pay patent licensing fees to FutureSystem Advisors, LLC (“FSA”) for the FutureSystem Life Model design. Therefore, any individual who is a principal of FSA and is also a registered representative selling the Policy may benefit both indirectly, as an owner of FSA, and directly by receiving a commission.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer or wholesaler firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer or wholesaling firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer or wholesaler with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed Account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending

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or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the SAI.

28

9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF

DEATH BENEFITS, POLICY VALUE,

NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2010, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.56% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.52%
•	on 6% gross rate of return, the net rate of return would be 4.48%, and
•	on 12% gross rate of return, the net rate of return would be 10.48%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.56% for investment management fees and 0.21% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.54%
•	on 6% gross rate of return, the net rate of return would be 4.46%, and
•	on 12% gross rate of return, the net rate of return would be 10.46%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

29

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

30

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	219,248	94,100	94,100	232,591	99,827	99,827	245,923	245,923	105,549
2	110,250	207,174	91,605	91,605	233,237	103,130	103,130	260,835	260,835	115,332
3	115,763	195,844	89,181	89,181	233,956	106,536	106,536	276,703	276,703	126,001
4	121,551	185,182	86,818	86,818	234,751	110,057	110,057	293,642	293,642	137,667
5	127,628	175,156	84,515	84,515	235,637	113,699	113,699	311,743	311,743	150,421
6	134,010	165,733	82,265	82,265	236,665	117,474	117,474	331,216	331,216	164,407
7	140,710	156,918	80,078	80,078	237,826	121,367	121,367	352,049	352,049	179,658
8	147,746	148,667	77,947	77,947	239,161	125,393	125,393	374,465	374,465	196,334
9	155,133	140,942	75,870	75,870	240,672	129,555	129,555	398,595	398,595	214,566
10	162,889	133,686	73,840	73,840	242,371	133,871	133,871	424,663	424,663	234,558
15	207,893	102,940	64,236	64,236	251,841	157,151	157,151	584,500	584,500	364,734
20	265,330	80,118	55,821	55,821	264,905	184,570	184,570	814,491	814,491	567,486
25	338,635	62,216	47,657	47,657	278,506	213,333	213,333	1,134,417	1,134,417	868,952
30	432,194	48,871	40,355	40,355	296,811	245,092	245,092	1,601,760	1,601,760	1,322,654
35	551,602	38,691	33,769	33,769	319,521	278,868	278,868	2,283,983	2,283,983	1,993,387
40	703,999	30,409	27,734	27,734	342,189	312,091	312,091	3,239,694	3,239,694	2,954,739
45	898,501	22,883	22,883	22,883	350,982	350,982	350,982	4,400,639	4,400,639	4,400,639
50	1,146,740	20,367	20,367	20,367	425,845	425,845	425,845	7,069,539	7,069,539	7,069,539
55	1,463,563	18,128	18,128	18,128	516,749	516,749	516,749	11,354,848	11,354,848	11,354,848
60	1,867,919	16,136	16,136	16,136	627,171	627,171	627,171	18,238,133	18,238,133	18,238,133
Age 120(3)	2,383,990	14,362	14,362	14,362	761,302	761,302	761,302	29,294,421	29,294,421	29,294,421

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	217,906	93,524	93,524	231,171	99,217	99,217	244,425	104,906	104,906
2	110,250	204,531	90,437	90,437	230,270	101,818	101,818	257,524	113,869	113,869
3	115,763	191,985	87,424	87,424	229,358	104,442	104,442	271,279	123,531	123,531
4	121,551	180,201	84,483	84,483	228,454	107,105	107,105	285,786	133,984	133,984
5	127,628	169,132	81,609	81,609	227,558	109,800	109,800	301,084	145,278	145,278
6	134,010	158,720	78,784	78,784	226,682	112,519	112,519	317,285	157,492	157,492
7	140,710	148,955	76,015	76,015	225,799	115,230	115,230	334,300	170,600	170,600
8	147,746	139,783	73,289	73,289	224,920	117,927	117,927	352,238	184,680	184,680
9	155,133	131,169	70,609	70,609	224,050	120,607	120,607	371,156	199,795	199,795
10	162,889	123,066	67,974	67,974	223,198	123,281	123,281	391,185	216,067	216,067
15	207,893	89,422	55,800	55,800	218,977	136,644	136,644	508,545	317,337	317,337
20	265,330	64,863	45,193	45,193	214,927	149,748	149,748	661,568	460,940	460,940
25	338,635	47,319	36,246	36,246	212,714	162,937	162,937	867,937	664,831	664,831
30	432,194	34,491	28,481	28,481	210,999	174,232	174,232	1,141,515	942,606	942,606
35	551,602	25,369	22,141	22,141	211,305	184,420	184,420	1,515,542	1,322,716	1,322,716
40	703,999	18,767	17,116	17,116	212,866	194,143	194,143	2,024,046	1,846,017	1,846,017
45	898,501	13,726	13,726	13,726	212,029	212,029	212,029	2,672,376	2,672,376	2,672,376
50	1,146,740	12,216	12,216	12,216	257,044	257,044	257,044	4,292,877	4,292,877	4,292,877
55	1,463,563	10,874	10,874	10,874	311,704	311,704	311,704	6,894,829	6,894,829	6,894,829
60	1,867,919	9,679	9,679	9,679	378,101	378,101	378,101	11,074,219	11,074,219	11,074,219
Age 120(3)	2,383,990	8,615	8,615	8,615	458,755	458,755	458,755	17,787,371	17,787,371	17,787,371

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	218,834	93,922	93,922	232,153	99,638	99,638	245,461	105,350	105,350
2	110,250	206,553	91,331	91,331	232,600	102,848	102,848	260,186	115,045	115,045
3	115,763	195,046	88,817	88,817	233,112	106,152	106,152	275,828	125,603	125,603
4	121,551	184,233	86,373	86,373	233,694	109,562	109,562	292,498	137,130	137,130
5	127,628	174,078	83,996	83,996	234,358	113,082	113,082	310,283	149,716	149,716
6	134,010	164,548	81,677	81,677	235,156	116,725	116,725	329,385	163,498	163,498
7	140,710	155,645	79,429	79,429	236,078	120,476	120,476	349,790	178,506	178,506
8	147,746	147,323	77,242	77,242	237,166	124,347	124,347	371,714	194,891	194,891
9	155,133	139,540	75,115	75,115	238,421	128,343	128,343	395,281	212,782	212,782
10	162,889	132,239	73,041	73,041	239,852	132,480	132,480	420,705	232,372	232,372
15	207,893	101,218	63,161	63,161	247,367	154,360	154,360	574,837	358,704	358,704
20	265,330	78,383	54,612	54,612	258,145	179,860	179,860	794,764	553,742	553,742
25	338,635	60,709	46,502	46,502	269,597	206,508	206,508	1,100,110	842,673	842,673
30	432,194	46,739	38,595	38,595	280,184	231,362	231,362	1,516,615	1,252,345	1,252,345
35	551,602	36,330	31,707	31,707	294,087	256,670	256,670	2,111,864	1,843,167	1,843,167
40	703,999	28,227	25,744	25,744	308,700	281,547	281,547	2,941,840	2,683,083	2,683,083
45	898,501	21,356	21,356	21,356	315,337	315,337	315,337	3,985,608	3,985,608	3,985,608
50	1,146,740	19,266	19,266	19,266	383,197	383,197	383,197	6,410,051	6,410,051	6,410,051
55	1,463,563	17,382	17,382	17,382	465,635	465,635	465,635	10,306,913	10,306,913	10,306,913
60	1,867,919	15,682	15,682	15,682	565,816	565,816	565,816	16,572,825	16,572,825	16,572,825
Age 120(3)	2,383,990	14,148	14,148	14,148	687,561	687,561	687,561	26,648,020	26,648,020	26,648,020

(1)

The net investment returns in these tables reflect a deduction based on an arithmetic average for the investment management and other expenses charged to all the Portfolios in the prior year. The arithmetic average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

STATEMENT OF ADDITIONAL INFORMATION

to

COMPLETE SM

A Patented FutureSystem™ Life Model Design.

and

COMPLETE SM ADVISOR

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies. Terms used in the current prospectus for each policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This SAI and the prospectuses are both dated May 1, 2011.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company ( “Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in a number of different variable life policies. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or Symetra Life by the SEC.

The assets of the Separate Account are the property of Symetra Life. The Separate Account invests in the Sub-accounts that are offered under the policy. Each Sub-account invests exclusively in a particular Portfolio designed for use in variable annuity and variable life insurance products. Not all Sub-accounts may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts. We do not guarantee the investment performance of the Separate Account, its assets, or the Portfolios. Policy Values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy Owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the premium payments made under a policy for the reasons described above.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Symetra Separate Account SL as of December 31, 2010, and for each of the two years in the period ended December 31, 2010, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the policies. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. The policies issued by the Separate Account are offered on a continuous basis. SSI is an affiliate of Symetra Life. For the years ended 2010, 2009, and 2008 SSI received $151,116, $185,355, and $272,389 in commissions for the distribution of all policies funded through the Separate Account. SSI does not retain any portion of the commissions.

2

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals because we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of premium payments, withdrawals and surrenders may be administered more efficiently. In these situations, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

•	The size and type of group to which sales are to be made;

•	The total amount of premium payments to be received;

•	Any prior or existing relationship with us; and

•	Other circumstances which would reduce our sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, Symetra Life may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

Symetra Life gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Symetra Life uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the Insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the Insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us. All amounts will be calculated as of the date of death.

Symetra Life’s Right to Contest

Symetra Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the Insured’s lifetime for two years from the Policy Date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement.

Advertising

Symetra Life is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Symetra Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Symetra Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage. You apply for a premium plan rather than a specific face amount of insurance. You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy. If we

3

approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy. We do not charge you additional charges or increased rates for increases in the premium plan. After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

ADDITIONAL TAX INFORMATION-INVESTOR CONTROL

For a variable insurance policy to qualify for tax deferral, assets in the Separate Account must be considered to be owned by the insurance company and not the policy Owner. If a policy Owner is deemed to have “investor control” over the underlying Portfolios, then the policy Owner could be taxed currently on income and gains from the policy.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (“IRS”) in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the a policy owner to have investment control over the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the policy owner to have investor control over the sub-accounts assets.

We believe that the design of our policies and the relationship between our policies and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, however, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the policy Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Symetra Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the policy. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

4

Annual Report

December 31, 2010

Symetra Separate Account SL

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL ("Separate Account") comprised of the sub-accounts described in Note 1, as of December 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2010, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 29, 2011

1

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,232,684	$122,141	$266,809	$1,078,215	$25,463
Shares Owned	202,384	11,286	25,251	125,277	3,070
Investments, at Fair Value	$1,275,017	$125,390	$280,045	$1,072,368	$28,925
Total Assets	1,275,017	125,390	280,045	1,072,368	28,925
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,275,017	$125,390	$280,045	$1,072,368	$28,925
PREMIER Variable Universal Life
Net Assets	$1,216,570	$-	$280,045	$1,060,556	$28,925
Accumulation Units Outstanding	73,919	-	22,891	61,064	2,788
Accumulation Unit Value	$16.458	$-	$12.236	$17.368	$10.373
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$58,447	$125,390	$-	$11,812	$-
Accumulation Units Outstanding	542	1,094	-	120	-
Accumulation Unit Value	$107.777	$114.647	$-	$98.716	$-
	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$87,799	$19,826	$659,299	$28,716	$19,911
Shares Owned	10,342	3,031	118,581	488	380
Investments, at Fair Value	$97,008	$28,123	$694,888	$36,572	$23,976
Total Assets	97,008	28,123	694,888	36,572	23,976
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$97,008	$28,123	$694,888	$36,572	$23,976
PREMIER Variable Universal Life
Net Assets	$97,008	$28,123	$694,888
Accumulation Units Outstanding	7,092	2,592	48,461
Accumulation Unit Value	$13.679	$10.850	$14.339
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$-	$-	$36,572	$23,976
Accumulation Units Outstanding	-	-	-	478	228
Accumulation Unit Value	$-	$-	$-	$76.544	$104.938

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
2

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	CALVERT S&P MIDCAP 400 INDEX[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
ASSETS:
Investments in Underlying:
Investments, at Cost	$13,806	$546,143	$980,740	$507,097	$238,910
Shares Owned	247	16,053	82,499	46,505	9,071
Investments, at Fair Value	$16,861	$568,958	$1,086,514	$537,129	$271,208
Total Assets	16,861	568,958	1,086,514	537,129	271,208
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$16,861	$568,958	$1,086,514	$537,129	$271,208
PREMIER Variable Universal Life
Net Assets	$	568,958	$1,086,514	$537,129	$271,208
Accumulation Units Outstanding		49,538	73,398	31,948	36,346
Accumulation Unit Value	$	11.486	$14.803	$16.812	$7.462
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$16,861				$-
Accumulation Units Outstanding	155				-
Accumulation Unit Value	$108.582				$-
	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$311,895	$603,578	$564,763	$227,220	$80,491
Shares Owned	11,272	66,354	26,257	22,706	9,472
Investments, at Fair Value	$334,762	$861,264	$581,086	$186,638	$86,670
Total Assets	334,762	861,264	581,086	186,638	86,670
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$334,762	$861,264	$581,086	$186,638	$86,670
PREMIER Variable Universal Life
Net Assets	$334,762	$658,198	$581,086	$186,638	$86,670
Accumulation Units Outstanding	22,891	117,221	52,665	23,337	7,826
Accumulation Unit Value	$14.624	$5.615	$11.034	$7.997	$11.074
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$203,066
Accumulation Units Outstanding	-	1,469
Accumulation Unit Value	$-	$138.236

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
3

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$221,416	$4,468,251	$538,555	$76,625	$8,465,785
Shares Owned	34,786	317,646	42,036	5,549	359,713
Investments, at Fair Value	$244,547	$4,618,590	$610,357	$86,002	$8,589,912
Total Assets	244,547	4,618,590	610,357	86,002	8,589,912
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$244,547	$4,618,590	$610,357	$86,002	$8,589,912
PREMIER Variable Universal Life
Net Assets	$244,547	$336,359	$239,896	$86,002	$3,922,979
Accumulation Units Outstanding	13,239	19,433	15,643	4,872	167,314
Accumulation Unit Value	$18.470	$17.309	$15.336	$17.654	$23.446
Enhanced Variable Universal Life
Net Assets		$4,282,231	$370,461		$4,509,429
Accumulation Units Outstanding		13,117	1,538		11,475
Accumulation Unit Value		$326.447	$240.864		$392.964
Symetra Complete & Complete Advisor
Net Assets					$157,504
Accumulation Units Outstanding					1,465
Accumulation Unit Value					$107.534
	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,159,211	$10,759,241	$1,154,249	$673,603	$1,497,592
Shares Owned	380,059	317,709	92,990	42,685	272,806
Investments, at Fair Value	$7,228,707	$11,783,832	$1,174,466	$764,918	$1,519,528
Total Assets	7,228,707	11,783,832	1,174,466	764,918	1,519,528
LIABILITIES:
Total Liabilities	-	-	-	-	-
Investments, at Fair Value	$-	$-	$-	$-	$-
NET ASSETS	$7,228,707	$11,783,832	$1,174,466	$764,918	$1,519,528
PREMIER Variable Universal Life
Net Assets	$1,218,746	$3,652,598	$1,174,466	$764,918	$303,794
Accumulation Units Outstanding	76,149	233,970	77,230	67,553	22,155
Accumulation Unit Value	$16.004	$15.611	$15.207	$11.323	$13.717
Enhanced Variable Universal Life
Net Assets	$6,009,961	$8,131,234			$879,668
Accumulation Units Outstanding	13,892	21,677			4,040
Accumulation Unit Value	$432.596	$375.100			$217.833
Symetra Complete & Complete Advisor
Net Assets	$-		$-		$336,066
Accumulation Units Outstanding	-		-		2,686
Accumulation Unit Value	$-		$-		$125.113

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
4

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$5,053,355	$1,317,123	$174,398	$921,157	$4,553,789
Shares Owned	41,400	105,624	6,894	42,001	4,553,789
Investments, at Fair Value	$5,480,978	$1,355,159	$225,371	$1,349,507	$4,553,789
Total Assets	5,480,978	1,355,159	225,371	1,349,507	4,553,789
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,480,978	$1,355,159	$225,371	$1,349,507	$4,553,789
PREMIER Variable Universal Life
Net Assets	$2,099,225	$20,597		$1,349,507	$1,743,157
Accumulation Units Outstanding	133,627	1,051		81,158	125,444
Accumulation Unit Value	$15.710	$19.596		$16.628	$13.899
Enhanced Variable Universal Life
Net Assets	$3,381,753	$1,334,562			$968,279
Accumulation Units Outstanding	10,387	4,980			5,771
Accumulation Unit Value	$325.528	$268.006			$167.840
Symetra Complete & Complete Advisor
Net Assets		$-	$225,371	$-	$1,842,353
Accumulation Units Outstanding		-	2,056	-	16,832
Accumulation Unit Value		$-	$109.590	$-	$109.450
	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,216,571	$234,111	$52,817	$16,061	$108,162
Shares Owned	170,396	26,501	8,524	955	8,773
Investments, at Fair Value	$2,857,543	$336,564	$65,897	$14,475	$130,022
Total Assets	2,857,543	336,564	65,897	14,475	130,022
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,857,543	$336,564	$65,897	$14,475	$130,022
PREMIER Variable Universal Life
Net Assets	$361,695	$332,193			$130,022
Accumulation Units Outstanding	22,311	25,335			9,693
Accumulation Unit Value	$16.212	$13.109			$13.414
Enhanced Variable Universal Life
Net Assets	$2,447,611
Accumulation Units Outstanding	9,352
Accumulation Unit Value	$261.707
Symetra Complete & Complete Advisor
Net Assets	$48,237	$4,371	$65,897	$14,475	$-
Accumulation Units Outstanding	608	38	679	134	-
Accumulation Unit Value	$79.274	$114.258	$97.119	$108.263	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
5

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,194	$334,208	$600,291	$450,872	$105,288
Shares Owned	714	31,084	35,193	35,075	13,607
Investments, at Fair Value	$11,823	$505,128	$757,699	$459,839	$126,673
Total Assets	11,823	505,128	757,699	459,839	126,673
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,823	$505,128	$757,699	$459,839	$126,673
PREMIER Variable Universal Life
Net Assets		$505,128	$757,699	$459,839
Accumulation Units Outstanding		36,002	77,510	27,330
Accumulation Unit Value		$14.031	$9.775	$16.825
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$11,823	$-	$-	$-	$126,673
Accumulation Units Outstanding	105	-	-	-	1,368
Accumulation Unit Value	$112.516	$-	$-	$-	$92.580
	Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$166,344	$95,671	$27,926	$706,397	$823,105
Shares Owned	18,361	10,887	2,976	37,487	41,734
Investments, at Fair Value	$185,085	$106,144	$30,501	$805,969	$956,537
Total Assets	185,085	106,144	30,501	805,969	956,537
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$185,085	$106,144	$30,501	$805,969	$956,537
Net Assets				$105,727	$156,631
Accumulation Units Outstanding				4,147	4,779
Accumulation Unit Value				$25.486	$32.763
Enhanced Variable Universal Life
Net Assets				$700,242	$799,906
Accumulation Units Outstanding				2,147	2,962
Accumulation Unit Value				$326.142	$270.065
Symetra Complete & Complete Advisor
Net Assets	$185,085	$106,144	$30,501
Accumulation Units Outstanding	1,841	1,095	291
Accumulation Unit Value	$101.136	$96.952	$104.850

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
6

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	INVESCO BASIC VALUE FUND I1	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$130,196	$1,006,921	$14,485	$92,416	$22,970
Shares Owned	22,068	43,483	839	8,046	2,430
Investments, at Fair Value	$140,796	$1,013,172	$19,203	$107,896	$31,646
Total Assets	140,796	1,013,172	19,203	107,896	31,646
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$140,796	$1,013,172	$19,203	$107,896	$31,646
PREMIER Variable Universal Life
Net Assets		$992,412	$19,203	$107,896	$31,646
Accumulation Units Outstanding		114,168	1,793	5,987	3,108
Accumulation Unit Value		$8.692	$10.714	$18.021	$10.183
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$140,796	$20,760	$-	$-	$-
Accumulation Units Outstanding	1,857	261	-	-	-
Accumulation Unit Value	$75.830	$79.682	$-	$-	$-
	Sub-Accounts
	INVESCO GLOBAL HEALTHCARE[1]	INVESCO GLOBAL REAL ESTATE[1]	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$20,832	$453,115	$921,957	$409,034	$135,275
Shares Owned	1,218	42,219	38,895	17,758	12,389
Investments, at Fair Value	$20,357	$573,330	$1,115,883	$503,421	$126,366
Total Assets	20,357	573,330	1,115,883	503,421	126,366
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$20,357	$573,330	$1,115,883	$503,421	$126,366
PREMIER Variable Universal Life
Net Assets	$20,357	$573,330	$951,071	$503,421	$126,366
Accumulation Units Outstanding	1,366	20,307	39,558	42,363	8,484
Accumulation Unit Value	$14.895	$28.233	$24.042	$11.883	$14.897
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$164,812	$-
Accumulation Units Outstanding			1,842	-
Accumulation Unit Value			$89.497	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
7

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN
ASSETS:
Investments in Underlying:
Investments, at Cost	$576,255	$461,512	$483,212	$19,128	$199,415
Shares Owned	90,968	33,069	31,005	1,601	18,779
Investments, at Fair Value	$618,583	$518,852	$494,524	$24,591	$206,196
Total Assets	618,583	518,852	494,524	24,591	206,196
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$618,583	$518,852	$494,524	$24,591	$206,196
PREMIER Variable Universal Life
Net Assets	$618,583	$518,852	$494,524
Accumulation Units Outstanding	38,944	34,551	36,495
Accumulation Unit Value	$15.883	$15.018	$13.550
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets			$-	$24,591	$206,196
Accumulation Units Outstanding			-	237	1,782
Accumulation Unit Value			$-	$103.914	$115.742
	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$82,283	$613,312	$519,603	$1,226,063	$116,104
Shares Owned	7,724	74,320	47,041	112,261	4,374
Investments, at Fair Value	$85,822	$669,615	$521,211	$1,329,161	$137,848
Total Assets	85,822	669,615	521,211	1,329,161	137,848
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$85,822	$669,615	$521,211	$1,329,161	$137,848
PREMIER Variable Universal Life
Net Assets	$85,822	$428,410		$1,093,808
Accumulation Units Outstanding	6,501	34,097		55,908
Accumulation Unit Value	$13.204	$12.564		$19.583
Enhanced Variable Universal Life
Net Assets				$235,353
Accumulation Units Outstanding				1,159
Accumulation Unit Value				$203.309
Symetra Complete & Complete Advisor
Net Assets	$-	$241,205	$521,211		$137,848
Accumulation Units Outstanding	-	1,977	4,021		1,603
Accumulation Unit Value	$-	$122.085	$129.410		$85.967

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
8

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$547,522	$155,740	$3,506,160	$5,684,154	$4,737
Shares Owned	21,824	10,601	165,749	271,913	588
Investments, at Fair Value	$677,396	$208,629	$3,717,762	$6,256,724	$6,259
Total Assets	677,396	208,629	3,717,762	6,256,724	6,259
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$677,396	$208,629	$3,717,762	$6,256,724	$6,259
PREMIER Variable Universal Life
Net Assets	$677,396	$208,629	$2,699,289	$4,012,465
Accumulation Units Outstanding	30,979	17,404	203,649	258,249
Accumulation Unit Value	$21.866	$11.987	$13.254	$15.537
Enhanced Variable Universal Life
Net Assets			$1,018,473	$2,244,259
Accumulation Units Outstanding			5,760	9,601
Accumulation Unit Value			$176.827	$233.738
Symetra Complete & Complete Advisor
Net Assets	$-	$-			$6,259
Accumulation Units Outstanding	-	-			51
Accumulation Unit Value	$-	$-			$122.824
	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$40,518	$1,712,781	$35,686	$178,905	$178,247
Shares Owned	4,935	99,734	3,402	15,873	18,182
Investments, at Fair Value	$52,361	$1,688,493	$55,580	$259,517	$193,099
Total Assets	52,361	1,688,493	55,580	259,517	193,099
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$52,361	$1,688,493	$55,580	$259,517	$193,099
PREMIER Variable Universal Life
Net Assets	$52,361	$1,334,517		$259,517	$193,099
Accumulation Units Outstanding	3,737	71,435		25,943	13,638
Accumulation Unit Value	$14.020	$18.681		$10.003	$14.165
Enhanced Variable Universal Life
Net Assets		$353,976
Accumulation Units Outstanding		1,585
Accumulation Unit Value		$223.281
Symetra Complete & Complete Advisor
Net Assets	$-	$-	$55,580	$-	$-
Accumulation Units Outstanding	-	-	563	-	-
Accumulation Unit Value	$-	$-	$98.665	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
9

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I
ASSETS:
Investments in Underlying:
Investments, at Cost	$217,492	$761,541	$213,151	$184,285	$77,095
Shares Owned	22,632	89,732	11,931	10,642	5,578
Investments, at Fair Value	$258,002	$1,013,971	$237,901	$207,413	$62,422
Total Assets	258,002	1,013,971	237,901	207,413	62,422
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$258,002	$1,013,971	$237,901	$207,413	$62,422
PREMIER Variable Universal Life
Net Assets		$1,013,971		$207,413
Accumulation Units Outstanding		38,081		12,071
Accumulation Unit Value		$26.627		$17.183
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$258,002	$-	$237,901	$-	$62,422
Accumulation Units Outstanding	2,665	-	1,631	-	773
Accumulation Unit Value	$96.824	$-	$145.902	$-	$80.743
	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$261,857	$6,413	$162,074	$47,854	$149,034
Shares Owned	22,395	386	10,981	2,628	19,883
Investments, at Fair Value	$246,567	$7,218	$179,862	$61,794	$154,680
Total Assets	246,567	7,218	179,862	61,794	154,680
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$246,567	$7,218	$179,862	$61,794	$154,680
PREMIER Variable Universal Life
Net Assets	$246,567
Accumulation Units Outstanding	19,333
Accumulation Unit Value	$12.753
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$7,218	$179,862	$61,794	$154,680
Accumulation Units Outstanding	-	68	1,697	679	1,269
Accumulation Unit Value	$-	$105.137	$105.977	$90.988	$121.934

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
10

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$310,776	$71,893	$77,270	$33,950	$15,096
Shares Owned	19,501	8,074	10,999	3,072	1,325
Investments, at Fair Value	$356,694	$120,548	$113,844	$54,318	$15,984
Total Assets	356,694	120,548	113,844	54,318	15,984
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$356,694	$120,548	$113,844	$54,318	$15,984
PREMIER Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$356,694	$120,548	$113,844	$54,318	$15,984
Accumulation Units Outstanding	3,993	1,177	1,154	492	134
Accumulation Unit Value	$89.330	$102.396	$98.622	$110.512	$119.036

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$194,090	$571,268
Shares Owned	10,033	21,485
Investments, at Fair Value	$245,219	$727,497
Total Assets	245,219	727,497
LIABILITIES:
Total Liabilities	-	-
NET ASSETS	$245,219	$727,497
PREMIER Variable Universal Life
Net Assets		$727,497
Accumulation Units Outstanding		30,095
Accumulation Unit Value		$24.173
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$245,219
Accumulation Units Outstanding	2,621
Accumulation Unit Value	$93.570

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS
11

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II
Investment Income
Dividend Income	$23,311	$2,283	$4,250	$22,941	$379
Mortality and Expense Risk Charge	(8,666)	(898)	(1,790)	(6,924)	(192)
Net Investment Income (Loss)	14,645	1,385	2,460	16,017	187
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(50,773)	1,830	2,199	(28,502)	4,622
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	163,717	2,369	5,824	129,633	(2,400)
Net Gain (Loss) on Investments	112,944	4,199	8,023	101,131	2,222
Net Increase (Decrease) in Net Assets Resulting from Operations	$127,589	$5,584	$10,483	$117,148	$2,409
	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX[1]
Investment Income
Dividend Income	$402	$74	$14,231	$419	$115
Mortality and Expense Risk Charge	(574)	(178)	(4,493)	(247)	(153)
Net Investment Income (Loss)	(172)	(104)	9,738	172	(38)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,495)	1,212	(85,577)	(151)	(5)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	14,431	2,682	153,829	2,053	4,873
Net Gain (Loss) on Investments	12,936	3,894	68,252	1,902	4,868
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,764	$3,790	$77,990	$2,074	$4,830

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
12

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	CALVERT S&P MIDCAP 400 INDEX[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Investment Income
Dividend Income	$116	$11,500	$10,233	$21,400	$2,104
Mortality and Expense Risk Charge	(109)	(3,707)	(7,043)	(3,859)	(1,713)
Net Investment Income (Loss)	7	7,793	3,190	17,541	391
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	10	(9,758)	(129,136)	2,052	1,112
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	3,365	76,690	361,135	20,767	31,586
Net Gain (Loss) on Investments	3,375	66,932	231,999	22,819	32,698
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,382	$74,725	$235,189	$40,360	$33,089
	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
Investment Income
Dividend Income	$6,358	$-	$17,945	$3,892	$5,001
Mortality and Expense Risk Charge	(3,040)	(5,221)	(4,006)	(1,278)	(578)
Net Investment Income (Loss)	3,318	(5,221)	13,939	2,614	4,423
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	116,608	9,805	(2,782)	(3,288)	(589)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(35,900)	188,558	46,499	2,310	5,126
Net Gain (Loss) on Investments	80,708	198,363	43,717	(978)	4,537
Net Increase (Decrease) in Net Assets Resulting from Operations	$84,026	$193,142	$57,656	$1,636	$8,960

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
13

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$18,031	$74,565	$6,715	$1,341	$98,026
Mortality and Expense Risk Charge	(1,579)	(39,428)	(4,740)	(567)	(65,637)
Net Investment Income (Loss)	16,452	35,137	1,975	774	32,389
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(3,332)	(122,721)	(4,136)	(619)	(544,126)
Realized Capital Gain Distributions Received	-	22,465	1,866	442	3,558
Net Change in Unrealized Appreciation (Depreciation)	16,398	618,516	83,404	12,510	1,736,512
Net Gain (Loss) on Investments	13,066	518,260	81,134	12,333	1,195,944
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,518	$553,397	$83,109	$13,107	$1,228,333
	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Investment Income
Dividend Income	$123,024	$29,174	$7,837	$1,450	$113,539
Mortality and Expense Risk Charge	(58,487)	(88,801)	(7,401)	(4,664)	(11,980)
Net Investment Income (Loss)	64,537	(59,627)	436	(3,214)	101,559
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(468,161)	(375,917)	(64,121)	(9,132)	(67,992)
Realized Capital Gain Distributions Received	-	35,670	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,314,003	2,673,688	208,334	154,879	142,116
Net Gain (Loss) on Investments	845,842	2,333,441	144,213	145,747	74,124
Net Increase (Decrease) in Net Assets Resulting from Operations	$910,379	$2,273,814	$144,649	$142,533	$175,683

SEE NOTES TO FINANCIAL STATEMENTS
14

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND
Investment Income
Dividend Income	$101,568	$48,197	$741	$1,465	$5,747
Mortality and Expense Risk Charge	(44,639)	(12,753)	(1,384)	(8,289)	(26,153)
Net Investment Income (Loss)	56,929	35,444	(643)	(6,824)	(20,406)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(565,967)	23,454	4,788	59,017	-
Realized Capital Gain Distributions Received	103,455	14,644	612	3,934	2,323
Net Change in Unrealized Appreciation (Depreciation)	1,136,236	22,126	42,872	238,778	-
Net Gain (Loss) on Investments	673,724	60,224	48,272	301,729	2,323
Net Increase (Decrease) in Net Assets Resulting from Operations	$730,653	$95,668	$47,629	$294,905	$(18,083)
	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II
Investment Income
Dividend Income	$37,070	$-	$1,490	$911	$7,762
Mortality and Expense Risk Charge	(23,107)	(2,202)	(617)	(101)	(833)
Net Investment Income (Loss)	13,963	(2,202)	873	810	6,929
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(93,282)	14,637	(922)	(92)	(1,133)
Realized Capital Gain Distributions Received	5,054	-	5	-	-
Net Change in Unrealized Appreciation (Depreciation)	373,497	33,468	5,887	846	7,747
Net Gain (Loss) on Investments	285,269	48,105	4,970	754	6,614
Net Increase (Decrease) in Net Assets Resulting from Operations	$299,232	$45,903	$5,843	$1,564	$13,543

SEE NOTES TO FINANCIAL STATEMENTS
15

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I1	FRANKLIN U.S. GOVERNMENT II
Investment Income
Dividend Income	$93	$3,280	$-	$-	$14,552
Mortality and Expense Risk Charge	(76)	(3,036)	(4,703)	(19)	(3,130)
Net Investment Income (Loss)	17	244	(4,703)	(19)	11,422
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(71)	16,522	(44,091)	423	5,203
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,622	91,159	213,042	(186)	2,944
Net Gain (Loss) on Investments	2,551	107,681	168,951	237	8,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,568	$107,925	$164,248	$218	$19,569
	Sub-Accounts
	FRANKLIN ZERO COUPON 2010 I1	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I
Investment Income
Dividend Income	$-	$541	$1,357	$746	$191
Mortality and Expense Risk Charge	(61)	(763)	(1,340)	(605)	(397)
Net Investment Income (Loss)	(61)	(222)	17	141	(206)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	244	8,282	5,659	9,844	6,766
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(122)	4,160	11,391	(1,640)	804
Net Gain (Loss) on Investments	122	12,442	17,050	8,204	7,570
Net Increase (Decrease) in Net Assets Resulting from Operations	$61	$12,220	$17,067	$8,345	$7,364

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
16

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO BASIC VALUE FUND I1	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1
Investment Income
Dividend Income	$6,761	$7,278	$801	$7,023	$86
Mortality and Expense Risk Charge	(6,272)	(8,218)	(897)	(6,504)	(115)
Net Investment Income (Loss)	489	(940)	(96)	519	(29)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(56,150)	50,527	(5,660)	(47,778)	1,774
Realized Capital Gain Distributions Received	-	55,190	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	195,447	68,230	10,600	179,115	748
Net Gain (Loss) on Investments	139,297	173,947	4,940	131,337	2,522
Net Increase (Decrease) in Net Assets Resulting from Operations	$139,786	$173,007	$4,844	$131,856	$2,493
	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTHCARE[1]	INVESCO GLOBAL REAL ESTATE[1]	INVESCO INTERNATIONAL GROWTH I1
Investment Income
Dividend Income	$-	$-	$-	$27,688	$25,273
Mortality and Expense Risk Charge	(681)	(188)	(134)	(3,871)	(7,813)
Net Investment Income (Loss)	(681)	(188)	(134)	23,817	17,460
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(10,125)	1,408	(585)	(152,396)	(41,840)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	27,152	3,372	1,626	213,893	143,850
Net Gain (Loss) on Investments	17,027	4,780	1,041	61,497	102,010
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,346	$4,592	$907	$85,314	$119,470

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
17

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES
Investment Income
Dividend Income	$8,708	$397	$6,410	$4,383	$7,404
Mortality and Expense Risk Charge	(3,327)	(1,092)	(3,810)	(3,428)	(3,338)
Net Investment Income (Loss)	5,381	(695)	2,600	955	4,066
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(23,757)	(28,042)	(15,264)	(251)	(43,960)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	72,752	36,646	127,148	58,819	86,183
Net Gain (Loss) on Investments	48,995	8,604	111,884	58,568	42,223
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,376	$7,909	$114,484	$59,523	$46,289
	Sub-Accounts
	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN
Investment Income
Dividend Income	$181	$14,503	$4,770	$84,394	$11,422
Mortality and Expense Risk Charge	(189)	(1,389)	(506)	(3,862)	(3,360)
Net Investment Income (Loss)	(8)	13,114	4,264	80,532	8,062
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	3,781	(192)	2,774	(7,481)	2,082
Realized Capital Gain Distributions Received	-	-	-	10,792	15,353
Net Change in Unrealized Appreciation (Depreciation)	2,503	8,720	1,937	41,680	4,832
Net Gain (Loss) on Investments	6,284	8,528	4,711	44,991	22,267
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,276	$21,642	$8,975	$125,523	$30,329

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
18

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Investment Income
Dividend Income	$63,863	$561	$1,892	$3,973	$47,454
Mortality and Expense Risk Charge	(9,446)	(838)	(4,189)	(1,362)	(26,140)
Net Investment Income (Loss)	54,417	(277)	(2,297)	2,611	21,314
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	9,059	4,507	(49,741)	3,123	(29,742)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	40,625	10,541	137,549	27,257	502,342
Net Gain (Loss) on Investments	49,684	15,048	87,808	30,380	472,600
Net Increase (Decrease) in Net Assets Resulting from Operations	$104,101	$14,771	$85,511	$32,991	$493,914
	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I
Investment Income
Dividend Income	$-	$400	$2,479	$16,264	$1,356
Mortality and Expense Risk Charge	(44,047)	(183)	(326)	(11,606)	(373)
Net Investment Income (Loss)	(44,047)	217	2,153	4,658	983
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(61,958)	2,191	665	(45,681)	577
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,131,915	(1,373)	4,642	293,528	10,639
Net Gain (Loss) on Investments	1,069,957	818	5,307	247,847	11,216
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,025,910	$1,035	$7,460	$252,505	$12,199

SEE NOTES TO FINANCIAL STATEMENTS
19

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I
Investment Income
Dividend Income	$5,523	$9,189	$3,959	$13,891	$3,638
Mortality and Expense Risk Charge	(1,557)	(1,205)	(1,565)	(6,069)	(1,822)
Net Investment Income (Loss)	3,966	7,984	2,394	7,822	1,816
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(747)	8,897	(4,343)	(67,175)	12,552
Realized Capital Gain Distributions Received	-	-	-	-	575
Net Change in Unrealized Appreciation (Depreciation)	51,996	(22)	35,092	203,169	14,552
Net Gain (Loss) on Investments	51,249	8,875	30,749	135,994	27,679
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,215	$16,859	$33,143	$143,816	$29,495
	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH
Investment Income
Dividend Income	$2,535	$896	$3,221	$206	$1,455
Mortality and Expense Risk Charge	(1,248)	(424)	(1,629)	(288)	(1,169)
Net Investment Income (Loss)	1,287	472	1,592	(82)	286
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	4,058	(453)	(31,838)	(1,145)	7,508
Realized Capital Gain Distributions Received	459	-	-	-	4,741
Net Change in Unrealized Appreciation (Depreciation)	16,198	4,053	45,319	1,838	6,113
Net Gain (Loss) on Investments	20,715	3,600	13,481	693	18,362
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,002	$4,072	$15,073	$611	$18,648

SEE NOTES TO FINANCIAL STATEMENTS
20

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Investment Income
Dividend Income	$5,418	$10,143	$6,306	$1,341	$2,606
Mortality and Expense Risk Charge	(1,850)	(1,028)	(2,752)	(1,054)	(715)
Net Investment Income (Loss)	3,568	9,115	3,554	287	1,891
Realized and Unrealized Gain (Loss) on Investments
Investment Income
Dividend Income	$-	$-	$-	$-	$-
Mortality and Expense Risk Charge	-	-	-	-	-
Net Realized Gain (Loss) on the Sale of Fund Shares	(27,890)	657	184	(1,949)	(1,642)
Realized Capital Gain Distributions Received	3,016	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	56,197	4,778	46,298	35,201	24,475
Net Gain (Loss) on Investments	31,323	5,435	46,482	33,252	22,833
Net Increase (Decrease) in Net Assets Resulting from Operations	$34,891	$14,550	$50,036	$33,539	$24,724

	Sub-Accounts
	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Investment Income
Dividend Income	$340	$2,535	$3,782	$-
Mortality and Expense Risk Charge	(690)	(505)	(1,550)	(4,517)
Net Investment Income (Loss)	(350)	2,030	2,232	(4,517)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	12,009	1,913	(1,605)	(27,668)
Realized Capital Gain Distributions Received	-	124	4,477	-
Net Change in Unrealized Appreciation (Depreciation)	16,166	(367)	29,195	168,690
Net Gain (Loss) on Investments	28,175	1,670	32,067	141,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,825	$3,700	$34,299	$136,505

SEE NOTES TO FINANCIAL STATEMENTS
21

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at January 1, 2009	$1,336,115	$9,274	$139,129	$808,599	$28,118
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	58,192	396	2,105	11,519	1,311
Net Realized Gains (Losses)	(141,769)	5	278	(55,002)	(19,143)
Net Change in Unrealized Appreciation (Depreciation)	252,868	1,525	13,491	287,279	22,489
Net Increase (Decrease) in Net Assets Resulting from Operations	169,291	1,926	15,874	243,796	4,657
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	183,669	-	132,122	171,873	25,217
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	63,984	-	4,586	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(463,498)	-	(59,355)	(203,248)	(23,007)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(810)	(510)	-	(174)	-
Increase (Decrease) from Contract Transactions	(280,639)	63,474	72,767	(26,963)	2,210
Total Increase (Decrease) in Net Assets	(111,348)	65,400	88,641	216,833	6,867
Net Assets at December 31, 2009	1,224,767	74,674	227,770	1,025,432	34,985
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	14,645	1,385	2,460	16,017	187
Net Realized Gains (Losses)	(50,773)	1,830	2,199	(28,502)	4,622
Net Change in Unrealized Appreciation (Depreciation)	163,717	2,369	5,824	129,633	(2,400)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,589	5,584	10,483	117,148	2,409
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	155,720	-	108,189	163,550	14,714
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	156,052	-	10	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(232,144)	-	(66,397)	(233,559)	(23,183)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(915)	(110,920)	-	(213)	-
Increase (Decrease) from Contract Transactions	(77,339)	45,132	41,792	(70,212)	(8,469)
Total Increase (Decrease) in Net Assets	50,250	50,716	52,275	46,936	(6,060)
Net Assets at December 31, 2010	$1,275,017	$125,390	$280,045	$1,072,368	$28,925

SEE NOTES TO FINANCIAL STATEMENTS
22

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	CALVERT EAFE INTERNATIONAL INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX[1]
Net Assets at January 1, 2009	$47,955	$10,773	$623,884	$26,314	$4,689
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(251)	(139)	30,133	434	66
Net Realized Gains (Losses)	(4,174)	(2,189)	(147,205)	(16,338)	169
Net Change in Unrealized Appreciation (Depreciation)	22,429	12,202	219,278	23,687	763
Net Increase (Decrease) in Net Assets Resulting from Operations	18,004	9,874	102,206	7,783	998
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	16,451	18,902	119,785	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	17,606	13,749
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(7,277)	(2,952)	(188,222)	(1)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(17,932)	(101)
Increase (Decrease) from Contract Transactions	9,174	15,950	(68,437)	(327)	13,648
Total Increase (Decrease) in Net Assets	27,178	25,824	33,769	7,456	14,646
Net Assets at December 31, 2009	75,133	36,597	657,653	33,770	19,335
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(172)	(104)	9,738	172	(38)
Net Realized Gains (Losses)	(1,495)	1,212	(85,577)	(151)	(5)
Net Change in Unrealized Appreciation (Depreciation)	14,431	2,682	153,829	2,053	4,873
Net Increase (Decrease) in Net Assets Resulting from Operations	12,764	3,790	77,990	2,074	4,830
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	17,993	6,773	120,891	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	871	13
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(8,882)	(19,037)	(161,646)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(143)	(202)
Increase (Decrease) from Contract Transactions	9,111	(12,264)	(40,755)	728	(189)
Total Increase (Decrease) in Net Assets	21,875	(8,474)	37,235	2,802	4,641
Net Assets at December 31, 2010	$97,008	$28,123	$694,888	$36,572	$23,976

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
23

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	CALVERT S&P MIDCAP 400 INDEX[1]	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
Net Assets at January 1, 2009	$-	$475,966	$776,079	$502,837	$219,049
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	9,467	6,122	21,234	701
Net Realized Gains (Losses)	-	1,638	(216,114)	(9,843)	(12,004)
Net Change in Unrealized Appreciation (Depreciation)	(310)	83,642	465,786	59,036	76,629
Net Increase (Decrease) in Net Assets Resulting from Operations	(310)	94,747	255,794	70,427	65,326
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	70,841	139,625	72,193	31,371
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	13,749	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(114,900)	(203,241)	(111,160)	(69,941)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	13,749	(44,059)	(63,616)	(38,967)	(38,570)
Total Increase (Decrease) in Net Assets	13,439	50,688	192,178	31,460	26,756
Net Assets at December 31, 2009	13,439	526,654	968,257	534,297	245,805
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	7	7,793	3,190	17,541	391
Net Realized Gains (Losses)	10	(9,758)	(129,136)	2,052	1,112
Net Change in Unrealized Appreciation (Depreciation)	3,365	76,690	361,135	20,767	31,586
Net Increase (Decrease) in Net Assets Resulting from Operations	3,382	74,725	235,189	40,360	33,089
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	71,869	133,791	62,773	27,208
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	104	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(104,290)	(250,723)	(100,301)	(34,894)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(64)	-	-	-	-
Increase (Decrease) from Contract Transactions	40	(32,421)	(116,932)	(37,528)	(7,686)
Total Increase (Decrease) in Net Assets	3,422	42,304	118,257	2,832	25,403
Net Assets at December 31, 2010	$16,861	$568,958	$1,086,514	$537,129	$271,208

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
24

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
Net Assets at January 1, 2009	$1,212,848	$321,881	$555,912	$157,931	$71,315
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	6,683	(1,303)	18,132	6,152	4,316
Net Realized Gains (Losses)	(32,865)	(16,205)	(27,543)	(9,202)	(3,389)
Net Change in Unrealized Appreciation (Depreciation)	109,497	220,858	127,654	52,007	17,789
Net Increase (Decrease) in Net Assets Resulting from Operations	83,315	203,350	118,243	48,957	18,716
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	705,646	120,076	78,448	21,207	13,167
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	65,532	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,054,841)	(112,485)	(182,098)	(31,295)	(19,273)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(13,966)	-	-	-
Increase (Decrease) from Contract Transactions	(349,195)	59,157	(103,650)	(10,088)	(6,106)
Total Increase (Decrease) in Net Assets	(265,880)	262,507	14,593	38,869	12,610
Net Assets at December 31, 2009	946,968	584,388	570,505	196,800	83,925
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,318	(5,221)	13,939	2,614	4,423
Net Realized Gains (Losses)	116,608	9,805	(2,782)	(3,288)	(589)
Net Change in Unrealized Appreciation (Depreciation)	(35,900)	188,558	46,499	2,310	5,126
Net Increase (Decrease) in Net Assets Resulting from Operations	84,026	193,142	57,656	1,636	8,960
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	611,130	77,372	65,695	20,420	9,068
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	302,398	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,307,362)	(89,191)	(112,770)	(32,218)	(15,283)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(206,845)	-	-	-
Increase (Decrease) from Contract Transactions	(696,232)	83,734	(47,075)	(11,798)	(6,215)
Total Increase (Decrease) in Net Assets	(612,206)	276,876	10,581	(10,162)	2,745
Net Assets at December 31, 2010	$334,762	$861,264	$581,086	$186,638	$86,670

SEE NOTES TO FINANCIAL STATEMENTS
25

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
Net Assets at January 1, 2009	$144,105	$3,967,364	$501,795	$66,476	$6,719,226
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	18,861	61,990	3,825	846	43,084
Net Realized Gains (Losses)	(13,739)	(320,559)	(47,155)	(3,799)	(1,248,678)
Net Change in Unrealized Appreciation (Depreciation)	68,447	1,295,039	189,041	27,549	3,384,936
Net Increase (Decrease) in Net Assets Resulting from Operations	73,569	1,036,470	145,711	24,596	2,179,342
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	31,110	33,634	19,226	10,350	916,733
Enhanced Variable Universal Life	-	440,244	64,084	-	374,721
Symetra Complete & Complete Advisor	-	-	-	-	53,136
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(35,823)	(37,643)	(15,802)	(18,219)	(1,004,378)
Enhanced Variable Universal Life	-	(878,182)	(137,180)	-	(866,688)
Symetra Complete & Complete Advisor	-	-	-	-	(17,130)
Increase (Decrease) from Contract Transactions	(4,713)	(441,947)	(69,672)	(7,869)	(543,606)
Total Increase (Decrease) in Net Assets	68,856	594,523	76,039	16,727	1,635,736
Net Assets at December 31, 2009	212,961	4,561,887	577,834	83,203	8,354,962
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	16,452	35,137	1,975	774	32,389
Net Realized Gains (Losses)	(3,332)	(100,256)	(2,270)	(177)	(540,568)
Net Change in Unrealized Appreciation (Depreciation)	16,398	618,516	83,404	12,510	1,736,512
Net Increase (Decrease) in Net Assets Resulting from Operations	29,518	553,397	83,109	13,107	1,228,333
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	30,376	29,934	20,328	8,464	442,246
Enhanced Variable Universal Life	-	336,077	24,849	-	316,259
Symetra Complete & Complete Advisor	-	-	-	-	132,731
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(28,308)	(38,562)	(19,771)	(18,772)	(730,602)
Enhanced Variable Universal Life	-	(824,143)	(75,992)	-	(1,035,524)
Symetra Complete & Complete Advisor	-	-	-	-	(118,493)
Increase (Decrease) from Contract Transactions	2,068	(496,694)	(50,586)	(10,308)	(993,383)
Total Increase (Decrease) in Net Assets	31,586	56,703	32,523	2,799	234,950
Net Assets at December 31, 2010	$244,547	$4,618,590	$610,357	$86,002	$8,589,912

SEE NOTES TO FINANCIAL STATEMENTS
26

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
Net Assets at January 1, 2009	$6,307,259	$9,299,082	$845,056	$498,967	$939,076
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	84,541	(37,093)	3,540	(1,233)	86,813
Net Realized Gains (Losses)	(1,113,347)	(1,136,455)	(119,960)	(55,342)	(101,127)
Net Change in Unrealized Appreciation (Depreciation)	2,627,035	3,486,676	341,852	268,870	409,024
Net Increase (Decrease) in Net Assets Resulting from Operations	1,598,229	2,313,128	225,432	212,295	394,710
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	194,063	518,225	196,309	89,790	26,150
Enhanced Variable Universal Life	508,599	768,744	-	-	106,273
Symetra Complete & Complete Advisor	-	-	-	-	101,251
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(266,062)	(732,450)	(250,617)	(134,358)	(35,411)
Enhanced Variable Universal Life	(1,454,930)	(1,517,614)	-	-	(186,758)
Symetra Complete & Complete Advisor	-	-	-	-	(4,125)
Increase (Decrease) from Contract Transactions	(1,018,330)	(963,095)	(54,308)	(44,568)	7,380
Total Increase (Decrease) in Net Assets	579,899	1,350,033	171,124	167,727	402,090
Net Assets at December 31, 2009	6,887,158	10,649,115	1,016,180	666,694	1,341,166
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	64,537	(59,627)	436	(3,214)	101,559
Net Realized Gains (Losses)	(468,161)	(340,247)	(64,121)	(9,132)	(67,992)
Net Change in Unrealized Appreciation (Depreciation)	1,314,003	2,673,688	208,334	154,879	142,116
Net Increase (Decrease) in Net Assets Resulting from Operations	910,379	2,273,814	144,649	142,533	175,683
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	137,719	447,646	172,392	83,090	22,549
Enhanced Variable Universal Life	503,656	625,540	-	-	113,345
Symetra Complete & Complete Advisor	-	-	-	-	618,024
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(241,585)	(657,928)	(158,755)	(127,399)	(19,900)
Enhanced Variable Universal Life	(968,620)	(1,554,355)	-	-	(307,843)
Symetra Complete & Complete Advisor	-	-	-	-	(423,496)
Increase (Decrease) from Contract Transactions	(568,830)	(1,139,097)	13,637	(44,309)	2,679
Total Increase (Decrease) in Net Assets	341,549	1,134,717	158,286	98,224	178,362
Net Assets at December 31, 2010	$7,228,707	$11,783,832	$1,174,466	$764,918	$1,519,528

SEE NOTES TO FINANCIAL STATEMENTS
27

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND
Net Assets at January 1, 2009	$5,632,937	$1,333,479	$39,554	$419,123	$2,138,803
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	88,178	107,936	250	(1,201)	(4,382)
Net Realized Gains (Losses)	(918,994)	(13,718)	(20,689)	(179,427)	-
Net Change in Unrealized Appreciation (Depreciation)	1,972,130	82,793	28,290	444,453	-
Net Increase (Decrease) in Net Assets Resulting from Operations	1,141,314	177,011	7,851	263,825	(4,382)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	229,971	1,820	-	784,480	4,403,741
Enhanced Variable Universal Life	600,230	268,234	-	-	928,552
Symetra Complete & Complete Advisor	-	-	71,504	-	3,806,402
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(618,251)	(3,897)	-	(348,822)	(4,281,801)
Enhanced Variable Universal Life	(1,260,194)	(331,776)	-	-	(981,155)
Symetra Complete & Complete Advisor	-	-	(35,610)	-	(2,027,156)
Increase (Decrease) from Contract Transactions	(1,048,244)	(65,619)	35,894	435,658	1,848,583
Total Increase (Decrease) in Net Assets	93,070	111,392	43,745	699,483	1,844,201
Net Assets at December 31, 2009	5,726,007	1,444,871	83,299	1,118,606	3,983,004
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	56,929	35,444	(643)	(6,824)	(20,406)
Net Realized Gains (Losses)	(462,512)	38,098	5,400	62,951	2,323
Net Change in Unrealized Appreciation (Depreciation)	1,136,236	22,126	42,872	238,778	-
Net Increase (Decrease) in Net Assets Resulting from Operations	730,653	95,668	47,629	294,905	(18,083)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	180,349	1,932	-	151,493	2,222,115
Enhanced Variable Universal Life	521,743	184,338	-	-	821,670
Symetra Complete & Complete Advisor	-	-	308,482	-	4,741,933
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(320,740)	(6,001)	-	(215,497)	(1,790,219)
Enhanced Variable Universal Life	(1,357,034)	(365,649)	-	-	(700,943)
Symetra Complete & Complete Advisor	-	-	(214,039)	-	(4,705,688)
Increase (Decrease) from Contract Transactions	(975,682)	(185,380)	94,443	(64,004)	588,868
Total Increase (Decrease) in Net Assets	(245,029)	(89,712)	142,072	230,901	570,785
Net Assets at December 31, 2010	$5,480,978	$1,355,159	$225,371	$1,349,507	$4,553,789

SEE NOTES TO FINANCIAL STATEMENTS
28

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II
Net Assets at January 1, 2009	$2,602,674	$20,734	$17,061	$9,942	$148,038
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	33,022	(1,510)	1,454	840	10,660
Net Realized Gains (Losses)	(207,609)	3,472	(1,496)	(119)	(35,342)
Net Change in Unrealized Appreciation (Depreciation)	766,768	77,475	14,599	2,708	65,770
Net Increase (Decrease) in Net Assets Resulting from Operations	592,181	79,437	14,557	3,429	41,088
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	30,106	283,730	-	-	41,500
Enhanced Variable Universal Life	209,524	-	-	-	-
Symetra Complete & Complete Advisor	4,425	-	43,119	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(54,205)	(60,974)	-	-	(98,937)
Enhanced Variable Universal Life	(503,559)	-	-	-	-
Symetra Complete & Complete Advisor	(11,512)	(61)	(8,525)	(208)	-
Increase (Decrease) from Contract Transactions	(325,221)	222,695	34,594	(208)	(57,437)
Total Increase (Decrease) in Net Assets	266,960	302,132	49,151	3,221	(16,349)
Net Assets at December 31, 2009	2,869,634	322,866	66,212	13,163	131,689
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	13,963	(2,202)	873	810	6,929
Net Realized Gains (Losses)	(88,228)	14,637	(917)	(92)	(1,133)
Net Change in Unrealized Appreciation (Depreciation)	373,497	33,468	5,887	846	7,747
Net Increase (Decrease) in Net Assets Resulting from Operations	299,232	45,903	5,843	1,564	13,543
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	26,480	18,371	-	-	20,902
Enhanced Variable Universal Life	158,474	-	-	-	-
Symetra Complete & Complete Advisor	871	16	169	56	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(38,515)	(50,503)	-	-	(36,112)
Enhanced Variable Universal Life	(458,462)	-	-	-	-
Symetra Complete & Complete Advisor	(171)	(89)	(6,327)	(308)	-
Increase (Decrease) from Contract Transactions	(311,323)	(32,205)	(6,158)	(252)	(15,210)
Total Increase (Decrease) in Net Assets	(12,091)	13,698	(315)	1,312	(1,667)
Net Assets at December 31, 2010	$2,857,543	$336,564	$65,897	$14,475	$130,022

SEE NOTES TO FINANCIAL STATEMENTS
29

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I1	FRANKLIN U.S. GOVERNMENT II
Net Assets at January 1, 2009	$3,056	$277,282	$467,760	$6,070	$408,505
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	99	3,546	(3,807)	199	14,731
Net Realized Gains (Losses)	258	(84,155)	(88,283)	6	7,889
Net Change in Unrealized Appreciation (Depreciation)	1,804	189,329	292,368	(49)	(11,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,161	108,720	200,278	156	10,784
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	180,788	132,075	-	191,627
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,363	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(163,368)	(146,834)	-	(173,599)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(137)	-	-	(115)	-
Increase (Decrease) from Contract Transactions	4,226	17,420	(14,759)	(115)	18,028
Total Increase (Decrease) in Net Assets	6,387	126,140	185,519	41	28,812
Net Assets at December 31, 2009	9,443	403,422	653,279	6,111	437,317
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	17	244	(4,703)	(19)	11,422
Net Realized Gains (Losses)	(71)	16,522	(44,091)	423	5,203
Net Change in Unrealized Appreciation (Depreciation)	2,622	91,159	213,042	(186)	2,944
Net Increase (Decrease) in Net Assets Resulting from Operations	2,568	107,925	164,248	218	19,569
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	89,539	109,349	-	80,186
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	31	-	-	14	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(95,758)	(169,177)	-	(77,233)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(219)	-	-	(6,343)	-
Increase (Decrease) from Contract Transactions	(188)	(6,219)	(59,828)	(6,329)	2,953
Total Increase (Decrease) in Net Assets	2,380	101,706	104,420	(6,111)	22,522
Net Assets at December 31, 2010	$11,823	$505,128	$757,699	$-	$459,839

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
30

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	FRANKLIN ZERO COUPON 2010 I1	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I
Net Assets at January 1, 2009	$19,142	$57,415	$25,146	$58,911	$8,077
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(180)	(40)	428	122	(4)
Net Realized Gains (Losses)	276	184	1,769	(17,177)	4,311
Net Change in Unrealized Appreciation (Depreciation)	(268)	17,306	5,952	29,213	3,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(172)	17,450	8,149	12,158	7,546
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	97,936	37,071	63,733	68,617	86,775
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(19,402)	(1,421)	(8,262)	(46,847)	(73,716)
Increase (Decrease) from Contract Transactions	78,534	35,650	55,471	21,770	13,059
Total Increase (Decrease) in Net Assets	78,362	53,100	63,620	33,928	20,605
Net Assets at December 31, 2009	97,504	110,515	88,766	92,839	28,682
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(61)	(222)	17	141	(206)
Net Realized Gains (Losses)	244	8,282	5,659	9,844	6,766
Net Change in Unrealized Appreciation (Depreciation)	(122)	4,160	11,391	(1,640)	804
Net Increase (Decrease) in Net Assets Resulting from Operations	61	12,220	17,067	8,345	7,364
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	195,495	46,629	359,213	54,720	82,448
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(293,060)	(42,691)	(279,961)	(49,760)	(87,993)
Increase (Decrease) from Contract Transactions	(97,565)	3,938	79,252	4,960	(5,545)
Total Increase (Decrease) in Net Assets	(97,504)	16,158	96,319	13,305	1,819
Net Assets at December 31, 2010	$-	$126,673	$185,085	$106,144	$30,501

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
31

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO BASIC VALUE FUND I1	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1
Net Assets at January 1, 2009	$549,888	$682,507	$-	$923,717	$7,434
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(3,485)	5,725	-	(664)	(59)
Net Realized Gains (Losses)	(86,288)	28,725	-	(128,188)	(1,617)
Net Change in Unrealized Appreciation (Depreciation)	288,210	376,045	-	283,291	4,797
Net Increase (Decrease) in Net Assets Resulting from Operations	198,437	410,495	-	154,439	3,121
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	7,754	10,860	-	142,467	18,049
Enhanced Variable Universal Life	163,744	81,891	-	-	-
Symetra Complete & Complete Advisor	-	-	-	18,456	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(27,376)	(61,055)	-	(239,280)	(5,773)
Enhanced Variable Universal Life	(140,911)	(187,423)	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(61,364)	-
Increase (Decrease) from Contract Transactions	3,211	(155,727)	-	(139,721)	12,276
Total Increase (Decrease) in Net Assets	201,648	254,768	-	14,718	15,397
Net Assets at December 31, 2009	751,536	937,275	-	938,435	22,831
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	489	(940)	(96)	519	(29)
Net Realized Gains (Losses)	(56,150)	105,717	(5,660)	(47,778)	1,774
Net Change in Unrealized Appreciation (Depreciation)	195,447	68,230	10,600	179,115	748
Net Increase (Decrease) in Net Assets Resulting from Operations	139,786	173,007	4,844	131,856	2,493
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	4,072	18,012	-	118,414	3,141
Enhanced Variable Universal Life	93,393	83,533	-	-	-
Symetra Complete & Complete Advisor	-	-	373,368	1	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(7,167)	(22,093)	-	(175,454)	(9,262)
Enhanced Variable Universal Life	(175,651)	(233,197)	-	-	-
Symetra Complete & Complete Advisor	-	-	(237,416)	(80)	-
Increase (Decrease) from Contract Transactions	(85,353)	(153,745)	135,952	(57,119)	(6,121)
Total Increase (Decrease) in Net Assets	54,433	19,262	140,796	74,737	(3,628)
Net Assets at December 31, 2010	$805,969	$956,537	$140,796	$1,013,172	$19,203

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
32

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTHCARE[1]	INVESCO GLOBAL REAL ESTATE[1]	INVESCO INTERNATIONAL GROWTH I1
Net Assets at January 1, 2009	$52,035	$14,830	$14,259	$478,770	$1,206,845
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(466)	(126)	(52)	(3,444)	7,959
Net Realized Gains (Losses)	(14,745)	(9,574)	(1,037)	(345,683)	(359,925)
Net Change in Unrealized Appreciation (Depreciation)	40,061	14,832	5,081	489,640	667,950
Net Increase (Decrease) in Net Assets Resulting from Operations	24,850	5,132	3,992	140,513	315,984
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	23,685	12,575	2,558	139,267	245,019
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	110,476
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(15,090)	(12,554)	(1,657)	(183,728)	(654,009)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(35,303)
Increase (Decrease) from Contract Transactions	8,595	21	901	(44,461)	(333,817)
Total Increase (Decrease) in Net Assets	33,445	5,153	4,893	96,052	(17,833)
Net Assets at December 31, 2009	85,480	19,983	19,152	574,822	1,189,012
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(681)	(188)	(134)	23,817	17,460
Net Realized Gains (Losses)	(10,125)	1,408	(585)	(152,396)	(41,840)
Net Change in Unrealized Appreciation (Depreciation)	27,152	3,372	1,626	213,893	143,850
Net Increase (Decrease) in Net Assets Resulting from Operations	16,346	4,592	907	85,314	119,470
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,380	10,947	1,879	83,698	64,633
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	266,442
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(15,310)	(3,876)	(1,581)	(170,504)	(282,023)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(241,651)
Increase (Decrease) from Contract Transactions	6,070	7,071	298	(86,806)	(192,599)
Total Increase (Decrease) in Net Assets	22,416	11,663	1,205	(1,492)	(73,129)
Net Assets at December 31, 2010	$107,896	$31,646	$20,357	$573,330	$1,115,883

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
33

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES
Net Assets at January 1, 2009	$468,360	$-	$-	$-	$612,962
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,666	1,700	(2,599)	(2,216)	6,230
Net Realized Gains (Losses)	(161,606)	(31,552)	(75,553)	(15,071)	(204,708)
Net Change in Unrealized Appreciation (Depreciation)	277,731	(45,555)	(84,821)	(1,480)	318,337
Net Increase (Decrease) in Net Assets Resulting from Operations	118,791	(75,407)	(162,973)	(18,767)	119,859
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	154,656	298,897	912,898	589,955	55,495
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(264,355)	(51,454)	(229,352)	(84,842)	(305,390)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(109,699)	247,443	683,546	505,113	(249,895)
Total Increase (Decrease) in Net Assets	9,092	172,036	520,573	486,346	(130,036)
Net Assets at December 31, 2009	477,452	172,036	520,573	486,346	482,926
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	5,381	(695)	2,600	955	4,066
Net Realized Gains (Losses)	(23,757)	(28,042)	(15,264)	(251)	(43,960)
Net Change in Unrealized Appreciation (Depreciation)	72,752	36,646	127,148	58,819	86,183
Net Increase (Decrease) in Net Assets Resulting from Operations	54,376	7,909	114,484	59,523	46,289
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	76,118	25,132	92,740	50,952	95,751
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(104,525)	(78,711)	(109,214)	(77,969)	(130,442)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(28,407)	(53,579)	(16,474)	(27,017)	(34,691)
Total Increase (Decrease) in Net Assets	25,969	(45,670)	98,010	32,506	11,598
Net Assets at December 31, 2010	$503,421	$126,366	$618,583	$518,852	$494,524

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS
34

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN
Net Assets at January 1, 2009	$-	$19,392	$1,523	$213,387	$61,057
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	426	3,900	1,472	15,424	4,477
Net Realized Gains (Losses)	1,470	(98)	-	(61,422)	9,581
Net Change in Unrealized Appreciation (Depreciation)	2,961	2,540	1,800	138,368	(3,564)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,857	6,342	3,272	92,370	10,494
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	27,928	146,204	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	29,184	48,968	-	47,446	260,912
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(2,816)	(96,793)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(13,858)	(576)	-	(16,243)	(41,687)
Increase (Decrease) from Contract Transactions	15,326	48,392	25,112	80,614	219,225
Total Increase (Decrease) in Net Assets	20,183	54,734	28,384	172,984	229,719
Net Assets at December 31, 2009	20,183	74,126	29,907	386,371	290,776
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(8)	13,114	4,264	80,532	8,062
Net Realized Gains (Losses)	3,781	(192)	2,774	3,311	17,435
Net Change in Unrealized Appreciation (Depreciation)	2,503	8,720	1,937	41,680	4,832
Net Increase (Decrease) in Net Assets Resulting from Operations	6,276	21,642	8,975	125,523	30,329
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	63,178	143,345	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	14,057	358,966	-	304,094	992,048
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(16,238)	(81,714)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(15,925)	(248,538)	-	(208,004)	(791,942)
Increase (Decrease) from Contract Transactions	(1,868)	110,428	46,940	157,721	200,106
Total Increase (Decrease) in Net Assets	4,408	132,070	55,915	283,244	230,435
Net Assets at December 31, 2010	$24,591	$206,196	$85,822	$669,615	$521,211

SEE NOTES TO FINANCIAL STATEMENTS
35

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I
Net Assets at January 1, 2009	$1,203,598	$21,188	$322,698	$234,712	$2,970,839
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	60,949	(90)	415	4,963	32,193
Net Realized Gains (Losses)	(12,161)	(23,802)	(215,041)	(68,363)	(188,771)
Net Change in Unrealized Appreciation (Depreciation)	146,075	33,389	431,474	84,846	849,829
Net Increase (Decrease) in Net Assets Resulting from Operations	194,863	9,497	216,848	21,446	693,251
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	102,883	-	289,686	30,125	377,926
Enhanced Variable Universal Life	54,329	-	-	-	116,656
Symetra Complete & Complete Advisor	-	60,399	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(143,844)	-	(246,285)	(85,495)	(458,882)
Enhanced Variable Universal Life	(74,387)	-	-	-	(179,646)
Symetra Complete & Complete Advisor	-	(16,780)	-	-	-
Increase (Decrease) from Contract Transactions	(61,019)	43,619	43,401	(55,370)	(143,946)
Total Increase (Decrease) in Net Assets	133,844	53,116	260,249	(33,924)	549,305
Net Assets at December 31, 2009	1,337,442	74,304	582,947	200,788	3,520,144
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	54,417	(277)	(2,297)	2,611	21,314
Net Realized Gains (Losses)	9,059	4,507	(49,741)	3,123	(29,742)
Net Change in Unrealized Appreciation (Depreciation)	40,625	10,541	137,549	27,257	502,342
Net Increase (Decrease) in Net Assets Resulting from Operations	104,101	14,771	85,511	32,991	493,914
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	86,712	-	140,970	11,678	308,811
Enhanced Variable Universal Life	66,872	-	-	-	96,044
Symetra Complete & Complete Advisor	-	167,936	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(219,183)	-	(132,032)	(36,828)	(480,722)
Enhanced Variable Universal Life	(46,783)	-	-	-	(220,429)
Symetra Complete & Complete Advisor	-	(119,163)	-	-	-
Increase (Decrease) from Contract Transactions	(112,382)	48,773	8,938	(25,150)	(296,296)
Total Increase (Decrease) in Net Assets	(8,281)	63,544	94,449	7,841	197,618
Net Assets at December 31, 2010	$1,329,161	$137,848	$677,396	$208,629	$3,717,762

SEE NOTES TO FINANCIAL STATEMENTS
36

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I
Net Assets at January 1, 2009	$4,313,909	$36,478	$19,334	$1,379,299	$51,182
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(37,754)	3,205	2,175	11,648	1,344
Net Realized Gains (Losses)	(285,562)	(7,660)	(5,674)	(284,186)	(9,138)
Net Change in Unrealized Appreciation (Depreciation)	2,113,183	25,001	18,538	577,386	14,786
Net Increase (Decrease) in Net Assets Resulting from Operations	1,789,867	20,546	15,039	304,848	6,992
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	466,328	-	29,500	128,602	-
Enhanced Variable Universal Life	212,988	-	-	26,189	-
Symetra Complete & Complete Advisor	-	24,395	-	-	3,174
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(704,043)	(1)	(20,323)	(221,450)	(1)
Enhanced Variable Universal Life	(454,541)	-	-	(87,437)	-
Symetra Complete & Complete Advisor	-	(69,202)	-	-	(16,924)
Increase (Decrease) from Contract Transactions	(479,268)	(44,808)	9,177	(154,096)	(13,751)
Total Increase (Decrease) in Net Assets	1,310,599	(24,262)	24,216	150,752	(6,759)
Net Assets at December 31, 2009	5,624,508	12,216	43,550	1,530,051	44,423
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(44,047)	217	2,153	4,658	983
Net Realized Gains (Losses)	(61,958)	2,191	665	(45,681)	577
Net Change in Unrealized Appreciation (Depreciation)	1,131,915	(1,373)	4,642	293,528	10,639
Net Increase (Decrease) in Net Assets Resulting from Operations	1,025,910	1,035	7,460	252,505	12,199
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	394,609	-	5,276	106,188	-
Enhanced Variable Universal Life	184,525	-	-	39,157	-
Symetra Complete & Complete Advisor	-	207	-	-	199
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(559,415)	-	(3,925)	(167,495)	-
Enhanced Variable Universal Life	(413,413)	-	-	(71,913)	-
Symetra Complete & Complete Advisor	-	(7,199)	-	-	(1,241)
Increase (Decrease) from Contract Transactions	(393,694)	(6,992)	1,351	(94,063)	(1,042)
Total Increase (Decrease) in Net Assets	632,216	(5,957)	8,811	158,442	11,157
Net Assets at December 31, 2010	$6,256,724	$6,259	$52,361	$1,688,493	$55,580

SEE NOTES TO FINANCIAL STATEMENTS
37

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I
Net Assets at January 1, 2009	$130,008	$77,030	$55,807	$493,278	$24,973
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	5,846	9,737	2,776	22,112	338
Net Realized Gains (Losses)	(93,270)	3,931	(1,239)	(266,995)	1,577
Net Change in Unrealized Appreciation (Depreciation)	142,331	20,397	41,997	582,628	8,879
Net Increase (Decrease) in Net Assets Resulting from Operations	54,907	34,065	43,534	337,745	10,794
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	78,865	116,627	-	254,024	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	9,738	-	187,221
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(71,335)	(67,972)	(1)	(265,310)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(1,053)	-	(27,997)
Increase (Decrease) from Contract Transactions	7,530	48,655	8,684	(11,286)	159,224
Total Increase (Decrease) in Net Assets	62,437	82,720	52,218	326,459	170,018
Net Assets at December 31, 2009	192,445	159,750	108,025	819,737	194,991
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,966	7,984	2,394	7,822	1,816
Net Realized Gains (Losses)	(747)	8,897	(4,343)	(67,175)	13,127
Net Change in Unrealized Appreciation (Depreciation)	51,996	(22)	35,092	203,169	14,552
Net Increase (Decrease) in Net Assets Resulting from Operations	55,215	16,859	33,143	143,816	29,495
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	81,225	75,498	-	218,431	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	302,699	-	391,375
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(69,368)	(59,008)	-	(168,013)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	(185,865)	-	(377,960)
Increase (Decrease) from Contract Transactions	11,857	16,490	116,834	50,418	13,415
Total Increase (Decrease) in Net Assets	67,072	33,349	149,977	194,234	42,910
Net Assets at December 31, 2010	$259,517	$193,099	$258,002	$1,013,971	$237,901

SEE NOTES TO FINANCIAL STATEMENTS
38

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH
Net Assets at January 1, 2009	$111,610	$43,916	$221,642	$43,740	$72,558
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	17,103	1,314	5,226	1,370	(250)
Net Realized Gains (Losses)	514	(538)	(69,831)	(11,330)	(4,896)
Net Change in Unrealized Appreciation (Depreciation)	5,589	12,627	124,524	13,648	14,128
Net Increase (Decrease) in Net Assets Resulting from Operations	23,206	13,403	59,919	3,688	8,982
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	92,657	-	41,077	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	591	-	424	97,935
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(68,543)	-	(83,219)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(335)	-	(32,846)	(70,419)
Increase (Decrease) from Contract Transactions	24,114	256	(42,142)	(32,422)	27,516
Total Increase (Decrease) in Net Assets	47,320	13,659	17,777	(28,734)	36,498
Net Assets at December 31, 2009	158,930	57,575	239,419	15,006	109,056
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,287	472	1,592	(82)	286
Net Realized Gains (Losses)	4,517	(453)	(31,838)	(1,145)	12,249
Net Change in Unrealized Appreciation (Depreciation)	16,198	4,053	45,319	1,838	6,113
Net Increase (Decrease) in Net Assets Resulting from Operations	22,002	4,072	15,073	611	18,648
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	67,037	-	41,790	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	1,203	-	248	277,278
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(40,556)	-	(49,715)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(428)	-	(8,647)	(225,120)
Increase (Decrease) from Contract Transactions	26,481	775	(7,925)	(8,399)	52,158
Total Increase (Decrease) in Net Assets	48,483	4,847	7,148	(7,788)	70,806
Net Assets at December 31, 2010	$207,413	$62,422	$246,567	$7,218	$179,862

SEE NOTES TO FINANCIAL STATEMENTS
39

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX
Net Assets at January 1, 2009	$198,327	$-	$197,294	$60,645	$38,018
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,096	(89)	5,905	508	1,783
Net Realized Gains (Losses)	2,610	529	(32,973)	1,743	(1,099)
Net Change in Unrealized Appreciation (Depreciation)	45,552	869	97,987	36,999	16,424
Net Increase (Decrease) in Net Assets Resulting from Operations	52,258	1,309	70,919	39,250	17,108
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	9,293	49,004	19,018	34,387	20,918
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(1,221)	(17,902)	(33,315)	(1,229)	(2,776)
Increase (Decrease) from Contract Transactions	8,072	31,102	(14,297)	33,158	18,142
Total Increase (Decrease) in Net Assets	60,330	32,411	56,622	72,408	35,250
Net Assets at December 31, 2009	258,657	32,411	253,916	133,053	73,268
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,568	9,115	3,554	287	1,891
Net Realized Gains (Losses)	(24,874)	657	184	(1,949)	(1,642)
Net Change in Unrealized Appreciation (Depreciation)	56,197	4,778	46,298	35,201	24,475
Net Increase (Decrease) in Net Assets Resulting from Operations	34,891	14,550	50,036	33,539	24,724
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	9,222	306,542	405,994	9,286	19,774
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(1)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(240,976)	(198,822)	(353,252)	(55,330)	(3,922)
Increase (Decrease) from Contract Transactions	(231,754)	107,719	52,742	(46,044)	15,852
Total Increase (Decrease) in Net Assets	(196,863)	122,269	102,778	(12,505)	40,576
Net Assets at December 31, 2010	$61,794	$154,680	$356,694	$120,548	$113,844

SEE NOTES TO FINANCIAL STATEMENTS
40

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2009 and December 31, 2010

	Sub-Accounts
	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2009	$54,750	$57,614	$94,620	$482,143
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	212	2,238	1,034	(3,677)
Net Realized Gains (Losses)	(462)	(10)	1,905	(133,130)
Net Change in Unrealized Appreciation (Depreciation)	22,783	1,111	40,807	328,880
Net Increase (Decrease) in Net Assets Resulting from Operations	22,533	3,339	43,746	192,073
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	162,150
Enhanced Variable Universal Life	-	-	-	-
Symetra Complete & Complete Advisor	6,285	8,556	59,521	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	(201,852)
Enhanced Variable Universal Life	-	-	-	-
Symetra Complete & Complete Advisor	(650)	(297)	(2,232)	-
Increase (Decrease) from Contract Transactions	5,635	8,259	57,289	(39,702)
Total Increase (Decrease) in Net Assets	28,168	11,598	101,035	152,371
Net Assets at December 31, 2009	82,918	69,212	195,655	634,514
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(350)	2,030	2,232	(4,517)
Net Realized Gains (Losses)	12,009	2,037	2,872	(27,668)
Net Change in Unrealized Appreciation (Depreciation)	16,166	(367)	29,195	168,690
Net Increase (Decrease) in Net Assets Resulting from Operations	27,825	3,700	34,299	136,505
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	47,966
Enhanced Variable Universal Life	-	-	-	-
Symetra Complete & Complete Advisor	14,698	-	18,539	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	(91,488)
Enhanced Variable Universal Life	-	-	-	-
Symetra Complete & Complete Advisor	(71,123)	(56,928)	(3,274)	-
Increase (Decrease) from Contract Transactions	(56,425)	(56,928)	15,265	(43,522)
Total Increase (Decrease) in Net Assets	(28,600)	(53,228)	49,564	92,983
Net Assets at December 31, 2010	$54,318	$15,984	$245,219	$727,497

SEE NOTES TO FINANCIAL STATEMENTS
41

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable life products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable life products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

Following are the sub-accounts and related mutual funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection I	VP Inflation Protection Class I Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value I18	VP Large Company Value Class I Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

Calvert Mutual Funds, Inc.

Calvert Balanced Index[11,18]	Calvert VP Balanced Index Portfolio

Calvert EAFE International Index[12]	Calvert VP EAFE International Index Portfolio

Calvert Nasdaq 100 Index[13,18]	Calvert VP Nasdaq 100 Index Portfolio

Calvert Russell 2000 Small Cap Index[14]	Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert S&P MidCap 400 Index[15]	Calvert VP S&P MidCap 400 Index Portfolio

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus International[18]	Dreyfus VIF International Value Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

42

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Fidelity Variable Insurance Products Fund I (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class

Fidelity Mid-Cap Advisor I	VIP Mid-Cap Portfolio — Initial Class

Fidelity Mid-Cap Advisor II	VIP Mid-Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class I	Franklin Income Securities Fund — Class 1

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund I	Franklin Small Cap Value Securities Fund — Class 1

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth I18	Franklin Small-Mid Cap Growth Securities Fund — Class 1

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund Class 1	Franklin Templeton VIP Founding Funds Allocation Fund — Class 1

Franklin U.S. Government I17	Franklin U.S. Government Securities Fund — Class 1

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Franklin Zero Coupon 2010 I16	Franklin Zero Coupon 2010 Fund — Class I

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation — Class 1

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation — Class 1

Ibbotson Conservative Class I18	Ibbotson Conservative ETF Asset Allocation — Class 1

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation — Class 1

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation — Class 1

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Global Resources Portfolio

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)

Invesco Basic Value Fund I1	Invesco V.I. Basic Value Fund (Series I shares)

Invesco Capital Appreciation I2	Invesco V.I. Capital Appreciation Fund (Series I shares)

Invesco Capital Appreciation II3	Invesco V.I. Capital Appreciation Fund (Series II shares)

Invesco Capital Development Series I4	Invesco V.I. Capital Development Fund (Series I shares)

Invesco Capital Development Series II5	Invesco V.I. Capital Development Fund (Series II shares)

Invesco Global Healthcare[6]	Invesco V.I. Global Health Care Fund (Series I shares)

Invesco Global Real Estate[7]	Invesco V.I. Global Real Estate Fund (Series I shares)

Invesco International Growth I8	Invesco V.I. International Growth Fund (Series I shares)

Invesco International Growth II9	Invesco V.I. International Growth Fund (Series II shares)

Invesco Small Cap Equity I10,18	Invesco V.I. Small Cap Equity Fund (Series I shares)

43

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JPMorgan Insurance Trust

JP Morgan Core Bond I18	JP Morgan Insurance Trust Core Bond Portfolio — Class I

JP Morgan Insurance Government Bond I18	JP Morgan Insurance Trust Government Bond Portfolio — Class I

JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio

JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio

JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

JP Morgan Intrepid Mid Cap I18	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio — Class I

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities 1[18]	Mutual Shares Securities Fund — Class 1

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio Class 1[18]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1

Neuberger Berman Guardian Portfolio Class 1[18]	Neuberger Berman AMT Guardian Portfolio — Class 1

Neuberger Berman Regency Portfolio Class 1	Neuberger Berman AMT Regency Portfolio — Class 1

PIMCO Variable Insurance trust

PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Real Return Strategy Portfolio —

PIMCO Commodity Fund Admin	Administrative Class Shares

PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class I	Pioneer Emerging Markets VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class I18	Pioneer Equity Income VCT Portfolio — Class I

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class I	Pioneer High Yield VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class I	Pioneer Real Estate VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Strategic Income VCT Class I18	Pioneer Strategic Income VCT Portfolio — Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets I	Templeton Developing Markets Securities Fund — Class 1

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Bond Securities I	Templeton Global Bond Securities Fund — Class 1

Templeton Global Bond Securities II	Templeton Global Bond Securities Fund — Class 2

Templeton Growth Securities I	Templeton Growth Securities Fund — Class 1

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

44

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio

Vanguard Diversified Value[18]	Vanguard VIF — Diversified Value Portfolio

Vanguard Equity Income[18]	Vanguard VIF — Equity Income Portfolio

Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio

Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio

Vanguard International	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Short Term Investment Grade[18]	Vanguard VIF — Short Term Investment Grade Portfolio

Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA	Wanger USA

  1  Invesco Basic Value Fund I was known as AIM Basic Value Fund I prior to April 30, 2010

  2  Invesco Capital Appreciation I was known as AIM Capital Appreciation I prior to April 30, 2010.

  3  Invesco Capital Appreciation II was known as AIM Capital Appreciation II prior to April 30, 2010.

  4  Invesco Capital Development Series I was known as AIM Capital Development Series I prior to April 30, 2010.

  5  Invesco Capital Development Series II was known as AIM Capital Development Series II prior to April 30, 2010.

  6  Invesco Global Healthcare was known as AIM Global Healthcare prior to April 30, 2010.

  7  Invesco Global Real Estate was known as AIM Global Real Estate prior to April 30, 2010.

  8  Invesco International Growth I was known as AIM International Growth I prior to April 30, 2010.

  9  Invesco International Growth II was known as AIM International Growth II prior to April 30, 2010.

  10  Invesco Small Cap Equity I was known as AIM Small Cap Equity I prior to April 30, 2010.

  11  Calvert Balance Index was known as Summit Balance Index prior to April 30, 2010.

  12  Calvert EAFE International Index was known as Summit EAFE International Index prior to April 30, 2010.

  13  Calvert Nasdaq 100 Index was known as Summit Nasdaq 100 Index prior to April 30, 2010.

  14  Calvert Russell 2000 Small Cap Index was known as Summit Russell 2000 Small Cap Index prior to April 30, 2010.

  15  Calvert S&P Midcap 400 Index was known as Summit S&P Midcap 400 Index prior to April 30, 2010.

  16  Franklin Zero Coupon 2010 I liquidated December 17, 2010.

  17  There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2010.

  18  There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2010.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying portfolio on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value

45

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The administration charges are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The costs of insurance are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as contract maintenance charges in the accompanying Statement of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

46

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS

The following table summarizes purchases and proceeds from sales activity by sub-account for the year ended December 31, 2010. The table also summarizes underlying investment information for each sub-account as of December 31, 2010.

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Balanced	$179,031	$(241,725)	$1,232,684	$1,275,017	202,384	$6.30
American Century Inflation Protection I	158,335	(111,817)	122,141	125,390	11,286	11.11
American Century Inflation Protection II	112,438	(68,185)	266,809	280,045	25,251	11.09
American Century International	186,501	(240,696)	1,078,215	1,072,368	125,277	8.56
American Century Large Company Value II	15,093	(23,377)	25,463	28,925	3,070	9.42
American Century Ultra I	18,396	(9,458)	87,799	97,008	10,342	9.38
American Century Ultra II	6,847	(19,212)	19,826	28,123	3,031	9.28
American Century Value	135,122	(166,140)	659,299	694,888	118,581	5.86
Calvert EAFE International Index[1]	1,289	(388)	28,716	36,572	488	74.78
Calvert Russell 2000 Small Cap Index[1]	128	(356)	19,911	23,976	380	62.98
Calvert S&P MidCap 400 Index[1]	220	(173)	13,806	16,861	247	68.39
Dreyfus Appreciation	83,369	(107,996)	546,143	568,958	16,053	35.44
Dreyfus MidCap Stock	144,024	(257,766)	980,740	1,086,514	82,499	13.17
Dreyfus Quality Bond	84,172	(104,159)	507,097	537,129	46,505	11.55
Dreyfus Socially Responsible	29,312	(36,605)	238,910	271,208	9,071	29.90
Dreyfus Stock Index	617,488	(1,310,402)	311,895	334,762	11,272	29.70
Dreyfus Technology Growth	379,770	(301,255)	603,578	861,264	66,354	12.98
DWS Balanced VIP A	83,640	(116,777)	564,763	581,086	26,257	22.13
DWS International VIP A	24,312	(33,495)	227,220	186,638	22,706	8.22
Federated Capital Income	14,069	(15,861)	80,491	86,670	9,472	9.15
Federated High Income Bond	48,407	(29,886)	221,416	244,547	34,786	7.03
Fidelity Asset Manager	463,040	(902,131)	4,468,251	4,618,590	317,646	14.54
Fidelity Asset Manger Growth	53,757	(100,504)	538,555	610,357	42,036	14.52
Fidelity Balanced	10,247	(19,338)	76,625	86,002	5,549	15.50
Fidelity Contrafund	992,821	(1,950,256)	8,465,785	8,589,912	359,713	23.88
Fidelity Equity Income	764,400	(1,268,691)	8,159,211	7,228,707	380,059	19.02
Fidelity Growth	1,138,030	(2,301,083)	10,759,241	11,783,832	317,709	37.09
Fidelity Growth & Income	180,229	(166,157)	1,154,249	1,174,466	92,990	12.63
Fidelity Growth Opportunities	84,540	(132,063)	673,603	764,918	42,685	17.92
Fidelity High Income	867,458	(763,220)	1,497,592	1,519,528	272,806	5.57
Fidelity Index 500	907,114	(1,722,413)	5,053,355	5,480,978	41,400	132.39
Fidelity Investment Grade Bond	249,111	(384,402)	1,317,123	1,355,159	105,624	12.83
Fidelity Mid-Cap Advisor I	309,837	(215,424)	174,398	225,371	6,894	32.69
Fidelity Mid-Cap Advisor II	156,893	(223,785)	921,157	1,349,507	42,001	32.13
Fidelity Money Market Fund	7,793,786	(7,223,003)	4,553,789	4,553,789	4,553,789	1.00
Fidelity Overseas	227,950	(520,253)	3,216,571	2,857,543	170,396	16.77
Franklin Flex Cap Growth Securities	18,387	(52,793)	234,111	336,564	26,501	12.70
Franklin Founding Allocation Fund Class I	1,664	(6,943)	52,817	65,897	8,524	7.73
Franklin Income Securities Fund Class I	968	(409)	16,061	14,475	955	15.16
Franklin Income Securities Fund Class II	28,664	(36,946)	108,162	130,022	8,773	14.82
Franklin Small Cap Value Fund I	124	(294)	9,194	11,823	714	16.55
Franklin Small Cap Value Fund II	92,819	(98,793)	334,208	505,128	31,084	16.25
Franklin Small-Mid Cap Growth II	109,349	(173,880)	600,291	757,699	35,193	21.53
Franklin U.S. Government I1	14	(6,362)	-	-	-	13.34
Franklin U.S. Government II	94,738	(80,364)	450,872	459,839	35,075	13.11
Franklin Zero Coupon 2010 I1	195,495	(293,121)	-	-	-	-
Ibbotson Aggressive Growth Class I	47,171	(43,453)	105,288	126,673	13,607	9.31
Ibbotson Balanced Class I	360,570	(281,300)	166,344	185,085	18,361	10.08
Ibbotson Growth Class I	55,467	(50,365)	95,671	106,144	10,887	9.75

47

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Ibbotson Income and Growth Class I	$82,638	$(88,391)	$27,926	$30,501	2,976	$10.25
ING Global Resources	104,226	(189,091)	706,397	805,969	37,487	21.50
ING JP Morgan Emerging Markets Equity I	164,013	(263,507)	823,105	956,537	41,734	22.92
Invesco Basic Value Fund I1	374,169	(238,313)	130,196	140,796	22,068	6.38
Invesco Capital Appreciation I1	125,437	(182,038)	1,006,921	1,013,172	43,483	23.30
Invesco Capital Appreciation II1	3,227	(9,377)	14,485	19,203	839	22.92
Invesco Capital Development Series I1	21,380	(15,991)	92,416	107,896	8,046	13.41
Invesco Capital Development Series II1	10,947	(4,065)	22,970	31,646	2,430	13.02
Invesco Global Healthcare[1]	1,879	(1,714)	20,832	20,357	1,218	16.71
Invesco Global Real Estate[1]	111,386	(174,375)	453,115	573,330	42,219	13.58
Invesco International Growth I1	356,348	(531,486)	921,957	1,115,883	38,895	28.69
Invesco International Growth II1	84,826	(107,853)	409,034	503,421	17,758	28.35
JP Morgan Insurance Trust International Equity I	25,529	(79,803)	135,275	126,366	12,389	10.20
JP Morgan Insurance Trust Mid Cap Value I	99,149	(113,024)	576,255	618,583	90,968	6.80
JP Morgan Insurance Trust U.S. Equity I	55,334	(81,397)	461,512	518,852	33,069	15.69
Mutual Shares Securities	103,155	(133,780)	483,212	494,524	31,005	15.95
Neuberger Berman Regency Portfolio Class I	14,237	(16,111)	19,128	24,591	1,601	15.36
PIMCO All Asset Portfolio Admin	373,469	(249,927)	199,415	206,196	18,779	10.98
PIMCO All Asset Portfolio Advisor	67,948	(16,743)	82,283	85,822	7,724	11.11
PIMCO Commodity Fund Admin	542,625	(293,578)	613,312	669,615	74,320	9.01
PIMCO Total Return Admin	1,018,824	(795,302)	519,603	521,211	47,041	11.08
Pioneer Bond VCT Class I	217,447	(275,412)	1,226,063	1,329,161	112,261	11.84
Pioneer Emerging Markets VCT Class I	168,497	(120,002)	116,104	137,848	4,374	31.52
Pioneer Emerging Markets VCT Class II	142,862	(136,222)	547,522	677,396	21,824	31.04
Pioneer Equity Income VCT Class II	15,651	(38,189)	155,740	208,629	10,601	19.68
Pioneer Fund VCT Class I	452,309	(727,288)	3,506,160	3,717,762	165,749	22.43
Pioneer Growth Opportunities VCT Class I	579,134	(1,016,874)	5,684,154	6,256,724	271,913	23.01
Pioneer High Yield VCT Class I	667	(7,442)	4,737	6,259	588	10.64
Pioneer High Yield VCT Class II	7,755	(4,252)	40,518	52,361	4,935	10.61
Pioneer Mid Cap Value VCT Class I	161,607	(251,012)	1,712,781	1,688,493	99,734	16.93
Pioneer Real Estate VCT Class I	1,555	(1,614)	35,686	55,580	3,402	16.34
Pioneer Real Estate VCT Class II	86,748	(70,924)	178,905	259,517	15,873	16.35
Pioneer Strategic Income VCT Class II	84,687	(60,214)	178,247	193,099	18,182	10.62
Templeton Developing Markets I	306,657	(187,430)	217,492	258,002	22,632	11.40
Templeton Developing Markets II	232,322	(174,082)	761,541	1,013,971	89,732	11.30
Templeton Global Bond Securities I	395,588	(379,781)	213,151	237,901	11,931	19.94
Templeton Global Bond Securities II	70,031	(41,804)	184,285	207,413	10,642	19.49
Templeton Growth Securities I	2,099	(853)	77,095	62,422	5,578	11.19
Templeton Growth Securities II	45,011	(51,344)	261,857	246,567	22,395	11.01
Vanguard Balanced	454	(8,935)	6,413	7,218	386	18.70
Vanguard Capital Growth	283,473	(226,289)	162,074	179,862	10,981	16.38
Vanguard Equity Index	17,656	(242,825)	47,854	61,794	2,628	23.51
Vanguard High Yield Bond	316,685	(199,850)	149,034	154,680	19,883	7.78
Vanguard International	412,299	(356,004)	310,776	356,694	19,501	18.29
Vanguard Mid-Cap Index	10,627	(56,383)	71,893	120,548	8,074	14.93
Vanguard REIT Index	22,381	(4,637)	77,270	113,844	10,999	10.35
Vanguard Small Company Growth	15,038	(71,813)	33,950	54,318	3,072	17.68
Vanguard Total Bond Market Index	2,658	(57,433)	15,096	15,984	1,325	12.06
Vanguard Total Stock Market Index	26,798	(4,824)	194,090	245,219	10,033	24.44
Wanger USA	47,966	(96,005)	571,268	727,497	21,485	33.86

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

48

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2010, and 2009 were as follows:

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life
American Century Balanced	10,166	(15,131)	(4,965)	13,894	(34,541)	(20,647)
American Century Inflation Protection II	8,979	(5,519)	3,460	11,776	(5,339)	6,437
American Century International	10,611	(15,277)	(4,666)	12,972	(16,495)	(3,523)
American Century Large Company Value II	1,544	(2,467)	(923)	3,270	(3,110)	160
American Century Ultra I	1,486	(726)	760	1,698	(763)	935
American Century Ultra II	724	(2,011)	(1,287)	2,744	(390)	2,354
American Century Value	9,301	(12,498)	(3,197)	11,325	(17,997)	(6,672)
Dreyfus Appreciation	6,998	(9,969)	(2,971)	8,515	(13,761)	(5,246)
Dreyfus MidCap Stock	10,497	(19,652)	(9,155)	14,879	(21,364)	(6,485)
Dreyfus Quality Bond	3,828	(6,081)	(2,253)	5,026	(7,569)	(2,543)
Dreyfus Socially Responsible	4,040	(5,252)	(1,212)	5,799	(12,697)	(6,898)
Dreyfus Stock Index	47,589	(98,350)	(50,761)	57,370	(101,789)	(44,419)
Dreyfus Technology Growth	16,551	(19,179)	(2,628)	36,645	(32,601)	4,044
DWS Balanced VIP A	6,426	(10,870)	(4,444)	9,064	(20,163)	(11,099)
DWS International VIP A	2,719	(4,215)	(1,496)	3,357	(4,947)	(1,590)
Federated Capital Income	879	(1,487)	(608)	1,558	(2,253)	(695)
Federated High Income Bond	1,756	(1,652)	104	2,371	(2,727)	(356)
Fidelity Asset Manager	1,871	(2,436)	(565)	2,556	(2,827)	(271)
Fidelity Asset Manger Growth	1,487	(1,437)	50	1,749	(1,482)	267
Fidelity Balanced	536	(1,190)	(654)	865	(1,416)	(551)
Fidelity Contrafund	21,230	(35,466)	(14,236)	56,307	(61,240)	(4,933)
Fidelity Equity Income	9,583	(16,835)	(7,252)	17,302	(23,398)	(6,096)
Fidelity Growth	33,638	(49,353)	(15,715)	49,617	(71,235)	(21,618)
Fidelity Growth & Income	12,630	(11,623)	1,007	17,946	(21,792)	(3,846)
Fidelity Growth Opportunities	8,594	(13,387)	(4,793)	12,369	(18,443)	(6,074)
Fidelity High Income	1,785	(1,552)	233	2,689	(3,394)	(705)
Fidelity Index 500	12,763	(22,502)	(9,739)	20,634	(54,860)	(34,226)
Fidelity Investment Grade Bond	101	(314)	(213)	107	(232)	(125)
Fidelity Mid-Cap Advisor II	10,433	(15,164)	(4,731)	73,158	(31,929)	41,229
Fidelity Money Market Fund	159,486	(128,562)	30,924	315,061	(306,330)	8,731
Fidelity Overseas	1,866	(2,727)	(861)	2,647	(4,683)	(2,036)
Franklin Flex Cap Growth Securities	1,539	(4,279)	(2,740)	32,010	(5,998)	26,012
Franklin Income Securities Fund Class II	1,678	(2,969)	(1,291)	4,148	(9,790)	(5,642)
Franklin Small Cap Value Fund II	7,489	(8,098)	(609)	22,372	(18,035)	4,337
Franklin Small-Mid Cap Growth II	13,168	(20,352)	(7,184)	21,841	(23,607)	(1,766)
Franklin U.S. Government II	4,816	(4,660)	156	12,079	(10,892)	1,187
ING Global Resources	196	(338)	(142)	496	(1,502)	(1,006)
ING JP Morgan Emerging Markets Equity I	642	(768)	(126)	524	(3,520)	(2,996)
Invesco Capital Appreciation I1	15,396	(22,640)	(7,244)	21,999	(37,081)	(15,082)
Invesco Capital Appreciation II1	326	(971)	(645)	2,326	(840)	1,486
Invesco Capital Development Series I1	1,397	(1,005)	392	2,011	(1,231)	780
Invesco Capital Development Series II1	1,225	(426)	799	1,940	(2,047)	(107)
Invesco Global Healthcare[1]	132	(111)	21	215	(140)	75
Invesco Global Real Estate[1]	3,330	(6,781)	(3,451)	7,375	(9,462)	(2,087)
Invesco International Growth I1	2,984	(13,133)	(10,149)	12,647	(36,142)	(23,495)
Invesco International Growth II1	7,104	(9,669)	(2,565)	16,941	(31,057)	(14,116)

49

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life (Continued)
JP Morgan Insurance Trust International Equity I	1,859	(5,665)	(3,806)	16,727	(4,437)	12,290
JP Morgan Insurance Trust Mid Cap Value I	6,658	(7,892)	(1,234)	59,552	(19,374)	40,178
JP Morgan Insurance Trust U.S. Equity I	3,777	(5,753)	(1,976)	43,851	(7,324)	36,527
Mutual Shares Securities	7,453	(10,311)	(2,858)	5,331	(28,499)	(23,168)
PIMCO All Asset Portfolio Advisor	5,249	(1,290)	3,959	2,659	(273)	2,386
PIMCO Commodity Fund Admin	14,112	(7,782)	6,330	17,027	(11,578)	5,449
Pioneer Bond VCT Class I	4,575	(11,767)	(7,192)	6,176	(8,622)	(2,446)
Pioneer Emerging Markets VCT Class II	7,300	(6,927)	373	17,104	(15,776)	1,328
Pioneer Equity Income VCT Class II	1,066	(3,493)	(2,427)	3,704	(10,091)	(6,387)
Pioneer Fund VCT Class I	26,237	(40,938)	(14,701)	40,290	(48,230)	(7,940)
Pioneer Growth Opportunities VCT Class I	29,153	(41,090)	(11,937)	45,934	(67,932)	(21,998)
Pioneer High Yield VCT Class II	415	(310)	105	3,007	(1,937)	1,070
Pioneer Mid Cap Value VCT Class I	6,360	(10,037)	(3,677)	9,510	(16,693)	(7,183)
Pioneer Real Estate VCT Class II	9,149	(7,761)	1,388	14,663	(11,779)	2,884
Pioneer Strategic Income VCT Class II	5,437	(4,278)	1,159	11,112	(6,355)	4,757
Templeton Developing Markets II	9,452	(7,319)	2,133	14,632	(15,758)	(1,126)
Templeton Global Bond Securities II	4,052	(2,493)	1,559	6,806	(4,994)	1,812
Templeton Growth Securities II	3,562	(4,249)	(687)	4,338	(8,447)	(4,109)
Wanger USA	2,302	(4,359)	(2,057)	10,430	(12,783)	(2,353)
Enhanced Variable Universal Life
Fidelity Asset Manager	1,122	(2,771)	(1,649)	1,768	(3,541)	(1,773)
Fidelity Asset Manger Growth	115	(352)	(237)	373	(790)	(417)
Fidelity Contrafund	910	(2,964)	(2,054)	1,384	(3,265)	(1,881)
Fidelity Equity Income	1,294	(2,490)	(1,196)	1,663	(4,747)	(3,084)
Fidelity Growth	1,955	(4,844)	(2,889)	3,049	(6,024)	(2,975)
Fidelity High Income	553	(1,541)	(988)	634	(1,125)	(491)
Fidelity Index 500	1,804	(4,563)	(2,759)	2,394	(5,462)	(3,068)
Fidelity Investment Grade Bond	697	(1,385)	(688)	1,111	(1,439)	(328)
Fidelity Money Market Fund	4,882	(4,168)	714	5,484	(5,797)	(313)
Fidelity Overseas	687	(2,013)	(1,326)	1,067	(2,585)	(1,518)
ING Global Resources	347	(643)	(296)	742	(657)	85
ING JP Morgan Emerging Markets Equity I	352	(945)	(593)	483	(1,123)	(640)
Pioneer Bond VCT Class I	335	(236)	99	317	(441)	(124)
Pioneer Fund VCT Class I	610	(1,406)	(796)	936	(1,456)	(520)
Pioneer Growth Opportunities VCT Class I	896	(2,041)	(1,145)	1,387	(2,800)	(1,413)
Pioneer Mid Cap Value VCT Class I	196	(368)	(172)	162	(555)	(393)
Symetra Complete & Complete Advisor
American Century Balanced	-	(14)	(14)	-	(14)	(14)
American Century Inflation Protection I	1,424	(1,016)	408	599	(7)	592
American Century International	-	(3)	(3)	69	(4)	65
Calvert EAFE International Index[1]	13	(6)	7	365	(363)	2
Calvert Russell 2000 Small Cap Index[1]	-	(4)	(4)	163	(2)	161
Calvert S&P MidCap 400 Index[1]	-	(2)	(2)	157	-	157
Dreyfus International	-	-	-	314	(314)	-
Dreyfus Technology Growth	2,953	(2,074)	879	740	(150)	590
Fidelity Contrafund	1,448	(1,305)	143	694	(199)	495
Fidelity High Income	5,566	(3,832)	1,734	992	(40)	952
Fidelity Mid-Cap Advisor I	3,628	(2,551)	1,077	940	(612)	328

50

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra Complete & Complete Advisor (Continued)
Fidelity Money Market Fund	43,400	(43,140)	260	34,919	(18,649)	16,270
Fidelity Overseas	12	(7)	5	77	(239)	(162)
Franklin Flex Cap Growth Securities	-	(1)	(1)	-	(1)	(1)
Franklin Founding Allocation Fund Class I	2	(77)	(75)	604	(104)	500
Franklin Income Securities Fund Class I	1	(4)	(3)	-	(4)	(4)
Franklin Small Cap Value Fund I	-	(3)	(3)	65	(2)	63
Franklin U.S. Government I1	-	(55)	(55)	-	(1)	(1)
Franklin Zero Coupon 2010 I1	1,804	(2,706)	(902)	907	(183)	724
Ibbotson Aggressive Growth Class I	546	(558)	(12)	492	(28)	464
Ibbotson Balanced Class I	3,976	(3,117)	859	745	(96)	649
Ibbotson Growth Class I	603	(601)	2	917	(690)	227
Ibbotson Income and Growth Class I	859	(866)	(7)	994	(791)	203
Invesco Basic Value Fund I1	5,295	(3,439)	1,856	-	-	-
Invesco Capital Appreciation I1	-	(3)	(3)	266	(1,113)	(847)
Invesco International Growth I1	3,407	(3,113)	294	1,556	(649)	907
Invesco Small Cap Equity I1	-	-	-	-	(531)	(531)
Neuberger Berman Regency Portfolio Class I	168	(176)	(8)	430	(185)	245
PIMCO All Asset Portfolio Admin	3,462	(2,404)	1,058	503	(9)	494
PIMCO Commodity Fund Admin	3,091	(2,178)	913	551	(239)	312
PIMCO Total Return Admin	8,125	(6,529)	1,596	2,240	(396)	1,844
Pioneer Emerging Markets VCT Class I	2,295	(1,693)	602	941	(438)	503
Pioneer Equity Income VCT Class I	-	-	-	7	(1,085)	(1,078)
Pioneer High Yield VCT Class I	2	(69)	(67)	338	(783)	(445)
Pioneer Real Estate VCT Class I	3	(19)	(16)	64	(364)	(300)
Templeton Developing Markets I	3,703	(2,353)	1,350	164	(26)	138
Templeton Global Bond Securities I	3,046	(2,948)	98	1,554	(255)	1,299
Templeton Growth Securities I	16	(11)	5	10	(12)	(2)
Vanguard Balanced	3	(93)	(90)	4	(414)	(410)
Vanguard Capital Growth	2,996	(2,463)	533	1,170	(1,046)	124
Vanguard Equity Index	116	(2,704)	(2,588)	142	(42)	100
Vanguard High Yield Bond	2,792	(1,821)	971	511	(213)	298
Vanguard International	5,246	(4,542)	704	313	(673)	(360)
Vanguard Mid-Cap Index	108	(560)	(452)	616	(29)	587
Vanguard REIT Index	255	(54)	201	362	(47)	315
Vanguard Small Company Growth	176	(673)	(497)	95	(16)	79
Vanguard Total Bond Market Index	-	(485)	(485)	80	(7)	73
Vanguard Total Stock Market Index	230	(58)	172	978	(48)	930

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

51

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable life contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2010.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced
PREMIER Variable Universal Life
2010	$16.458	73,919	$1,216,570	1.89%	0.70%	10.86%
2009	14.846	78,884	1,171,134	5.31%	0.70%	14.68%
2008	12.946	99,531	1,288,536	2.59%	0.70%	(20.89%)
2007	16.364	94,955	1,553,874	2.03%	0.70%	4.20%
2006	15.705	96,719	1,518,940	1.89%	0.70%	8.86%
Symetra Complete & Complete Advisor
2010	107.777	542	58,447	1.90%	0.75%	11.64%
2009	96.544	556	53,633	5.27%	0.75%	15.48%
2008	83.600	569	47,579	0.00%	0.75%	(20.33%)
2007	104.935	-	-	0.00%	0.75%	4.94%
American Century Inflation Protection I
Symetra Complete & Complete Advisor
2010	114.647	1,094	125,390	1.84%	0.75%	5.37%
2009	108.805	686	74,674	2.36%	0.75%	10.46%
2008	98.498	94	9,274	4.79%	0.75%	(1.28%)
2007	99.777	668	66,673	0.01%	0.75%	(0.22%)
American Century Inflation Protection II
PREMIER Variable Universal Life
2010	12.236	22,891	280,045	1.66%	0.70%	4.37%
2009	11.724	19,431	227,770	1.90%	0.70%	9.48%
2008	10.709	12,994	139,129	4.78%	0.70%	(2.29%)
2007	10.960	10,987	120,386	4.41%	0.70%	8.77%
2006	10.076	6,180	62,271	3.16%	0.70%	0.86%
American Century International
PREMIER Variable Universal Life
2010	17.368	61,064	1,060,556	2.32%	0.70%	12.51%
2009	15.437	65,730	1,014,725	2.06%	0.70%	32.83%
2008	11.622	69,253	804,850	0.78%	0.70%	(45.21%)
2007	21.211	71,433	1,515,180	0.66%	0.70%	17.23%
2006	18.094	72,745	1,316,248	1.56%	0.70%	24.16%
Symetra Complete & Complete Advisor
2010	98.716	120	11,812	2.29%	0.75%	13.29%
2009	87.134	123	10,707	2.01%	0.75%	33.76%
2008	65.140	58	3,749	10.76%	0.75%	(44.82%)
2007	118.056	-	-	0.00%	0.75%	18.06%
American Century Large Company Value II
PREMIER Variable Universal Life
2010	10.373	2,788	28,925	1.38%	0.70%	10.02%
2009	9.428	3,711	34,985	4.94%	0.70%	19.09%
2008	7.917	3,551	28,118	2.03%	0.70%	(37.86%)
2007	12.741	3,266	41,628	0.55%	0.70%	(2.04%)
2006	13.006	3,218	41,860	0.01%	0.70%	18.95%
American Century Ultra I
PREMIER Variable Universal Life
2010	13.679	7,092	97,008	0.49%	0.70%	15.27%
2009	11.867	6,332	75,133	0.27%	0.70%	33.55%
2008	8.886	5,397	47,955	0.00%	0.70%	(41.89%)
2007	15.292	4,588	70,159	0.00%	0.70%	20.17%
2006	12.725	3,781	48,112	0.00%	0.70%	(3.95%)

52

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra II
PREMIER Variable Universal Life
2010	$10.850	2,592	$28,123	0.29%	0.70%	15.01%
2009	9.434	3,879	36,597	0.17%	0.70%	33.59%
2008	7.062	1,525	10,773	0.00%	0.70%	(42.06%)
2007	12.188	937	11,419	0.00%	0.70%	21.88%
American Century Value
PREMIER Variable Universal Life
2010	14.339	48,461	694,888	2.21%	0.70%	12.63%
2009	12.731	51,658	657,653	5.81%	0.70%	19.03%
2008	10.696	58,330	623,884	2.42%	0.70%	(27.28%)
2007	14.709	64,136	943,419	1.72%	0.70%	(5.81%)
2006	15.616	84,071	1,312,846	1.77%	0.70%	17.83%
Calvert EAFE International Index[1]
Symetra Complete & Complete Advisor
2010	76.544	478	36,572	1.26%	0.75%	6.71%
2009	71.728	471	33,770	2.22%	0.75%	27.85%
2008	56.102	469	26,314	3.24%	0.75%	(42.68%)
2007	97.879	-	-	0.00%	0.75%	(2.12%)
Calvert Russell 2000 Small Cap Index[1]
Symetra Complete & Complete Advisor
2010	104.938	228	23,976	0.56%	0.75%	26.08%
2009	83.229	232	19,335	2.04%	0.75%	26.20%
2008	65.950	71	4,689	0.79%	0.75%	(33.96%)
2007	99.866	-	-	0.00%	0.75%	(0.13%)
Calvert S&P MidCap 400 Index[1]
Symetra Complete & Complete Advisor
2010	108.582	155	16,861	0.80%	0.75%	25.98%
2009	86.188	157	13,439	0.00%	0.75%	36.38%
2008	63.198	-	-	0.00%	0.75%	(36.63%)
2007	99.732	-	-	0.00%	0.75%	(0.27%)
Dreyfus Appreciation
PREMIER Variable Universal Life
2010	11.486	49,538	568,958	2.17%	0.70%	14.52%
2009	10.030	52,509	526,654	2.70%	0.70%	21.69%
2008	8.242	57,755	475,966	2.03%	0.70%	(30.04%)
2007	11.781	61,755	727,525	1.52%	0.70%	6.38%
2006	11.074	60,825	673,598	1.57%	0.70%	15.67%
Dreyfus International[1]
Symetra Complete & Complete Advisor
2010	84.299	-	-	0.00%	0.75%	4.45%
2009	80.704	-	-	0.00%	0.75%	30.97%
2008	61.619	-	-	0.00%	0.75%	(37.32%)
2007	98.308	-	-	0.00%	0.75%	(1.69%)
Dreyfus MidCap Stock
PREMIER Variable Universal Life
2010	14.803	73,398	1,086,514	1.02%	0.70%	26.21%
2009	11.729	82,553	968,257	1.43%	0.70%	34.57%
2008	8.716	89,038	776,079	0.95%	0.70%	(40.84%)
2007	14.732	95,067	1,400,542	0.42%	0.70%	0.79%
2006	14.617	107,868	1,576,743	0.38%	0.70%	7.00%

53

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Quality Bond
PREMIER Variable Universal Life
2010	$16.812	31,948	$537,129	3.88%	0.70%	7.62%
2009	15.622	34,201	534,297	4.76%	0.70%	14.15%
2008	13.685	36,744	502,837	4.90%	0.70%	(4.85%)
2007	14.382	38,711	556,753	4.83%	0.70%	2.82%
2006	13.988	42,198	590,275	4.58%	0.70%	3.51%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2010	7.462	36,346	271,208	0.86%	0.70%	14.01%
2009	6.545	37,558	245,805	1.01%	0.70%	32.84%
2008	4.927	44,456	219,049	0.75%	0.70%	(34.89%)
2007	7.567	45,408	343,590	0.53%	0.70%	7.03%
2006	7.070	45,299	320,253	0.11%	0.70%	8.45%
Dreyfus Stock Index
PREMIER Variable Universal Life
2010	14.624	22,891	334,762	1.48%	0.70%	13.74%
2009	12.857	73,652	946,968	1.91%	0.70%	25.17%
2008	10.272	118,070	1,212,848	1.95%	0.70%	(37.76%)
2007	16.504	48,564	801,487	1.01%	0.70%	4.26%
2006	15.830	104,112	1,648,104	1.39%	0.70%	14.40%
Dreyfus Technology Growth
PREMIER Variable Universal Life
2010	5.615	117,221	658,198	0.00%	0.70%	29.02%
2009	4.352	119,849	521,565	0.44%	0.70%	56.60%
2008	2.779	115,805	321,881	0.00%	0.70%	(41.61%)
2007	4.759	120,233	572,176	0.00%	0.70%	13.92%
2006	4.177	119,593	499,585	0.00%	0.70%	3.57%
Symetra Complete & Complete Advisor
2010	138.236	1,469	203,066	0.00%	0.75%	29.93%
2009	106.393	590	62,823	0.00%	0.75%	57.67%
2008	67.479	-	-	0.00%	0.75%	(41.18%)
2007	114.725	-	-	0.00%	0.75%	14.73%
DWS Balanced VIP A
PREMIER Variable Universal Life
2010	11.034	52,665	581,086	3.13%	0.70%	10.45%
2009	9.990	57,109	570,505	3.89%	0.70%	22.58%
2008	8.150	68,208	555,912	4.03%	0.70%	(27.84%)
2007	11.295	72,614	820,149	3.27%	0.70%	4.11%
2006	10.849	77,469	840,463	2.54%	0.70%	9.48%
DWS International VIP A
PREMIER Variable Universal Life
2010	7.997	23,337	186,638	2.13%	0.70%	0.91%
2009	7.925	24,833	196,800	4.35%	0.70%	32.59%
2008	5.977	26,423	157,931	1.39%	0.70%	(48.58%)
2007	11.623	26,873	312,333	2.37%	0.70%	13.79%
2006	10.215	27,242	278,272	1.87%	0.70%	25.05%
Federated Capital Income
PREMIER Variable Universal Life
2010	11.074	7,826	86,670	6.05%	0.70%	11.30%
2009	9.950	8,434	83,925	6.30%	0.70%	27.38%
2008	7.811	9,130	71,315	5.74%	0.70%	(20.93%)
2007	9.879	9,787	96,686	4.96%	0.70%	3.31%
2006	9.563	10,324	98,726	6.03%	0.70%	14.84%

54

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated High Income Bond
PREMIER Variable Universal Life
2010	$18.470	13,239	$244,547	7.99%	0.70%	13.93%
2009	16.211	13,135	212,961	11.21%	0.70%	51.77%
2008	10.681	13,491	144,105	9.68%	0.70%	(26.51%)
2007	14.533	13,237	192,389	7.77%	0.70%	2.70%
2006	14.151	13,506	191,120	8.33%	0.70%	10.04%
Fidelity Asset Manager
PREMIER Variable Universal Life
2010	17.309	19,433	336,359	1.73%	0.70%	13.46%
2009	15.255	19,998	305,061	2.44%	0.70%	28.21%
2008	11.898	20,269	241,153	2.57%	0.70%	(29.22%)
2007	16.809	23,255	390,872	6.14%	0.70%	14.70%
2006	14.655	22,436	328,802	2.81%	0.70%	6.57%
Enhanced Variable Universal Life
2010	326.447	13,117	4,282,231	1.67%	0.90%	13.24%
2009	288.276	14,766	4,256,826	2.37%	0.90%	27.96%
2008	225.293	16,539	3,726,211	2.50%	0.90%	(29.36%)
2007	318.920	19,254	6,140,613	6.06%	0.90%	14.46%
2006	278.621	21,818	6,079,100	2.74%	0.90%	6.36%
Fidelity Asset Manger Growth
PREMIER Variable Universal Life
2010	15.336	15,643	239,896	1.22%	0.70%	15.53%
2009	13.274	15,593	206,978	1.64%	0.70%	31.99%
2008	10.057	15,326	154,141	1.69%	0.70%	(36.26%)
2007	15.778	21,068	332,423	4.21%	0.70%	18.13%
2006	13.357	20,659	275,929	2.12%	0.70%	6.24%
Enhanced Variable Universal Life
2010	240.864	1,538	370,461	1.13%	0.90%	15.30%
2009	208.897	1,775	370,856	1.53%	0.90%	31.72%
2008	158.595	2,192	347,654	1.74%	0.90%	(36.39%)
2007	249.311	2,824	704,048	4.06%	0.90%	17.90%
2006	211.467	3,268	691,147	2.06%	0.90%	6.03%
Fidelity Balanced
PREMIER Variable Universal Life
2010	17.654	4,872	86,002	1.65%	0.70%	17.25%
2009	15.057	5,526	83,203	1.84%	0.70%	37.63%
2008	10.940	6,076	66,476	1.72%	0.70%	(34.42%)
2007	16.681	6,665	111,176	3.58%	0.70%	8.28%
2006	15.406	8,205	126,401	2.02%	0.70%	10.93%
Fidelity Contrafund
PREMIER Variable Universal Life
2010	23.446	167,314	3,922,979	1.24%	0.70%	16.40%
2009	20.143	181,550	3,657,017	1.42%	0.70%	34.76%
2008	14.947	186,483	2,787,391	1.02%	0.70%	(42.92%)
2007	26.184	182,141	4,769,214	0.97%	0.70%	16.77%
2006	22.424	186,297	4,177,560	1.31%	0.70%	10.94%
Enhanced Variable Universal Life
2010	392.964	11,475	4,509,429	1.19%	0.90%	16.17%
2009	338.273	13,529	4,576,688	1.40%	0.90%	34.49%
2008	251.516	15,410	3,875,957	0.98%	0.90%	(43.03%)
2007	441.487	16,864	7,444,903	0.91%	0.90%	16.53%
2006	378.851	18,515	7,014,368	1.28%	0.90%	10.72%

55

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Contrafund (Continued)
Symetra Complete & Complete Advisor
2010	$107.534	1,465	$157,504	1.23%	0.75%	17.22%
2009	91.740	1,322	121,257	1.83%	0.75%	35.71%
2008	67.600	827	55,878	0.37%	0.75%	(42.51%)
2007	117.592	2,445	287,580	0.87%	0.75%	17.59%
Fidelity Equity Income
PREMIER Variable Universal Life
2010	16.004	76,149	1,218,746	1.79%	0.70%	14.35%
2009	13.996	83,401	1,167,336	2.30%	0.70%	29.29%
2008	10.825	89,497	968,796	2.56%	0.70%	(43.05%)
2007	19.009	96,282	1,830,234	1.82%	0.70%	0.82%
2006	18.855	97,283	1,834,252	3.33%	0.70%	19.36%
Enhanced Variable Universal Life
2010	432.596	13,892	6,009,961	1.83%	0.90%	14.12%
2009	379.077	15,088	5,719,822	2.21%	0.90%	29.04%
2008	293.763	18,172	5,338,463	2.49%	0.90%	(43.17%)
2007	516.906	19,683	10,174,457	1.72%	0.90%	0.62%
2006	513.741	21,845	11,222,852	3.35%	0.90%	19.12%
Fidelity Growth
PREMIER Variable Universal Life
2010	15.611	233,970	3,652,598	0.28%	0.70%	23.31%
2009	12.660	249,685	3,161,150	0.45%	0.70%	27.39%
2008	9.938	271,303	2,696,281	0.82%	0.70%	(47.54%)
2007	18.943	286,534	5,427,863	0.82%	0.70%	26.08%
2006	15.025	299,440	4,499,190	0.39%	0.70%	6.11%
Enhanced Variable Universal Life
2010	375.100	21,677	8,131,234	0.27%	0.90%	23.06%
2009	304.807	24,566	7,487,965	0.44%	0.90%	27.14%
2008	239.746	27,540	6,602,801	0.79%	0.90%	(47.64%)
2007	457.896	31,874	14,595,190	0.82%	0.90%	25.82%
2006	363.926	35,321	12,854,148	0.40%	0.90%	5.90%
Fidelity Growth & Income
PREMIER Variable Universal Life
2010	15.207	77,230	1,174,466	0.74%	0.70%	14.06%
2009	13.332	76,223	1,016,180	1.09%	0.70%	26.32%
2008	10.554	80,069	845,056	1.26%	0.70%	(42.11%)
2007	18.231	77,561	1,413,978	1.79%	0.70%	11.34%
2006	16.374	76,143	1,246,768	0.90%	0.70%	12.39%
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2010	11.323	67,553	764,918	0.22%	0.70%	22.88%
2009	9.215	72,346	666,694	0.48%	0.70%	44.82%
2008	6.363	78,420	498,967	0.43%	0.70%	(55.33%)
2007	14.244	79,189	1,128,001	0.00%	0.70%	22.32%
2006	11.645	82,320	958,644	0.73%	0.70%	4.72%
Fidelity High Income
PREMIER Variable Universal Life
2010	13.717	22,155	303,794	7.91%	0.70%	13.03%
2009	12.136	21,922	265,952	8.15%	0.70%	42.96%
2008	8.489	22,628	192,096	8.48%	0.70%	(25.52%)
2007	11.397	24,006	273,584	8.24%	0.70%	2.07%
2006	11.166	24,475	273,288	7.26%	0.70%	10.47%

56

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity High Income (Continued)
Enhanced Variable Universal Life
2010	$217.833	4,040	$879,668	7.66%	0.90%	12.80%
2009	193.108	5,028	970,543	8.03%	0.90%	42.67%
2008	135.354	5,519	746,980	8.41%	0.90%	(25.66%)
2007	182.067	6,156	1,120,801	7.68%	0.90%	1.86%
2006	178.742	7,220	1,290,568	7.56%	0.90%	10.24%
Symetra Complete & Complete Advisor
2010	125.113	2,686	336,066	7.91%	0.75%	13.82%
2009	109.919	952	104,671	8.93%	0.75%	45.25%
2008	75.675	-	-	0.00%	0.75%	(24.98%)
2007	100.879	-	-	0.00%	0.75%	0.88%
Fidelity Index 500
PREMIER Variable Universal Life
2010	15.710	133,627	2,099,225	1.95%	0.70%	14.22%
2009	13.754	143,366	1,971,807	2.45%	0.70%	25.72%
2008	10.940	177,592	1,942,825	2.17%	0.70%	(37.44%)
2007	17.486	189,535	3,314,287	3.59%	0.70%	4.70%
2006	16.701	192,169	3,209,479	1.77%	0.70%	14.93%
Enhanced Variable Universal Life
2010	325.528	10,387	3,381,753	1.84%	0.90%	13.99%
2009	285.568	13,146	3,754,200	2.62%	0.90%	25.47%
2008	227.595	16,213	3,690,112	2.27%	0.90%	(37.56%)
2007	364.521	16,398	5,977,607	3.59%	0.90%	4.49%
2006	348.859	20,203	7,048,196	1.81%	0.90%	14.70%
Fidelity Investment Grade Bond
PREMIER Variable Universal Life
2010	19.596	1,051	20,597	3.34%	0.70%	7.05%
2009	18.305	1,264	23,132	8.84%	0.70%	14.92%
2008	15.929	1,389	22,127	4.58%	0.70%	(3.93%)
2007	16.580	1,746	28,942	4.62%	0.70%	3.62%
2006	16.001	2,553	40,855	4.11%	0.70%	3.62%
Enhanced Variable Universal Life
2010	268.006	4,980	1,334,562	3.39%	0.90%	6.84%
2009	250.850	5,668	1,421,739	9.06%	0.90%	14.69%
2008	218.727	5,995	1,311,352	4.12%	0.90%	(4.12%)
2007	228.118	6,403	1,460,690	4.19%	0.90%	3.41%
2006	220.601	6,561	1,447,264	3.72%	0.90%	3.42%
Fidelity Mid-Cap Advisor I
Symetra Complete & Complete Advisor
2010	109.590	2,056	225,371	0.38%	0.75%	28.83%
2009	85.063	979	83,299	1.35%	0.75%	40.09%
2008	60.722	651	39,554	0.51%	0.75%	(39.44%)
2007	100.271	664	66,576	0.27%	0.75%	0.27%
Fidelity Mid-Cap Advisor II
PREMIER Variable Universal Life
2010	16.628	81,158	1,349,507	0.12%	0.70%	27.67%
2009	13.024	85,889	1,118,606	0.54%	0.70%	38.77%
2008	9.385	44,660	419,123	0.25%	0.70%	(40.03%)
2007	15.649	42,824	670,135	0.54%	0.70%	14.53%
2006	13.663	33,093	452,162	0.07%	0.70%	11.62%

57

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Money Market Fund
PREMIER Variable Universal Life
2010	$13.899	125,444	$1,743,157	0.18%	0.70%	(0.46%)
2009	13.963	94,520	1,319,349	0.71%	0.70%	0.02%
2008	13.960	85,789	1,197,222	2.96%	0.70%	2.30%
2007	13.646	155,612	2,123,169	5.07%	0.70%	4.48%
2006	13.060	99,398	1,298,099	4.76%	0.70%	4.15%
Enhanced Variable Universal Life
2010	167.840	5,771	968,279	0.18%	0.90%	(0.66%)
2009	168.947	5,057	854,181	0.73%	0.90%	(0.18%)
2008	169.253	5,371	908,754	2.96%	0.90%	2.10%
2007	165.769	8,003	1,326,420	5.07%	0.90%	4.27%
2006	158.977	5,930	942,644	4.74%	0.90%	3.94%
Symetra Complete & Complete Advisor
2010	109.450	16,832	1,842,353	0.19%	0.75%	0.24%
2009	109.184	16,572	1,809,474	0.40%	0.75%	0.72%
2008	108.402	302	32,827	3.90%	0.75%	3.02%
2007	105.220	-	-	3.37%	0.75%	5.22%
Fidelity Overseas
PREMIER Variable Universal Life
2010	16.212	22,311	361,695	1.45%	0.70%	12.33%
2009	14.433	23,172	334,432	2.17%	0.70%	25.65%
2008	11.487	25,208	289,554	2.63%	0.70%	(44.19%)
2007	20.584	26,445	544,368	3.31%	0.70%	16.49%
2006	17.671	27,050	477,987	0.90%	0.70%	17.26%
Enhanced Variable Universal Life
2010	261.707	9,352	2,447,611	1.39%	0.90%	12.10%
2009	233.455	10,678	2,492,947	2.15%	0.90%	25.40%
2008	186.174	12,197	2,270,757	2.53%	0.90%	(44.31%)
2007	334.300	14,135	4,725,433	3.27%	0.90%	16.26%
2006	287.556	15,972	4,592,831	0.86%	0.90%	17.02%
Symetra Complete & Complete Advisor
2010	79.274	608	48,237	1.48%	0.75%	13.11%
2009	70.083	603	42,255	2.32%	0.75%	26.53%
2008	55.389	765	42,363	3.20%	0.75%	(43.80%)
2007	98.564	-	-	0.00%	0.75%	(1.44%)
Franklin Flex Cap Growth Securities
PREMIER Variable Universal Life
2010	13.109	25,335	332,193	0.00%	0.70%	15.38%
2009	11.362	28,075	319,004	0.00%	0.70%	32.04%
2008	8.605	2,063	17,753	0.14%	0.70%	(35.76%)
2007	13.395	1,449	19,417	0.12%	0.70%	13.52%
2006	11.800	998	11,777	0.02%	0.70%	4.47%
Symetra Complete & Complete Advisor
2010	114.258	38	4,371	0.00%	0.75%	16.19%
2009	98.334	39	3,862	0.00%	0.75%	32.97%
2008	73.953	40	2,981	0.13%	0.75%	(35.31%)
2007	114.322	41	4,732	0.00%	0.75%	14.32%
Franklin Founding Allocation Fund Class I
Symetra Complete & Complete Advisor
2010	97.119	679	65,897	2.39%	0.75%	10.64%
2009	87.777	754	66,212	3.77%	0.75%	30.47%
2008	67.276	254	17,061	2.65%	0.75%	(32.72%)

58

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income Securities Fund Class I
Symetra Complete & Complete Advisor
2010	$108.263	134	$14,475	6.71%	0.75%	12.87%
2009	95.922	137	13,163	8.27%	0.75%	35.88%
2008	70.591	141	9,942	5.52%	0.75%	(29.41%)
2007	100.000	145	14,465	0.00%	0.75%	0.00%
Franklin Income Securities Fund Class II
PREMIER Variable Universal Life
2010	13.414	9,693	130,022	6.52%	0.70%	11.89%
2009	11.989	10,984	131,689	8.37%	0.70%	34.65%
2008	8.904	16,626	148,038	5.98%	0.70%	(30.14%)
2007	12.746	13,440	171,309	3.34%	0.70%	3.03%
2006	12.371	7,304	90,362	3.41%	0.70%	17.42%
Franklin Small Cap Value Fund I
Symetra Complete & Complete Advisor
2010	112.516	105	11,823	0.91%	0.75%	28.49%
2009	87.569	108	9,443	2.11%	0.75%	29.55%
2008	67.597	45	3,056	1.69%	0.75%	(32.87%)
2007	100.695	231	23,212	0.00%	0.75%	0.70%
Franklin Small Cap Value Fund II
PREMIER Variable Universal Life
2010	14.031	36,002	505,128	0.75%	0.70%	27.33%
2009	11.019	36,611	403,422	1.72%	0.70%	28.25%
2008	8.592	32,273	277,282	1.13%	0.70%	(33.48%)
2007	12.917	27,751	358,448	0.62%	0.70%	(3.06%)
2006	13.325	13,510	180,016	0.66%	0.70%	16.17%
Franklin Small-Mid Cap Growth I1
Symetra Complete & Complete Advisor
2010	106.503	-	-	0.00%	0.75%	27.94%
2009	83.246	-	-	0.00%	0.75%	43.95%
2008	57.831	-	-	0.00%	0.75%	(42.34%)
2007	100.300	431	43,250	0.00%	0.75%	0.30%
Franklin Small-Mid Cap Growth II
PREMIER Variable Universal Life
2010	9.775	77,510	757,699	0.00%	0.70%	26.73%
2009	7.713	84,694	653,279	0.00%	0.70%	42.57%
2008	5.410	86,460	467,760	0.00%	0.70%	(42.90%)
2007	9.474	88,885	842,101	0.00%	0.70%	10.46%
2006	8.577	100,683	863,541	0.00%	0.70%	7.94%
Franklin U.S. Government I1
Symetra Complete & Complete Advisor
2010	117.805	-	-	0.00%	0.75%	5.56%
2009	111.604	55	6,111	4.00%	0.75%	3.34%
2008	107.996	56	6,070	0.00%	0.75%	7.91%
2007	100.078	-	-	0.00%	0.75%	0.08%
Franklin U.S. Government II
PREMIER Variable Universal Life
2010	16.825	27,330	459,839	3.25%	0.70%	4.55%
2009	16.093	27,174	437,317	3.99%	0.70%	2.37%
2008	15.720	25,987	408,505	4.88%	0.70%	6.84%
2007	14.713	26,885	395,575	4.75%	0.70%	5.86%
2006	13.899	25,532	354,875	4.25%	0.70%	3.29%

59

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Zero Coupon 2010 I1
Symetra Complete & Complete Advisor
2010	$108.242	-	$-	0.00%	0.75%	0.12%
2009	108.107	902	97,504	0.00%	0.75%	0.44%
2008	107.629	178	19,142	0.00%	0.75%	7.50%
2007	100.123	-	-	0.00%	0.75%	0.12%
Ibbotson Aggressive Growth Class I
Symetra Complete & Complete Advisor
2010	92.580	1,368	126,673	0.54%	0.75%	15.58%
2009	80.099	1,380	110,515	0.69%	0.75%	27.79%
2008	62.681	916	57,415	0.64%	0.75%	(36.57%)
2007	98.825	-	-	0.00%	0.75%	(1.18%)
Ibbotson Balanced Class I
Symetra Complete & Complete Advisor
2010	101.136	1,841	185,085	0.72%	0.75%	11.85%
2009	90.425	982	88,766	1.62%	0.75%	19.74%
2008	75.517	333	25,146	1.67%	0.75%	(23.74%)
2007	99.029	-	-	0.00%	0.75%	(0.97%)
Ibbotson Growth Class I
Symetra Complete & Complete Advisor
2010	96.952	1,095	106,144	0.95%	0.75%	14.19%
2009	84.907	1,093	92,839	1.03%	0.75%	24.94%
2008	67.956	867	58,911	0.12%	0.75%	(31.30%)
2007	98.923	96	9,542	0.00%	0.75%	(1.08%)
Ibbotson Income and Growth Class I
Symetra Complete & Complete Advisor
2010	104.850	291	30,501	0.33%	0.75%	9.04%
2009	96.158	298	28,682	0.71%	0.75%	13.72%
2008	84.556	96	8,077	3.55%	0.75%	(14.95%)
2007	99.421	-	-	0.00%	0.75%	(0.58%)
ING Global Resources
PREMIER Variable Universal Life
2010	25.486	4,147	105,727	0.94%	0.70%	20.80%
2009	21.098	4,289	90,524	0.32%	0.70%	36.56%
2008	15.450	5,295	81,829	1.58%	0.70%	(41.41%)
2007	26.371	5,518	145,531	0.16%	0.70%	32.07%
2006	19.967	5,482	109,450	0.00%	0.70%	20.89%
Enhanced Variable Universal Life
2010	326.142	2,147	700,242	0.94%	0.90%	20.56%
2009	270.532	2,443	661,012	0.30%	0.90%	36.28%
2008	198.510	2,357	468,059	1.61%	0.90%	(41.53%)
2007	339.507	2,639	895,891	0.15%	0.90%	31.81%
2006	257.569	2,318	596,922	0.00%	0.90%	20.64%
ING JP Morgan Emerging Markets Equity I
PREMIER Variable Universal Life
2010	32.763	4,779	156,631	0.75%	0.70%	19.79%
2009	27.351	4,905	134,180	1.51%	0.70%	70.82%
2008	16.012	7,901	126,507	2.62%	0.70%	(51.49%)
2007	33.010	8,332	275,037	1.19%	0.70%	37.83%
2006	23.949	8,681	207,904	0.63%	0.70%	35.23%
Enhanced Variable Universal Life
2010	270.065	2,962	799,906	0.77%	0.90%	19.55%
2009	225.900	3,555	803,095	1.62%	0.90%	70.47%
2008	132.513	4,196	556,000	2.52%	0.90%	(51.59%)
2007	273.737	5,680	1,554,912	1.17%	0.90%	37.56%
2006	198.999	6,139	1,221,602	0.65%	0.90%	34.96%

60

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Basic Value Fund I1
Symetra Complete & Complete Advisor
2010	$75.830	1,857	$140,796	0.61%	0.75%	7.35%
2009	70.638	-	-	0.00%	0.75%	48.00%
2008	47.727	-	-	0.00%	0.75%	(51.77%)
2007	98.952	-	-	0.00%	0.75%	(1.05%)
Invesco Capital Appreciation I1
PREMIER Variable Universal Life
2010	8.692	114,168	992,412	0.76%	0.70%	14.69%
2009	7.579	121,412	920,246	0.62%	0.70%	20.23%
2008	6.304	136,494	860,454	0.00%	0.70%	(42.89%)
2007	11.039	137,822	1,521,435	0.00%	0.70%	11.23%
2006	9.925	139,708	1,386,568	0.06%	0.70%	(0.75%)
Symetra Complete & Complete Advisor
2010	79.682	261	20,760	0.76%	0.75%	15.49%
2009	68.995	264	18,189	0.00%	0.75%	21.08%
2008	56.984	1,110	63,263	0.00%	0.75%	(42.49%)
2007	99.089	-	-	0.00%	0.75%	(0.91%)
Invesco Capital Appreciation II1
PREMIER Variable Universal Life
2010	10.714	1,793	19,203	0.52%	0.70%	14.40%
2009	9.365	2,438	22,831	0.34%	0.70%	19.86%
2008	7.813	952	7,434	0.00%	0.70%	(43.02%)
2007	13.713	277	3,799	0.00%	0.70%	10.95%
2006	12.359	76	943	0.00%	0.70%	5.32%
Invesco Capital Development Series I1
PREMIER Variable Universal Life
2010	18.021	5,987	107,896	0.00%	0.70%	17.95%
2009	15.279	5,595	85,480	0.00%	0.70%	41.38%
2008	10.807	4,815	52,035	0.00%	0.70%	(47.40%)
2007	20.544	5,166	106,143	0.00%	0.70%	10.07%
2006	18.665	7,255	135,417	0.00%	0.70%	15.71%
Invesco Capital Development Series II1
PREMIER Variable Universal Life
2010	10.183	3,108	31,646	0.00%	0.70%	17.64%
2009	8.656	2,309	19,983	0.00%	0.70%	41.00%
2008	6.139	2,416	14,830	0.00%	0.70%	(47.49%)
2007	11.692	4,850	56,713	0.00%	0.70%	9.77%
2006	10.651	1,942	20,690	0.00%	0.70%	6.51%
Invesco Global Healthcare[1]
PREMIER Variable Universal Life
2010	14.895	1,366	20,357	0.00%	0.70%	4.56%
2009	14.245	1,345	19,152	0.38%	0.70%	26.78%
2008	11.236	1,270	14,259	0.00%	0.70%	(29.12%)
2007	15.852	1,473	23,342	0.00%	0.70%	11.07%
2006	14.272	1,363	19,447	0.00%	0.70%	4.50%
Invesco Global Real Estate[1]
PREMIER Variable Universal Life
2010	28.233	20,307	573,330	5.00%	0.70%	16.69%
2009	24.194	23,758	574,822	0.00%	0.70%	30.61%
2008	18.524	25,845	478,770	4.84%	0.70%	(45.03%)
2007	33.701	34,177	1,151,839	5.38%	0.70%	(6.20%)
2006	35.929	37,237	1,337,901	1.03%	0.70%	41.61%

61

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco International Growth I1
PREMIER Variable Universal Life
2010	$24.042	39,558	$951,071	2.27%	0.70%	12.08%
2009	21.451	49,707	1,066,298	1.32%	0.70%	34.30%
2008	15.973	73,202	1,169,263	0.58%	0.70%	(40.80%)
2007	26.980	72,863	1,965,828	0.44%	0.70%	13.92%
2006	23.684	71,106	1,684,092	0.83%	0.70%	27.34%
Symetra Complete & Complete Advisor
2010	89.497	1,842	164,812	2.38%	0.75%	12.86%
2009	79.298	1,548	122,714	3.87%	0.75%	35.24%
2008	58.634	641	37,582	0.45%	0.75%	(40.38%)
2007	98.346	942	92,678	0.36%	0.75%	(1.65%)
Invesco International Growth II1
PREMIER Variable Universal Life
2010	11.883	42,363	503,421	1.83%	0.70%	11.82%
2009	10.627	44,928	477,452	1.32%	0.70%	33.98%
2008	7.932	59,044	468,360	0.47%	0.70%	(40.96%)
2007	13.436	58,026	779,643	0.52%	0.70%	13.64%
2006	11.823	33,215	392,697	1.58%	0.70%	18.23%
Invesco Small Cap Equity I1
Symetra Complete & Complete Advisor
2010	107.008	-	-	0.00%	0.75%	28.54%
2009	83.250	-	-	0.00%	0.75%	21.29%
2008	68.638	531	36,472	0.00%	0.75%	(31.31%)
2007	99.925	-	-	0.00%	0.75%	(0.08%)
JP Morgan Insurance Trust International Equity I
PREMIER Variable Universal Life
2010	14.897	8,484	126,366	0.25%	0.70%	6.41%
2009	13.999	12,290	172,036	1.54%	0.70%	5.98%
JP Morgan Insurance Trust Mid Cap Value I
PREMIER Variable Universal Life
2010	15.883	38,944	618,583	1.18%	0.70%	22.59%
2009	12.956	40,178	520,573	0.00%	0.70%	2.72%
JP Morgan Insurance Trust U.S. Equity I
PREMIER Variable Universal Life
2010	15.018	34,551	518,852	0.89%	0.70%	12.79%
2009	13.315	36,527	486,346	0.00%	0.70%	112.02%
Mutual Shares Securities
PREMIER Variable Universal Life
2010	13.550	36,495	494,524	1.55%	0.70%	10.41%
2009	12.272	39,353	482,926	1.84%	0.70%	25.17%
2008	9.804	62,521	612,962	3.03%	0.70%	(37.55%)
2007	15.698	80,703	1,266,912	1.46%	0.70%	2.75%
2006	15.278	71,642	1,094,524	1.24%	0.70%	17.56%
Neuberger Berman Regency Portfolio Class I
Symetra Complete & Complete Advisor
2010	103.914	237	24,591	0.68%	0.75%	26.18%
2009	82.352	245	20,183	1.89%	0.75%	46.56%
2008	56.190	-	-	0.00%	0.75%	(43.81%)
PIMCO All Asset Portfolio Admin
Symetra Complete & Complete Advisor
2010	115.742	1,782	206,196	7.40%	0.75%	13.09%
2009	102.344	724	74,126	11.13%	0.75%	21.57%
2008	84.183	230	19,392	7.42%	0.75%	(15.84%)
2007	100.031	-	-	0.00%	0.75%	0.03%

62

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO All Asset Portfolio Advisor
PREMIER Variable Universal Life
2010	$13.204	6,501	$85,822	6.54%	0.70%	12.22%
2009	11.766	2,542	29,907	10.57%	0.70%	20.58%
2008	9.758	157	1,523	2.94%	0.70%	(16.50%)
2007	11.686	1,037	12,103	7.38%	0.70%	7.43%
2006	10.878	1,053	11,451	17.79%	0.70%	3.84%
PIMCO Commodity Fund Admin
PREMIER Variable Universal Life
2010	12.564	34,097	428,410	15.40%	0.70%	23.65%
2009	10.161	27,767	282,139	6.38%	0.70%	40.54%
2008	7.230	22,319	161,357	4.33%	0.70%	(44.18%)
2007	12.952	23,572	305,310	6.26%	0.70%	22.37%
2006	10.584	8,069	85,397	5.71%	0.70%	(3.77%)
Symetra Complete & Complete Advisor
2010	122.085	1,977	241,205	15.27%	0.75%	24.52%
2009	98.042	1,064	104,232	7.75%	0.75%	41.53%
2008	69.273	752	52,030	5.90%	0.75%	(43.79%)
2007	123.242	291	35,744	0.00%	0.75%	23.24%
PIMCO Total Return Admin
Symetra Complete & Complete Advisor
2010	129.410	4,021	521,211	2.42%	0.75%	7.93%
2009	119.904	2,425	290,776	4.53%	0.75%	14.07%
2008	105.112	581	61,057	4.40%	0.75%	4.80%
2007	100.297	-	-	0.15%	0.75%	0.30%
Pioneer Bond VCT Class I
PREMIER Variable Universal Life
2010	19.583	55,908	1,093,808	4.95%	0.70%	8.48%
2009	18.053	63,100	1,138,415	5.57%	0.70%	16.80%
2008	15.456	65,546	1,012,788	5.30%	0.70%	(1.33%)
2007	15.664	74,609	1,168,368	4.96%	0.70%	5.82%
2006	14.802	73,748	1,091,555	5.24%	0.70%	3.96%
Enhanced Variable Universal Life
2010	203.309	1,159	235,353	4.95%	0.90%	8.26%
2009	187.802	1,060	199,027	5.57%	0.90%	16.57%
2008	161.102	1,185	190,810	5.28%	0.90%	(1.53%)
2007	163.601	1,427	233,438	4.95%	0.90%	5.61%
2006	154.914	1,296	200,719	5.28%	0.90%	3.76%
Pioneer Emerging Markets VCT Class I
Symetra Complete & Complete Advisor
2010	85.967	1,603	137,848	0.48%	0.75%	15.89%
2009	74.177	1,001	74,304	0.24%	0.75%	74.65%
2008	42.473	498	21,188	0.41%	0.75%	(58.20%)
2007	101.622	304	30,972	0.00%	0.75%	1.62%
Pioneer Emerging Markets VCT Class II
PREMIER Variable Universal Life
2010	21.866	30,979	677,396	0.32%	0.70%	14.80%
2009	19.047	30,606	582,947	0.80%	0.70%	72.81%
2008	11.022	29,278	322,698	0.09%	0.70%	(58.60%)
2007	26.620	36,541	972,713	0.36%	0.70%	41.46%
2006	18.819	31,685	596,258	0.42%	0.70%	34.57%

63

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Equity Income VCT Class I1
Symetra Complete & Complete Advisor
2010	$93.973	-	$-	0.00%	0.75%	19.56%
2009	78.598	-	-	0.00%	0.75%	14.14%
2008	68.860	1,078	74,243	3.63%	0.75%	(30.29%)
2007	98.786	-	-	0.00%	0.75%	(1.21%)
Pioneer Equity Income VCT Class II
PREMIER Variable Universal Life
2010	11.987	17,404	208,629	2.04%	0.70%	18.39%
2009	10.125	19,831	200,788	3.15%	0.70%	13.10%
2008	8.952	26,219	234,712	2.64%	0.70%	(30.96%)
2007	12.967	14,284	185,228	2.49%	0.70%	(0.16%)
2006	12.988	3,793	49,272	2.57%	0.70%	21.27%
Pioneer Fund VCT Class I
PREMIER Variable Universal Life
2010	13.254	203,649	2,699,289	1.37%	0.70%	15.21%
2009	11.504	218,350	2,511,899	1.82%	0.70%	24.33%
2008	9.253	226,290	2,093,878	1.84%	0.70%	(34.73%)
2007	14.176	247,343	3,506,281	1.23%	0.70%	4.25%
2006	13.597	257,862	3,506,300	1.34%	0.70%	15.82%
Enhanced Variable Universal Life
2010	176.827	5,760	1,018,473	1.36%	0.90%	14.99%
2009	153.780	6,556	1,008,245	1.81%	0.90%	24.08%
2008	123.938	7,076	876,961	1.83%	0.90%	(34.86%)
2007	190.257	8,068	1,535,016	1.20%	0.90%	4.04%
2006	182.864	9,595	1,754,554	1.34%	0.90%	15.59%
Pioneer Growth Opportunities VCT Class I
PREMIER Variable Universal Life
2010	15.537	258,249	4,012,465	0.00%	0.70%	19.39%
2009	13.014	270,186	3,516,385	0.00%	0.70%	43.55%
2008	9.066	292,184	2,648,961	0.00%	0.70%	(35.94%)
2007	14.153	329,965	4,669,866	0.00%	0.70%	(4.53%)
2006	14.825	371,649	5,509,569	0.00%	0.70%	4.87%
Enhanced Variable Universal Life
2010	233.738	9,601	2,244,259	0.00%	0.90%	19.14%
2009	196.182	10,746	2,108,123	0.00%	0.90%	43.27%
2008	136.935	12,158	1,664,948	0.00%	0.90%	(36.07%)
2007	214.193	14,412	3,087,062	0.00%	0.90%	(4.73%)
2006	224.816	16,390	3,684,754	0.00%	0.90%	4.65%
Pioneer High Yield VCT Class I
Symetra Complete & Complete Advisor
2010	122.824	51	6,259	5.73%	0.75%	18.06%
2009	104.035	118	12,216	7.95%	0.75%	60.75%
2008	64.720	563	36,478	7.65%	0.75%	(35.51%)
2007	100.362	-	-	0.00%	0.75%	0.36%
Pioneer High Yield VCT Class II
PREMIER Variable Universal Life
2010	14.020	3,737	52,361	5.31%	0.70%	16.86%
2009	11.997	3,632	43,550	6.93%	0.70%	59.15%
2008	7.538	2,562	19,334	8.04%	0.70%	(36.17%)
2007	11.810	2,523	29,780	5.07%	0.70%	4.87%
2006	11.262	840	9,454	5.73%	0.70%	12.62%

64

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Mid Cap Value VCT Class I
PREMIER Variable Universal Life
2010	$18.681	71,435	$1,334,517	1.03%	0.70%	17.39%
2009	15.913	75,112	1,195,293	1.58%	0.70%	24.70%
2008	12.761	82,296	1,050,166	1.13%	0.70%	(34.04%)
2007	19.347	99,007	1,915,551	0.77%	0.70%	4.84%
2006	18.454	102,518	1,891,877	1.03%	0.70%	11.81%
Enhanced Variable Universal Life
2010	223.281	1,585	353,976	1.06%	0.90%	17.16%
2009	190.576	1,757	334,758	1.59%	0.90%	24.46%
2008	153.127	2,149	329,133	1.13%	0.90%	(34.18%)
2007	232.632	2,279	529,960	0.80%	0.90%	4.63%
2006	222.336	2,363	525,279	1.02%	0.90%	11.59%
Pioneer Real Estate VCT Class I
Symetra Complete & Complete Advisor
2010	98.665	563	55,580	2.71%	0.75%	28.70%
2009	76.663	579	44,423	4.55%	0.75%	31.64%
2008	58.236	879	51,182	11.44%	0.75%	(38.19%)
2007	94.225	49	4,599	0.00%	0.75%	(5.78%)
Pioneer Real Estate VCT Class II
PREMIER Variable Universal Life
2010	10.003	25,943	259,517	2.47%	0.70%	27.64%
2009	7.837	24,555	192,445	4.58%	0.70%	30.64%
2008	5.999	21,671	130,008	4.06%	0.70%	(38.78%)
2007	9.799	22,602	221,486	2.56%	0.70%	(19.67%)
2006	12.198	23,886	291,362	2.46%	0.70%	21.98%
Pioneer Strategic Income VCT Class II
PREMIER Variable Universal Life
2010	14.165	13,638	193,099	5.33%	0.70%	10.62%
2009	12.805	12,479	159,750	8.00%	0.70%	28.37%
2008	9.975	7,722	77,030	6.84%	0.70%	(12.34%)
2007	11.379	2,990	34,026	5.15%	0.70%	5.44%
2006	10.792	2,763	29,818	5.25%	0.70%	5.50%
Templeton Developing Markets I
Symetra Complete & Complete Advisor
2010	96.824	2,665	258,002	1.81%	0.75%	17.83%
2009	82.173	1,315	108,025	4.25%	0.75%	73.32%
2008	47.410	1,177	55,807	3.28%	0.75%	(52.62%)
2007	100.062	-	-	0.00%	0.75%	0.06%
Templeton Developing Markets II
PREMIER Variable Universal Life
2010	26.627	38,081	1,013,971	1.60%	0.70%	16.77%
2009	22.803	35,948	819,737	4.27%	0.70%	71.39%
2008	13.305	37,074	493,278	2.76%	0.70%	(53.04%)
2007	28.330	39,655	1,123,437	2.16%	0.70%	27.88%
2006	22.154	46,986	1,040,904	1.05%	0.70%	27.20%
Templeton Global Bond Securities I
Symetra Complete & Complete Advisor
2010	145.902	1,631	237,901	1.63%	0.75%	14.71%
2009	127.195	1,533	194,991	1.17%	0.75%	18.98%
2008	106.903	234	24,973	2.09%	0.75%	6.46%
2007	100.413	49	4,899	0.00%	0.75%	0.41%

65

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Global Bond Securities II
PREMIER Variable Universal Life
2010	$17.183	12,071	$207,413	1.42%	0.70%	13.65%
2009	15.119	10,512	158,930	13.11%	0.70%	17.85%
2008	12.829	8,700	111,610	4.48%	0.70%	5.47%
2007	12.164	8,888	108,103	1.97%	0.70%	10.22%
2006	11.036	2,397	26,452	5.10%	0.70%	12.00%
Templeton Growth Securities I
Symetra Complete & Complete Advisor
2010	80.743	773	62,422	1.57%	0.75%	7.74%
2009	74.945	768	57,575	3.48%	0.75%	31.33%
2008	57.065	770	43,916	2.55%	0.75%	(42.13%)
2007	98.616	146	14,433	0.00%	0.75%	(1.38%)
Templeton Growth Securities II
PREMIER Variable Universal Life
2010	12.753	19,333	246,567	1.38%	0.70%	6.65%
2009	11.958	20,020	239,419	3.06%	0.70%	30.19%
2008	9.185	24,129	221,642	1.75%	0.70%	(42.73%)
2007	16.038	28,624	459,062	1.40%	0.70%	1.63%
2006	15.781	33,713	532,010	1.18%	0.70%	20.96%
Vanguard Balanced
Symetra Complete & Complete Advisor
2010	105.137	68	7,218	2.46%	0.75%	11.02%
2009	94.704	158	15,006	5.96%	0.75%	22.90%
2008	77.057	568	43,740	3.46%	0.75%	(22.57%)
2007	99.521	-	-	0.00%	0.75%	(0.48%)
Vanguard Capital Growth
Symetra Complete & Complete Advisor
2010	105.977	1,697	179,862	0.91%	0.75%	13.08%
2009	93.719	1,164	109,056	0.00%	0.75%	34.29%
2008	69.786	1,040	72,558	0.00%	0.75%	(30.36%)
2007	100.216	-	-	0.00%	0.75%	0.22%
Vanguard Equity Index
Symetra Complete & Complete Advisor
2010	90.988	679	61,794	2.08%	0.75%	14.91%
2009	79.180	3,267	258,657	2.65%	0.75%	26.45%
2008	62.620	3,167	198,327	2.18%	0.75%	(36.93%)
2007	99.294	-	-	0.00%	0.75%	(0.71%)
Vanguard High Yield Bond
Symetra Complete & Complete Advisor
2010	121.934	1,269	154,680	6.95%	0.75%	12.10%
2009	108.769	298	32,411	0.00%	0.75%	38.85%
2008	78.336	-	-	0.00%	0.75%	(21.95%)
2007	100.367	-	-	0.00%	0.75%	0.37%
Vanguard International
Symetra Complete & Complete Advisor
2010	89.330	3,993	356,694	1.64%	0.75%	15.72%
2009	77.193	3,289	253,916	3.59%	0.75%	42.78%
2008	54.063	3,649	197,294	2.39%	0.75%	(44.92%)
2007	98.147	-	-	0.00%	0.75%	(1.85%)
Vanguard Mid-Cap Index
Symetra Complete & Complete Advisor
2010	102.396	1,177	120,548	0.93%	0.75%	25.37%
2009	81.676	1,629	133,053	1.25%	0.75%	40.37%
2008	58.185	1,042	60,645	1.52%	0.75%	(41.82%)
2007	100.000	-	-	0.00%	0.75%	0.00%

66

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard REIT Index
Symetra Complete & Complete Advisor
2010	$98.622	1,154	$113,844	2.70%	0.75%	28.25%
2009	76.898	953	73,268	4.43%	0.75%	29.14%
2008	59.544	638	38,018	1.61%	0.75%	(37.25%)
2007	94.885	-	-	0.00%	0.75%	(5.11%)
Vanguard Small Company Growth
Symetra Complete & Complete Advisor
2010	110.512	492	54,318	0.36%	0.75%	31.79%
2009	83.857	989	82,918	1.06%	0.75%	39.38%
2008	60.165	910	54,750	0.66%	0.75%	(39.47%)
2007	99.398	-	-	0.00%	0.75%	(0.60%)
Vanguard Total Bond Market Index
Symetra Complete & Complete Advisor
2010	119.036	134	15,984	3.62%	0.75%	6.50%
2009	111.771	619	69,212	4.15%	0.75%	5.94%
2008	105.503	546	57,614	4.02%	0.75%	5.23%
2007	100.261	-	-	0.00%	0.75%	0.26%
Vanguard Total Stock Market Index
Symetra Complete & Complete Advisor
2010	93.570	2,621	245,219	1.81%	0.75%	17.11%
2009	79.900	2,449	195,655	1.44%	0.75%	28.25%
2008	62.298	1,519	94,620	0.32%	0.75%	(37.28%)
2007	99.329	95	9,473	0.00%	0.75%	(0.67%)
Wanger USA
PREMIER Variable Universal Life
2010	24.173	30,095	727,497	0.00%	0.70%	22.49%
2009	19.735	32,152	634,514	0.00%	0.70%	41.24%
2008	13.973	34,505	482,143	0.00%	0.70%	(40.11%)
2007	23.330	41,685	972,494	0.00%	0.70%	4.65%
2006	22.293	36,833	821,116	0.24%	0.70%	7.12%

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

67

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2010 and 2009

and Each of the Three Years in the Period Ended

December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Department.

As described in Note 1 to the financial statements, the Company changed its method of accounting for deferred income taxes, loan-backed and structured securities, and variable annuities in 2009.

/s/ Ernst & Young LLP
Seattle, Washington
April 22, 2011

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	As of December 31,
	2010	2009
Admitted assets
Cash and invested assets:
Bonds	$15,660,498,408	$14,480,111,022
Preferred stocks	98,215,712	63,178,945
Common stocks:
Affiliated	83,160,665	76,998,356
Nonaffiliated	186,057,286	149,905,772
Mortgage loans	1,642,010,304	1,177,741,609
Real estate	1,670,000	—
Contract loans	71,271,669	73,649,137
Cash and short-term investments	168,314,076	51,800,983
Limited partnerships and other invested assets	147,781,249	84,552,891
Surplus notes	34,961,285	34,988,317
Receivables for securities	3,121,570	8,564,332
Options	1,801,897	1,776,506

Total cash and invested assets	18,098,864,121	16,203,267,870
Investment income, due and accrued	213,077,069	197,366,284
Uncollected premiums (net of loading of $(895,112) and $(862,568), respectively)	10,369,063	15,574,851
Deferred premiums (net of loading of $(24,765,883) and $(23,629,207), respectively)	51,215,698	49,426,271
Net deferred tax assets	73,214,479	81,083,639
Funds on deposit with reinsurance company	77,089,277	72,806,886
Reinsurance recoverables	3,704,514	3,069,994
Current federal income tax recoverable	2,429,464	17,991,178
Affiliated receivables	5,366,487	26,274,052
Other receivables	7,799,843	10,776,170
Separate account assets	4,649,235,838	4,121,446,909

Total admitted assets	$23,192,365,853	$20,799,084,104

	As of December 31,
	2010	2009
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,818,477,506	$12,263,550,219
Accident and health reserves	4,723,814	5,440,087
Policy and contract claims	111,728,112	114,040,050
Liability for deposit-type contracts	2,194,031,859	2,308,888,857
Unearned premiums and annuity considerations	2,299,376	2,090,469

Total policy and contract liabilities	16,131,260,667	14,694,009,682
Commissions and agents’ balances, due and accrued	7,081,187	3,235,013
General expenses and taxes, due and accrued	40,734,373	33,772,024
Transfers from separate accounts	(5,726,051)	(6,792,261)
Unearned investment income	1,579,831	1,645,923
Limited partnership liabilities	56,288,538	35,064,439
Secured benefit accounts liabilities	71,301,385	42,571,297
Other liabilities	44,491,908	73,511,575
Asset valuation reserve	182,926,909	119,046,098
Interest maintenance reserve	230,733,774	240,227,503
Affiliated payables	14,076,758	24,187,364
Payables for securities	23,342,154	1,723,433
Separate account liabilities	4,641,969,520	4,121,446,909

Total liabilities	21,440,060,953	19,383,648,999
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5,000,000	5,000,000
Gross paid-in and contributed surplus	635,439,895	422,175,394
Special surplus funds	40,053,051	38,662,583
Unassigned funds	1,071,811,954	949,597,128

Total capital and surplus	1,752,304,900	1,415,435,105

Total liabilities and capital and surplus	$23,192,365,853	$20,799,084,104

See accompanying notes.

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2010	2009	2008
Premiums and other revenues:
Premiums and annuity considerations	$3,012,240,434	$2,827,927,556	$2,275,145,032
Net investment income	1,005,823,232	947,509,167	842,865,956
Amortization of interest maintenance reserve	22,434,578	19,827,540	20,076,298
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	8,875,252	9,859,586	13,017,801
Other income	66,157,897	59,423,717	63,474,709

Total premiums and other revenues	4,115,531,393	3,864,547,566	3,214,579,796
Benefits:
Death benefits	88,196,259	89,733,669	86,203,940
Annuity benefits	300,912,374	292,545,460	281,167,396
Surrender and maturity benefits	818,217,170	817,581,684	839,814,104
Accident and health and other benefits	401,949,438	434,436,285	452,183,808
Increase in policy reserves	1,539,841,277	1,684,145,304	1,085,684,195

Total benefits	3,149,116,518	3,318,442,402	2,745,053,443
Insurance expenses and other deductions:
Commissions	148,745,793	165,905,628	140,172,047
General insurance expenses	206,025,230	201,440,567	204,667,853
Net transfers to separate accounts	358,791,602	18,545,122	10,512,944

Total insurance expenses and other deductions	713,562,625	385,891,317	355,352,844

Gain from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	252,852,250	160,213,847	114,173,509
Dividends to policyholders	4,301	5,164	4,090

Gain from operations before federal income taxes and net realized capital gains (losses)	252,847,949	160,208,683	114,169,419
Federal income tax expense	58,882,802	30,741,842	14,949,198

Gain from operations before net realized capital gains (losses)	193,965,147	129,466,841	99,220,221
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	507,412	(86,414,574)	(62,512,058)

Net income	$194,472,559	$43,052,267	$36,708,163

See accompanying notes.

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2008	$5,000,000	$270,107,129	$—	$949,891,053	$1,224,998,182
Net income	—	—	—	36,708,163	36,708,163
Change in net unrealized capital losses	—	—	—	(73,649,729)	(73,649,729)
Change in net deferred income taxes	—	—	—	13,881,238	13,881,238
Change in nonadmitted assets	—	—	—	(35,504,894)	(35,504,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	(46,632)	(46,632)
Change in asset valuation reserve	—	—	—	62,588,331	62,588,331
Capital contribution from Parent	—	50,000,000	—	—	50,000,000
Dividends to Parent	—	—	—	(100,000,000)	(100,000,000)

Balances as of December 31, 2008	5,000,000	320,107,129	—	853,867,530	1,178,974,659
Net income	—	—	—	43,052,267	43,052,267
Change in net unrealized capital gains	—	—	—	35,609,079	35,609,079
Change in net deferred income taxes	—	—	—	9,019,416	9,019,416
Change in nonadmitted assets	—	—	—	14,497,469	14,497,469
Change in liability for reinsurance in unauthorized companies	—	—	—	46,632	46,632
Change in asset valuation reserve	—	—	—	(6,313,244)	(6,313,244)
Change in special surplus funds	—	—	38,662,583	—	38,662,583
Cumulative effect of changes in accounting principles	—	—	—	(182,021)	(182,021)
Capital contribution from Parent	—	102,068,265	—	—	102,068,265

Balances as of December 31, 2009	5,000,000	422,175,394	38,662,583	949,597,128	1,415,435,105
Net income	—	—	—	194,472,559	194,472,559
Change in net unrealized capital gains	—	—	—	31,039,483	31,039,483
Change in net deferred income taxes	—	—	—	(8,887,661)	(8,887,661)
Change in nonadmitted assets	—	—	—	24,319,578	24,319,578
Change in surplus in separate accounts	—	—	—	(2,050,292)	(2,050,292)
Change in reserve on account of change in valuation basis	—	—	—	(10,628,440)	(10,628,440)
Change in asset valuation reserve	—	—	—	(61,316,190)	(61,316,190)
Change in special surplus funds	—	—	1,390,468	—	1,390,468
Correction of errors	—	—	—	(4,734,211)	(4,734,211)
Capital contribution from Parent	—	213,264,501	—	—	213,264,501
Dividends to Parent	—	—	—	(40,000,000)	(40,000,000)

Balances as of December 31, 2010	$5,000,000	$635,439,895	$40,053,051	$1,071,811,954	$1,752,304,900

See accompanying notes.

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2010	2009	2008
Operating activities
Premiums and annuity considerations collected	$3,017,246,218	$2,829,553,037	$2,275,935,816
Net investment income received	969,047,087	876,735,077	806,860,798
Other income	74,884,724	68,707,369	76,114,769

Total cash provided by operating activities	4,061,178,029	3,774,995,483	3,158,911,383
Benefits and loss-related payments	(1,611,193,572)	(1,644,125,329)	(1,635,093,046)
Transfers (to) from separate accounts	(367,042,001)	26,677,278	36,652,274
Commissions, other expenses and taxes paid	(333,686,883)	(356,129,406)	(341,897,448)
Dividends to policyholders	(4,702)	(5,148)	(5,130)
Federal income taxes paid	(45,624,291)	(5,268,304)	(41,827,942)

Total cash used in operating activities	(2,357,551,449)	(1,978,850,909)	(1,982,171,292)

Net cash provided by operating activities	1,703,626,580	1,796,144,574	1,176,740,091
Investing activities
Investments sold, matured or repaid:
Bonds	2,114,292,220	1,207,192,883	926,765,856
Stocks	55,722,680	34,311,504	35,659,580
Mortgage loans	75,204,406	73,384,865	79,459,133
Limited partnerships and other invested assets	249,019	—	22,721,841
Net losses on short-term investments	—	—	(18,439)

Total investments sold, matured or repaid	2,245,468,325	1,314,889,252	1,064,587,971
Cost of investments acquired:
Bonds	(3,280,049,308)	(2,859,674,111)	(1,548,277,835)
Stocks	(52,013,354)	(58,611,703)	(71,220,711)
Mortgage loans	(541,143,102)	(262,989,063)	(223,865,694)
Limited partnerships and other invested assets	(53,297,047)	(6,798,426)	(14,419,314)
Miscellaneous proceeds (applications), net	27,843,221	(21,036,206)	14,701,138

Total cost of investments acquired	(3,898,659,590)	(3,209,109,509)	(1,843,082,416)
Decrease in contract loans, net	2,377,468	1,313,580	1,967,213

Net cash used in investing activities	(1,650,813,797)	(1,892,906,677)	(776,527,232)

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2010	2009	2008
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(114,856,596)	$(110,392,880)	$(146,336,634)
Net transfers (to) from Parent, subsidiaries and affiliates	10,796,961	(16,211,318)	(6,025,617)
Capital contribution from Parent	210,700,000	—	120,319
Dividends to Parent	(40,000,000)	—	(100,000,000)
Other cash (used) provided	(2,940,055)	(22,744,771)	44,799,361

Net cash provided by (used in) financing activities	63,700,310	(149,348,969)	(207,442,571)

Net increase (decrease) in cash and short-term investments	116,513,093	(246,111,072)	192,770,288
Cash and short-term investments, beginning of year	51,800,983	297,912,055	105,141,767

Cash and short-term investments, end of year	$168,314,076	$51,800,983	$297,912,055

Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds – exchanges	$65,824,821	$207,917,444	$38,566,650
Stocks – exchanges	13,425,727	6,721,094	5,659,380
Bonds and stocks – bonds converted to stocks	40,766,270	5,604,665	1,043,438
Bond interest converted to principal	35,164,514	32,698,772	29,345,926
Mortgage loans – refinances	21,300,046	1,477,716	11,969,423
Investments in limited partnerships	21,224,100	5,553,884	3,913,568
Share-based compensation and other – capital contribution from Parent	2,564,501	—	—
Mortgage loans and real estate – mortgage converted to real estate	1,670,000	—	—
Stocks and other invested assets – warrants converted to stock	743,682	—	—
Stocks – spin-offs	26,274	77,930	949,849
Stocks – other	5,966	—
Bonds – capital contribution from Parent	—	101,984,661	49,729,250
Bonds – net transfer from general account to separate account	—	44,554,459	43,103,189
Bond interest transferred from general account to separate account	—	546,924	497,720
Stocks – preferred stock converted to common stock	—	305,758	—
Bonds – bonds converted to warrants	—	253,771	—
Fixed assets – capital contribution from Parent	—	83,604	—
Noncash litigation settlement	—	5,078	195,840
Bonds and stocks – from Parent in exchange for other invested assets	—	—	79,031,953
Bond interest contributed from Parent	—	—	150,431

See accompanying notes.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2010

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Washington. The Company offers group and individual insurance products and retirement products, including annuities marketed through benefits consultants, financial institutions and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as a percentage of 2010 premium include fixed deferred annuities (58.5%), bank owned life insurance (BOLI) (15.2%), medical stop-loss insurance (12.5%), single premium immediate annuities (5.1%) and individual life insurance (4.1%). One financial institution accounted for 12.3% and 30.1% of total sales for the years ended December 31, 2010 and 2009, respectively. Three financial institutions accounted for 56.1% of total sales for the year ended December 31, 2008. The Company has two wholly-owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York.

The Company is a wholly-owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. On January 27, 2010, the Parent completed the initial public offering (IPO) of its common stock. See Note 15 for additional ownership information.

Subsequent events have been considered through April 22, 2011, the date the financial statements were available to be issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the State of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Under Washington State Insurance code RCW 48.13.240(3), a mutual fund is classified as a miscellaneous investment and an investment in a single entity’s mutual fund is limited to no more than 1% of an insurer’s admitted assets. The Company, with the explicit permission of the Department, is permitted to invest up to 4% of its assets in a single entity’s mutual funds, as well

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

as an unlimited amount of its assets in mutual funds listed on the NAIC’s most recent Mutual Funds List as U.S. Direct Obligations/Full Faith and Credit Exempt. As of December 31, 2010 and 2009, the Company held $207,341,737 or 0.89% and $94,870,630 or 0.46%, respectively, of admitted assets in a single entity’s mutual fund. The Company has no other permitted practices.

The preparation of financial statements in conformity with statutory accounting principles (SAP) requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the liabilities for policy and contract claims; and the admissibility of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized as revenue and considered earned when due, while amounts received for universal life policies and annuity contracts are credited to policyholder account balances and reflected as liabilities rather than premium income when received.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company estimates accrued retrospective premiums for two group health insurance policies in accordance with the terms of each contract and records it as an adjustment to earned premium. For the years ended December 31, 2010, 2009 and 2008, the amount of net premiums written by the Company that are subject to retrospective rating features was $389,355, or 0.09%, $2,936,392, or 0.71% and $256,293, or 0.06%, respectively, of the total net premiums written on the Company’s group health business.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $34,387,211, $35,797,810 and $36,711,833 for the years ended December 31, 2010, 2009 and 2008, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred.

Under GAAP, the Company defers certain costs, principally commissions, distribution costs and other underwriting costs, that vary with and are primarily related to the production of business limited to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred. Acquisition costs for deferred annuity contracts and universal life insurance policies are amortized over the lives of the contracts or policies in proportion to the estimated future gross profits of each of these product lines. The Company amortizes acquisition costs for immediate annuities using a constant yield approach. Acquisition costs for traditional individual life insurance policies are amortized over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group medical stop-loss policies over the policy period of one year.

Under GAAP, sales inducements offered on certain deferred annuity contracts are amortized into interest credited using the same methodology and assumptions used to amortize deferred acquisition costs (DAC).

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds, in or near default, reported values are the lower of amortized cost or fair value.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are reported at amortized cost using the retrospective methodology consistently applied by type of security, except for those in or near default, which are reported at the lower of amortized cost or fair value. The retrospective methodology changes both the yield and the asset balance so that the expected future cash flows produce a return on the investment equal to the return now expected over the life of the investment as measured from the date of acquisition.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

Perpetual preferred stocks that have characteristics of equity securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are recorded directly to unassigned funds, net of related deferred income taxes.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, the Company classifies its investments in fixed-maturities (bonds, surplus notes and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) as available-for-sale and carries them at fair value with unrealized gains (losses) recorded directly to accumulated other comprehensive income (loss) (AOCI), net of related DAC and deferred income taxes.

Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, as described in Part 5, section 2(ciB1) of the SVO Practices and Procedures Manual. Changes in the carrying value of subsidiaries are recorded directly to unassigned funds. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company determines the carrying value of common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method as described in Part 5, section 2(ciA1) of the SVO Practices and Procedures Manual.

The Company reports interest and dividends earned in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments to date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Criteria includes the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

GAAP requires other-than-temporary write downs for all debt securities that the Company intends to sell or for debt securities the Company determines it will more likely than not be required to sell before recovery of its amortized cost basis. For these securities, the write down is the difference between the Company’s book value (amortized cost) and the fair value. If a security is determined to be other-than-temporarily impaired due to credit losses, but is not intended to be sold, the amount of the impairment (i.e. the difference between book and fair value) is separated into the amount due to credit losses and the amount due to other factors (such as market interest rates or liquidity). The portion due to credit losses based on recovery value is recorded in earnings as a realized loss, and the remainder is recorded in other comprehensive income. Common stocks are recorded at fair value with the impact of changes in fair value recorded in net realized investment gains (losses). Therefore OTTI is not recorded for common stocks.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company carries mortgage loans on real estate at outstanding principal balances. The maximum percentage of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. The maximum actual percentage of any one loan to value was 74.7% and 65.6% for loans funded during the years ended December 31, 2010 and 2009, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees and costs are recorded in income upon receipt.

Under GAAP, mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan.

The Company’s real estate investment which was acquired through foreclosure, is carried at cost.

Contract loans are carried at unpaid principal balance. Contract loans are secured and are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.

Cash and short-term investments consist of demand bank deposits and other short-term highly liquid investments with maturities of one year or less at the time of purchase, and are carried at cost or amortized cost, which approximates fair value. Under GAAP, cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase and are reported at cost.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consist of investments in limited partnerships that operate affordable housing projects and state tax credit funds (collectively “tax credit investments”) and are carried at amortized cost. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in net investment income. A liability is recorded for future equity contributions at the present value of the future contributions, which are considered unconditional and legally binding. Under GAAP, the annual amortization of tax credit investments is based on the proportion of tax credits received in the current year to total estimated tax credits allocated overall.

Net realized capital gains (losses) are determined on a specific-identification basis. A portion of net realized capital gains (losses) are transferred to the Interest Maintenance Reserve (IMR). See IMR discussion below for a further description.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Nonadmitted assets are comprised principally of certain receivables for securities, certain DTAs, fixed assets, software, certain accounts and notes receivable and intangible assets from acquisitions. Under GAAP, such assets are included in the balance sheets.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts. Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Benefit Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, the reserves required by the Department, subject to a minimum equal to the guaranteed policy cash values.

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formula. In the determination of tabular interest on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as the change in reserves minus premiums plus benefits. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and BOLI products equals the net amount at risk, which is the face amount of the policy, less the account value.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve

IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of bonds. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses in five-year bands. Under GAAP, realized investment gains (losses) are reported in the consolidated statements of income in the period in which the assets are sold and no such reserve is recorded.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Federal Income Taxes

The Company is a member of a group filing a consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by the Company’s Board of Directors. The allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility under Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted following the standards of this SSAP. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is more likely than not that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. Changes in deferred taxes are reported in the consolidated statements of income.

Loss/Claim Adjustment Expense

The liability balance for unpaid accident and health loss/claim adjustment expense as of December 31, 2010 and 2009 was $989,000 and $982,000, respectively. The Company incurred $2,431,524 and paid $2,424,524 of loss/claim adjustment expense in the current year, of which $600,401 was attributable to insured or covered events of prior years. For the year ended, December 31, 2009, $2,637,837 of loss/claim adjustment expense was incurred and $2,883,837 was paid, of which $724,460 was attributable to insured or covered events of prior years. The Company did not take into account estimated subrogation in its determination of the liability for unpaid claims or losses.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity, variable life and variable universal life policyholders. The assets of these separate accounts consist of mutual funds and are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers separate accounts for BOLI policyholders. The assets of these accounts include bonds, surplus notes and mortgage loans. Bonds and surplus notes are held at amortized cost and mortgage loans are held at outstanding principal loan balance. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth, sixth or eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of the mutual funds invested on behalf of the Company’s variable annuity and variable life policyholders. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue. BOLI assets are not considered separate account assets and liabilities under GAAP as the Company directs the investment activity and retains the investment risk.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

A reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP, is as follows:

	Net Income Year Ended December 31,
	2010	2009	2008
Statutory-basis amounts	$194,472,559	$43,052,267	$36,708,163
Add (deduct) adjustments:
Investments	3,274,553	(1,540,055)	(147,841,558)
Reserves	(25,601,075)	7,809,855	59,128,716
Policy acquisition costs	63,697,052	86,362,285	78,686,020
Federal income taxes	(30,342,954)	(22,274,160)	9,035,456
Intangible assets and goodwill	5,585,284	5,585,284	5,585,284
Other, net	(4,400,351)	12,377,309	6,400,410

	12,212,509	88,320,518	10,994,328

GAAP-basis amounts	$206,685,068	$131,372,785	$47,702,491

	Total Capital and Surplus As of December 31,
	2010	2009	2008
Statutory-basis amounts	$1,752,304,900	$1,415,435,105	$1,178,974,659
Add (deduct) adjustments:
Investments	1,433,016,983	696,658,992	(696,920,850)
Reserves	(800,232,854)	(820,875,060)	(958,256,498)
Policy acquisition costs	242,977,474	240,745,202	238,977,087
Federal income taxes	(144,543,797)	81,196,345	565,890,353
Intangible assets and goodwill	(6,047,153)	(11,632,437)	(17,217,721)
Nonadmitted assets and other, net	107,519,292	120,503,101	160,548,506

	832,689,945	306,596,143	(706,979,123)

GAAP-basis amounts	$2,584,994,845	$1,722,031,248	$471,995,536

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Accounting Changes and Correction of Errors

During 2010, the Company discovered an error in the calculation and reporting of reserves on three of its life insurance products. The no lapse endorsement related to certain universal life products was calculated as a 20-year benefit instead of a lifetime benefit which understated reserves by $4,653,742. In a separate matter, the extended term insurance contracts were reserved for as active, fixed premium universal life insurance policies which overstated the reserves by $912,447. The Company made a correction to increase life and annuity reserves by $3,741,295 and recorded a decrease in surplus of $3,501,960, net of taxes.

During 2010, the Company discovered an error in the reporting of limited partnership investments in affordable housing projects. Annual amortization of the investment, which is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company over the life of the investment, was recorded as a change in net unrealized capital gains (losses), net of tax, in the statements of changes in capital and surplus. SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments, states that amortization shall be recognized in the income statement as an offset to federal taxes. In the prior year, net investment income and net income were overstated and change in net unrealized capital gains (losses) less capital gains tax was understated by $10,947,234. Additionally, the Company’s AVR was understated by $2,564,621. The Company made a correction to increase the AVR reserve and recorded a decrease in surplus of $2,564,621.

During 2010, the Company discovered an error relating to three types of income annuity policies that were incorrectly classified as deposit-type annuities instead of life-contingent annuities. These policies do not have regular life-contingent benefit streams but have an implicit life-contingent benefit – return of premium guarantee, which is paid if the annuitant dies before the policy benefit payments begin. The Company reclassified $6,250,634 from liability for deposit-type contracts to life and annuity reserves with a corresponding reclassification between accident and health and other benefits and increase in policy reserves.

During 2010, the Company discovered errors in prior years’ reporting of surplus from the separate account statement included in unassigned funds and the reporting of net gain from operations in the separate account. Accumulated surplus relating to the Company’s fixed BOLI product in the separate account statement was recorded as part of separate account liabilities and the net gain from operations for the year ended December 31, 2009 was recorded as transfers from separate accounts, net.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

During 2010, the Company made a correction to increase separate account liabilities and recorded a decrease in surplus of $2,050,292.

During 2010, the Company discovered an error in the reporting of mortgage loan origination fees. Mortgage loan origination fees were recorded as a deferred liability and amortized to investment income over the life of the loan. SSAP No. 37, Mortgage Loans, states that nonrefundable fees other than points shall be recorded in income upon receipt. During 2010, the Company recorded a correction to remove the deferred liability as of December 31, 2009 and recorded an increase in surplus of $1,332,370, net of the tax.

New Accounting Pronouncements

The Company adopted SSAP No. 100, Fair Value Measurements, as of December 31, 2010. This SSAP defines fair value, establishes a framework for measuring fair value and establishes fair value disclosure requirements. The adoption did not have an impact on the Company’s assets, liabilities, income or surplus but did require additional disclosures. See Note 4 – Fair Value Disclosures for further information.

The Company adopted SSAP No. 10R, Income Taxes, as of December 31, 2009. This SSAP substantively revised SSAP No. 10, Income Taxes, to allow the admission of adjusted gross deferred tax assets (DTAs) expected to be realized within three years of the balance sheet date, an increase from the prior recovery period of one year. In addition, SSAP No. 10R increased the limit for admissibility from the prior 10% of adjusted capital and surplus to 15% for qualifying companies. Upon adoption, the Company recorded an adjustment of $38,662,583 as an increase to special surplus funds. See Note 10 – Income Taxes for further information.

The Company adopted Actuarial Guideline XLIII, CARVM for Variable Annuities (AG XLIII), as of December 31, 2009. This Guideline replaced Actuarial Guideline XXXIV, Variable Annuity Minimum Guaranteed Death Benefit Reserves, and Actuarial Guideline XXXIX, Reserves for Variable Annuities with Guaranteed Living Benefits. This Guideline establishes a principles based approach for determining reserves for variable annuities. The reserves established as of December 31, 2009 under AG XLIII were $4,088,554 higher than the reserves that would have been held for the same period under the prior guidelines. The impact of adopting AG XLIII was reflected in the 2009 statement of income.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company adopted SSAP No. 43R, Loan-backed and Structured Securities (SSAP No. 43R) as of September 30, 2009. This SSAP substantively revised SSAP No. 43 and superseded SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This SSAP revised valuation and impairment requirements to be based on the present value of cash flows expected to be collected for securities which the Company has the intent and ability to hold, but does not expect to recover the entire amortized cost basis, and requires impaired securities that the Company intends to sell to be recorded at fair value. The cumulative effect on adoption was $182,021, net of taxes.

In accordance with the changes adopted by the NAIC’s Hybrid Risk-Based Capital (RBC) Working Group, the Company changed its categorization of hybrid securities as of January 1, 2009. Under the new guidance, hybrid securities, also referred to as trust preferred securities and capital securities, were previously reported as preferred stocks and their NAIC designation was reduced by one in the calculation of the AVR. Under the new guidance, hybrid securities are accounted for under SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, which requires that securities are reported at amortized cost except for those with a NAIC designation of class 6, which are reported at lower of amortized cost or fair value. This resulted in a release of unrealized loss recorded as of December 31, 2008, which had a positive impact of $20,405,419 to surplus in 2009. The impact is reflected net of tax in the change in net unrealized capital gains (losses) in the statement of changes in capital and surplus.

Accounting Pronouncements Not Yet Adopted

In October 2010, the NAIC issued SSAP No. 35R, Guaranty Funds and Other Assessments. This SSAP expands guidance on recognition of assets from premium tax offsets to match recognition guidance of related accrued liabilities for assessments. Additionally, estimated premium tax recoverable assets are limited to in-force policies and do not include expected renewals on short-term contracts. The revisions to the original SSAP are effective for the reporting period beginning January 1, 2011. The Company does not expect the adoption to have a material impact on the Company’s balance sheets, statements of income or statements of changes in capital and surplus.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments

The book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in bonds are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2010:
U.S. government and agencies	$22,211,981	$3,178,662	$—	$25,390,643
Foreign governments and agencies	14,141,538	2,614,301	—	16,755,839
States, territories and possessions	5,410,000	407,323	—	5,817,323
Political subdivisions	211,563,895	11,048,206	(3,418,992)	219,193,109
Special revenue and assessments	201,049,547	9,621,586	(4,512,782)	206,158,351
Industrial and miscellaneous	10,816,782,924	903,804,296	(94,922,863)	11,625,664,357
Hybrid securities	475,274,627	9,390,177	(28,390,691)	456,274,113
Mortgage-backed/asset-backed securities	3,914,063,896	245,736,271	(50,518,241)	4,109,281,926

Total bonds	$15,660,498,408	$1,185,800,822	$(181,763,569)	$16,664,535,661

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2009:
U.S. government and agencies	$24,551,768	$2,657,309	$(92,667)	$27,116,410
Foreign governments and agencies	17,422,769	2,579,654	—	20,002,423
States, territories and possessions	5,410,000	68,206	(27,498)	5,450,708
Political subdivisions	234,181,376	5,194,824	(8,520,782)	230,855,418
Special revenue and assessments	241,943,917	6,745,434	(12,072,804)	236,616,547
Industrial and miscellaneous	9,680,672,649	605,145,677	(177,805,277)	10,108,013,049
Hybrid securities	547,488,553	4,925,256	(94,212,518)	458,201,291
Mortgage-backed/asset-backed securities	3,728,439,990	136,921,180	(140,792,128)	3,724,569,042

Total bonds	$14,480,111,022	$764,237,540	$(433,523,674)	$14,810,824,888

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, aggregated by investment category, and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2010:
Political subdivisions	$26,937,636	$(343,673)	9	$32,598,006	$(3,075,319)	11
Special revenue and assessments	20,265,662	(333,585)	5	46,335,204	(4,179,197)	9
Industrial and miscellaneous	1,500,759,207	(53,445,059)	160	341,531,906	(41,477,804)	64
Hybrid securities	60,028,255	(2,092,147)	7	277,225,776	(26,298,544)	21
Mortgage-backed/asset-backed securities	289,749,685	(8,044,152)	37	294,289,287	(42,474,089)	42

Total bonds	$1,897,740,445	$(64,258,616)	218	$991,980,179	$(117,504,953)	147

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2009:
U.S. government and agencies	$2,172,000	$(92,667)	1	$—	$—	—
States, territories and possessions	—	—	—	572,502	(27,498)	1
Political subdivisions	32,156,115	(910,929)	8	57,022,960	(7,609,853)	20
Special revenue and assessments	3,978,249	(13,146)	2	111,533,870	(12,059,658)	20
Industrial and miscellaneous	941,848,520	(25,723,825)	125	1,317,196,742	(152,081,452)	202
Hybrid securities	38,255,046	(974,540)	3	392,046,244	(93,237,978)	33
Mortgage-backed/asset-backed securities	344,978,082	(7,497,667)	29	866,284,040	(133,294,461)	89

Total bonds	$1,363,388,012	$(35,212,774)	168	$2,744,656,358	$(398,310,900)	365

The Company reviewed all its investments with unrealized losses at the end of 2010 and 2009 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, as unrealized losses were attributable to interest rate changes and the Company did not intend to sell these securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2010 and 2009, the Company had $63,782,120 and $284,552,135, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds. Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and sector-related credit spreads since the securities were acquired.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010 and 2009, the Company held below-investment-grade bonds, based on NAIC ratings, with fair values of $1,182,885,250 and $979,302,663, respectively, and book/adjusted carrying value of $1,194,912,908 and $1,051,507,986, respectively. These holdings amounted to 7.1% and 6.6% of the Company’s investments in bonds at fair value as of December 31, 2010 and 2009, respectively.

Industries that represented more than 10% of the total fair value of below-investment-grade bonds as of December 31, 2010, were financials at 28.40%, materials at 20.31% and consumer discretionary at 11.13%. As of December 31, 2009, the industries were financials at 27.35%, materials at 21.09% and utilities at 10.40%.

As of December 31, 2010 and 2009, the majority of the Company’s mortgage-backed securities were classified as prime. Based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified $95,050,209 and $102,430,840 of mortgage-backed securities as Alt-A as of December 31, 2010 and 2009, respectively, as each has overall collateral credit quality between prime and subprime. These securities represented 2.62% and 2.82%, respectively, of the fair value of total mortgage-backed securities as of December 31, 2010 and 2009. Of the securities classified as Alt-A, 87.6% and 90.1% had a NAIC rating of 1, and 59.0% and 63.3% had Standard and Poor’s (S&P) equivalent credit rating of AAA, based on the highest credit agency rating, as of December 31, 2010 and 2009, respectively.

One security, with a fair value of approximately $73,191 as of December 31, 2009 was classified as subprime. This subprime mortgage-backed security was issued from a dedicated second-lien shelf, which the Company considers to be a subprime risk, regardless of credit score or other metrics. This subprime security had a NAIC rating of 1 and an S&P equivalent credit rating of AAA, based on the highest credit agency rating as of December 31, 2009. The Company had no securities classified as subprime and the Company does not own any securities from dedicated subprime shelves as of December 31, 2010.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $479,621,808 and $93,109,812 as of December 31, 2010 and 2009, respectively.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the book/adjusted carrying value and fair value of bonds as of December 31, 2010, by contractual years to maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$477,849,998	$485,084,149
Over one through five	2,678,375,530	2,857,300,810
Over five through ten	4,377,591,074	4,680,329,602
Over ten	4,212,617,910	4,532,539,174
Mortgage-backed/asset-backed securities	3,914,063,896	4,109,281,926

Total bonds	$15,660,498,408	$16,664,535,661

The book/adjusted carrying value of certain bonds and cash on deposit with state regulatory authorities was $5,652,252 and $5,640,026 as of December 31, 2010 and 2009, respectively.

The following table summarizes the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in preferred stocks:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$98,215,712	$2,933,354	$(15,769,312)	$85,379,754

Total preferred stocks	$98,215,712	$2,933,354	$(15,769,312)	$85,379,754

Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Total preferred stocks	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the cost, gross unrealized gains (losses) and fair value of investments in common stocks:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2010:
Affiliated	$71,818,873	$11,346,996	$(5,204)	$83,160,665
Nonaffiliated	146,396,539	44,105,769	(4,445,022)	186,057,286

Total common stocks	$218,215,412	$55,452,765	$(4,450,226)	$269,217,951

Common stocks as of December 31, 2009:
Affiliated	$73,405,552	$3,657,305	$(64,501)	$76,998,356
Nonaffiliated	138,028,239	26,945,953	(15,068,420)	149,905,772

Total common stocks	$211,433,791	$30,603,258	$(15,132,921)	$226,904,128

The following tables summarize the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$30,802,275	$(8,871,486)	1	$34,395,666	$(6,897,826)	3

Total preferred stocks	$30,802,275	$(8,871,486)	1	$34,395,666	$(6,897,826)	3

Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$11,391,070	$(3,487,681)	3	$38,284,895	$(9,567,975)	3

Total preferred stocks	$11,391,070	$(3,487,681)	3	$38,284,895	$(9,567,975)	3

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Common stocks as of December 31, 2010:
Affiliated	$144,198	$(5,204)	1	$—	$—	—
Unaffiliated	9,269,847	(701,013)	32	9,559,312	(3,744,009)	17

Total common stocks	$9,414,045	$(706,217)	33	$9,559,312	$(3,744,009)	17

Common stocks as of December 31, 2009:
Affiliated	$831,358	$(4,704)	1	$315,456	$(59,797)	1
Unaffiliated	15,500,630	(1,854,134)	28	27,003,817	(13,214,286)	38

Total common stocks	$16,331,988	$(1,858,838)	29	$27,319,273	$(13,274,083)	39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for bonds, whether expected future cash flows indicate a credit loss exists.

While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•	The Company’s intent to sell the security or whether the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Based on the analysis, bonds and preferred stocks are considered other-than-temporarily impaired when the Company concludes it will be unable to collect all contractual amounts due or a decision has been made to sell the security prior to maturity at an amount below the carrying

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

value. Common stocks are considered other-than-temporarily impaired when the fair value has declined and remained below cost by 20% or more over a certain threshold for at least six months. For OTTI on preferred stocks, common stocks and bonds other than loan-backed and structured securities, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value.

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at estimated recovery value which is determined as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the future cash flows the Company expects to recover;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios; Average cumulative collateral loss, vintage year and level of subordination;

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment;

•	Susceptibility to variability of prepayments; and

•	Susceptibility to reinvestment risk.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

During 2010, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $33,013,290. The largest writedowns were from investments in the industrial industry totaling $14,258,205 or 43.2% and in the diversified financial services industry, totaling $9,085,085 or 27.5%. During 2009, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $116,702,605. The largest writedowns were from investments in the diversified financial services industry totaling $40,084,857, or 34.3%; in the consumer discretionary industry, totaling $27,948,224, or 23.9%; in the materials industry totaling $19,714,633, or 16.9%; and in the industrial industry totaling $12,876,979, or 11.0%. During 2008, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $72,045,245. The largest writedowns were from investments in the paper-related industry totaling $12,678,816, or 17.6%; in the diversified financial services industry totaling $8,371,816, or 11.6%; and in commercial printing industry totaling $7,792,727, or 10.8%.

OTTI charges due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, for loan-backed and structured securities are summarized by quarter as follows:

	Year Ended December 31, 2010
		OTTI Recognized
	Amortized Cost Basis Before OTTI			Book/Adjusted Carrying Value	Fair Value at Time of OTTI
Quarter Ended		Interest	Non-interest
March 31, 2010	$37,419,139	$—	$1,133,365	$36,285,774	$29,376,907
June 30, 2010	16,651,856	—	685,850	15,966,006	15,331,480
September 30, 2010	35,763,829	—	1,745,736	34,018,093	27,961,698
December 31, 2010	95,638,145	—	4,132,050	91,506,095	74,499,460

Total OTTI		$—	$7,697,001

	Year Ended December 31, 2009
		OTTI Recognized
	Amortized Cost Basis Before OTTI			Book/Adjusted Carrying Value	Fair Value at Time of OTTI
Quarter Ended		Interest	Non-interest
June 30, 2009	$46,620,902	$—	$280,033	$46,340,870	$44,135,512
September 30, 2009	103,041,880	—	8,247,951	94,793,929	66,392,879
December 31, 2009	56,763,131	—	4,770,567	51,992,564	45,864,239

Total OTTI		$—	$13,298,551

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company did not recognize any OTTI charges due to its intent to sell loan-backed or structured securities for the years ended December 31, 2010 or 2009.

Loan-backed and structured securities with a prior OTTI charge that are held by the Company as of December 31, 2010 are as follows:

CUSIP	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Financial Statement Date when reported
05952FAE3	$34,336,848	$390,549	$33,946,299	$33,946,299	9/30/2008
02149DAJ8	16,391,766	2,189,207	14,202,559	11,468,675	9/30/2009
05952FAE3	25,175,155	642,313	24,532,842	22,951,044	9/30/2009
12545CAD2	14,406,280	1,533,639	12,872,641	10,332,854	9/30/2009
12613YAB5	6,290,487	154,707	6,135,780	3,770,309	9/30/2009
126694W46	13,353,227	774,476	12,578,751	8,729,940	9/30/2009
126694W79	16,159,185	1,537,877	14,621,308	6,568,734	9/30/2009
126694X52	8,081,983	434,688	7,647,295	4,693,807	9/30/2009
395386APO	15,517,666	370,956	15,146,710	11,310,570	9/30/2009
46630UAC8	12,841,287	1,252,402	11,588,885	9,517,990	9/30/2009
02149DAJ8	13,715,616	640,244	13,075,372	10,559,854	12/31/2009
05952FAE3	19,698,937	2,526,144	17,172,793	18,832,928	12/31/2009
12667F6C4	9,322,882	174,129	9,148,753	4,396,129	12/31/2009
161630BX5	2,450,849	133,732	2,317,117	2,011,107	12/31/2009
9292272X3	2,304,086	111,445	2,192,641	1,738,159	12/31/2009
12545CAD2	12,938,969	340,870	12,598,099	10,581,541	3/31/2010
126694X52	7,623,858	123,289	7,500,569	5,056,077	3/31/2010
161630BX5	1,987,144	219,304	1,767,840	1,875,395	3/31/2010
32056FAAO	2,991,830	266,978	2,724,852	2,833,929	3/31/2010
362636AM4	11,877,338	182,924	11,694,414	9,029,965	3/31/2010
12545CAD2	12,654,824	436,663	12,218,161	11,349,095	6/30/2010
46630GBC8	3,997,032	249,187	3,747,845	3,982,384	6/30/2010
12545CAD2	12,306,175	335,035	11,971,140	11,659,160	9/30/2010
126694X52	7,492,014	130,411	7,361,603	5,714,983	9/30/2010
75902AAA6	15,965,640	1,280,290	14,685,350	10,587,555	9/30/2010
12613YAB5	10,592,041	594,896	9,997,145	7,568,924	12/31/2010
126694JT6	24,155,118	341,229	23,813,889	20,613,224	12/31/2010
126694W79	14,615,778	137,239	14,478,539	8,054,728	12/31/2010
16162YAE5	10,057,356	204,737	9,852,619	8,610,835	12/31/2010
74957EAR8	21,549,228	713,864	20,835,364	19,064,194	12/31/2010
75902AAA6	14,668,624	2,140,085	12,528,539	10,587,555	12/31/2010

Total		$20,563,509

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010, financial institutions, U.S. federal government obligations, industrials and consumer staples industries represented 19.1%, 13.9%, 13.4% and 11.3%, respectively of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

As of December 31, 2009, financial institutions, U.S. federal government obligations, industrials and utilities industries represented 21.7%, 14.8%, 12.5% and 10.8%, respectively, of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds, common stocks and preferred stocks as of December 31, 2010 or 2009.

The following table summarizes the Company’s net investment income:

	Year Ended December 31,
	2010	2009	2008
Income:
Bonds	$933,320,284	$880,694,383	$747,119,617
Preferred stocks	5,293,610	4,536,700	39,285,940
Common stocks	3,006,769	3,521,506	2,270,223
Mortgage loans	88,654,630	68,059,970	59,919,328
Contract loans	4,297,028	4,370,616	4,465,185
Cash and short-term investments	145,988	974,871	5,254,483
Other invested assets	(7,640,871)	2,563,938	1,911,326
Other interest income	75,523	1,455,776	894,906

Total investment income	1,027,152,961	966,177,760	861,121,008
Expenses:
Investment expenses	20,933,736	18,499,063	18,123,937
Investment taxes, licenses and fees, excluding federal income taxes	207,596	168,019	131,115
Interest expense	13,772	1,511	—
Other deductions	174,625	—	—

Total investment expenses	21,329,729	18,668,593	18,255,052

Net investment income	$1,005,823,232	$947,509,167	$842,865,956

There were five bonds with fair values of $5,336,159 and book/adjusted carrying values of $5,071,181 that did not produce income for the year ended December 31, 2010. There were no bonds that did not produce income for the years ended December 31, 2009 and 2008.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the proceeds from sales and maturities of investments in bonds and the related capital gains (losses) on bonds and other invested assets:

	Year Ended December 31,
	2010	2009	2008
Bonds:
Proceeds from sales	$671,756,329	$282,274,692	$259,819,468
Proceeds from other than sales (1)	1,442,535,891	924,918,191	666,946,388

Total bonds	$2,114,292,220	$1,207,192,883	$926,765,856

Bonds:
Gross realized capital gains on sales	$37,038,774	$14,607,855	$31,057,934
Gross realized capital losses on sales	(6,730,429)	(9,427,009)	(3,473,764)

Net realized capital gains on sales	30,308,345	5,180,846	27,584,170
Other:
Net gains (losses) on dispositions other than sales (1)	11,117,893	(213,235)	(1,460,213)
Impairments	(26,219,858)	(90,591,628)	(70,664,672)

Total gains (losses) on bonds	15,206,380	(85,624,017)	(44,540,715)
Preferred stocks	—	—	(143,929)
Common stocks	10,929,494	4,174,538	1,365,112
Impairments – preferred and common stocks	(6,793,432)	(26,110,977)	(1,380,573)
Mortgage loans	—	(2,190,049)	—
Other invested assets	(3,716,399)	(982,735)	12,956,728
Options	(28,731)	2,266,839	(3,902,858)
Other	17,500	—	(18,439)

Realized capital gains (losses) before federal income taxes and transfer to IMR	15,614,812	(108,466,401)	(35,664,674)
Amount transferred to IMR	(12,940,849)	724,025	(18,521,121)
Federal income tax (expense) benefit	(2,166,551)	21,327,802	(8,326,263)

Net realized capital gains (losses)	$507,412	$(86,414,574)	$(62,512,058)

(1)	Includes calls, maturities, paydowns and redemptions.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010 and 2009, the Company’s investment portfolio included $1,642,010,304 and $1,177,741,609, respectively, of mortgage loan investments constituting approximately 7.1% and 5.7%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The average loan-to-value (LTV) ratio, which is a loan’s carrying amount divided by the estimated fair value of the underlying property collateralizing the loan, was 53.5% and 48.8% for loans funded during 2010 and 2009, respectively. The average LTV ratio for the Company’s entire mortgage loan portfolio was 52.6% and 53.2% as of December 31, 2010 and 2009, respectively. As of December 31, 2010, 30.6% or $502,217,270 and 16.3% or $267,358,116 of the Company’s commercial mortgage loans were located in California and Washington, respectively. As of December 31, 2009, California and Washington represented 28.4% or $333,933,294 and 18.8% or $221,278,852, respectively, of the Company’s mortgage loan portfolio. As of December 31, 2010, there were no non-performing loans and there was one non-performing loan as of December 31, 2009. The maximum and minimum lending rates for commercial mortgage loans made during 2010 were 8.20% and 5.26%, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 2009 were 7.94% and 6.00%, respectively.

As of December 31, 2010, all borrowers were current on loan payments. No loans were considered non-performing or were specifically evaluated and identified as impaired. As of December 31, 2009, the Company had one impaired loan without allowance for credit losses with a book value of $1,670,000 which was foreclosed in 2010 and now is held as real estate. All other loans were current on loan payments. The Company had no investments in restructured loans as of December 31, 2010 and 2009.

During 2010, the Company reduced interest rates on outstanding mortgage loans by 1.98% on one loan with a carrying value of $692,557; by 1.625% on one loan with a carrying value of $1,373,936; by 1.25% on one loan with a carrying value of $968,212; by 0.7% on two loans with a carrying value of $2,540,087 and by 0.25% on one loan with a carrying value of $580,223. During 2009, the Company reduced interest rates on one outstanding mortgage loan by 0.5% with a carrying value of $565,245 and placed one loan in default with a carrying value of $1,670,000.

As of December 31, 2010 and 2009, there were no taxes, assessments or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2010, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	12 Years	15 Years
Boston Financial Institutional Tax Credits XXX	9 Years	15 Years
Centerline Corporate Partners XXX, LP	8 Years	12 Years
PNC MultiFamily Capital Institutional Fund XXXV	10 Years	14 Years
Centerline Corporate Partners XXI, LP	7 Years	8 Years
Centerline Corporate Partners XXXV, LP	10 Years	14 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	15 Years
USA Tax Credit Stimulus Fund LP	12 Years	16 Years
Alliant Tax Credit Fund 60	12 Years	16 Years
Countryside Corporate Tax Credits XIX LP	12 Years	15 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

The Company’s limited partnership interests related to LIHTC as of December 31, 2009, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	11 Years	15 Years
Boston Financial Institutional Tax Credits XXX	9 Years	14 Years
Centerline Corporate Partners XXX, LP	9 Years	13 Years
PNC Multifamily Capital Institutional Fund XXXV	11 Years	15 Years
Centerline Corporate Partners XXI, LP	8 Years	9 Years
Centerline Corporate Partners XXXV, LP	10 Years	15 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

3. Derivative Financial Instruments

The Company has a closed block of fixed indexed annuity (FIA) product that credits policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments or for hedge accounting treatment according to the criteria in SSAP No. 86, Accounting for Derivatives and Hedging Activities. Accordingly, the assets are recorded at fair value as free-standing derivative assets (options) in the balance sheets. These options have limited off-balance sheet risk related to the risk of default by the counterparty. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The book value of the Company’s options’ totaled $2,051,000 and $2,370,000 as of December 31, 2010 and 2009, respectively. Unrealized capital losses of $249,103 and $593,494 were recorded in unassigned funds as of December 31, 2010 and 2009, respectively. The Company recognized pre-tax gains (losses) on expired, sold or exercised options of $(28,731), $2,266,839 and $(3,902,858) for the years ended December 31, 2010, 2009 and 2008, respectively, which are recorded as realized capital gains (losses) in the statements of income.

The notional amount of the options purchased to hedge the Company’s 2010 exposure to changes in the S&P 500 Index was $30,000,000. These options had a fair value of $1,776,506 as of December 31, 2009, and were settled on December 31, 2010. The notional amount of the options purchased in 2010 to hedge the Company’s 2011 exposure to changes in the S&P 500 index was $35,000,000. These options had a fair value of $1,801,897 as of December 31, 2010.

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments measured and reported at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arm’s-length transaction between a willing buyer and seller in possession of the same information.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets are categorized as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical instruments. This level primarily consists of exchange traded common and preferred stocks, and actively traded mutual fund investments.

•

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies when all significant inputs are observable, derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the market place. Financial instruments in this category primarily include certain bonds and preferred stocks.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds, including corporate private placement securities and common stocks.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following tables present the financial instruments carried at fair value under the valuation hierarchy, as described above. The Company has no financial liabilities accounted for at fair value as of December 31, 2010 and 2009.

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$1,179,750	$—	$1,179,750
Hybrid securities	—	10,044,800	—	10,044,800
Mortgage-backed/asset-backed securities	—	—	10,587,555	10,587,555

Total bonds	—	11,224,550	10,587,555	21,812,105
Perpetual preferred stocks:
Industrial and miscellaneous	325,500	—	—	325,500

Total perpetual preferred stocks	325,500	—	—	325,500
Common stocks:
Industrial and miscellaneous	184,833,598	—	613,175	185,446,773
Mutual funds	607,766	—	—	607,766
Money market mutual funds	2,747	—	—	2,747
Affiliates	3,829,258	—	—	3,829,258

Total common stocks	189,273,369	—	613,175	189,886,544
Derivative assets:
Options	—	—	1,801,897	1,801,897

Total derivative assets	—	—	1,801,897	1,801,897
Variable separate account assets	881,551,952	—	—	881,551,952

Total assets at fair value	$1,071,150,821	$11,224,550	$13,002,627	$1,095,377,998

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$938,000	$—	$938,000
Mortgage-backed/asset-backed securities	—	—	6,617,101	6,617,101

Total bonds	—	938,000	6,617,101	7,555,101
Perpetual preferred stocks:
Industrial and miscellaneous	117,000	—	—	117,000

Total perpetual preferred stocks	117,000	—	—	117,000
Common stocks:
Industrial and miscellaneous	149,033,591	—	258,463	149,292,054
Mutual funds	610,971	—	—	610,971
Money market mutual funds	2,747	—	—	2,747
Affiliates	4,744,984	—	—	4,744,984

Total common stocks	154,392,293	—	258,463	154,650,756
Other invested assets:
Warrants	—	—	893,211	893,211

Total other invested assets	—	—	893,211	893,211
Derivative assets:
Options	—	—	1,776,506	1,776,506

Total derivative assets	—	—	1,776,506	1,776,506
Variable separate account assets	840,022,056	—	—	840,022,056

Total assets at fair value	$994,531,349	$938,000	$9,545,281	$1,005,014,630

For bonds reported and measured at fair value, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its Level 2 bonds. Prices received from the pricing services are not adjusted, and multiple prices for these securities are not obtained. The pricing services provide prices where observable inputs are available. The significant inputs for security evaluations include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. Because many corporate securities do not trade on a daily basis, evaluated pricing applications apply available information through processes such as benchmark curves,

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security until they are able to obtain such information.

In situations where the Company is unable to obtain sufficient market-observable information to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placement securities and other securities that the pricing services are unable to price.

The following tables present additional information about assets measured at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value.

	As of December 31, 2010
	Balance as of January 1	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances	Balance as of December 31
Bonds:
Mortgage-backed/asset-backed securities	$6,617,101	$(3,291,291)	$9,968,209	$(2,706,464)	$10,587,555

Total bonds	6,617,101	(3,291,291)	9,968,209	(2,706,464)	10,587,555
Common stocks:
Industrial and miscellaneous	258,463	—	94,452	260,260	613,175

Total common stocks	258,463	—	94,452	260,260	613,175
Other invested assets:
Warrants	893,211	657,352	(557,863)	(992,700)	—

Total other invested assets	893,211	657,352	(557,863)	(992,700)	—
Derivative assets:
Options	1,776,506	(28,731)	344,392	(290,270)	1,801,897

Total derivative assets	1,776,506	(28,731)	344,392	(290,270)	1,801,897

Total	$9,545,281	$(2,662,670)	$9,849,190	$(3,729,174)	$13,002,627

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

Transfers into and/or out of Level 1, 2 and 3 are reported at the value as of the beginning of the period in which the transfer occurs. There were no assets held which were transferred between Level 1 and Level 2 and there were no transfers into or out of Level 3 for the year ended December 31, 2010.

	As of December 31, 2009
	Balance as of January 1	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances	Balance as of December 31
Bonds:
Mortgage-backed/asset-backed securities	$18,721,098	$10,303	$(11,909,193)	$(205,107)	$6,617,101

Total bonds	18,721,098	10,303	(11,909,193)	(205,107)	6,617,101
Common stocks:
Industrial and miscellaneous	179,800	(783,642)	862,305	—	258,463

Total common stocks	179,800	(783,642)	862,305	—	258,463
Other invested assets:
Warrants	157,970	(496,735)	978,205	253,771	893,211

Total other invested assets	157,970	(496,735)	978,205	253,771	893,211
Derivative assets:
Options	2,274,242	2,266,839	(1,443,737)	(1,320,838)	1,776,506

Total derivative assets	2,274,242	2,266,839	(1,443,737)	(1,320,838)	1,776,506

Total	$21,333,110	$996,765	$(11,512,420)	$(1,272,174)	$9,545,281

There were no assets held which were transferred between Level 1 and Level 2 and there were no transfers into or out of Level 3 for the year ended December 31, 2009.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table summarizes the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	As of December 31, 2010
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$15,660,498,408	$16,664,535,661
Preferred stocks	98,215,712	85,379,754
Common stocks, nonaffiliated	186,057,286	186,057,286
Common stocks, affiliated	3,829,258	3,829,258
Mortgage loans	1,642,010,304	1,691,919,888
Limited partnerships and other invested assets	147,781,249	152,624,559
Surplus notes	34,961,285	37,789,612
Options	1,801,897	1,801,897
Separate account assets	4,649,235,838	4,804,474,912

Liabilities
Annuity and deposit-type contracts	14,038,467,046	15,362,924,530

	As of December 31, 2009
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$14,480,111,022	$14,810,824,888
Preferred stocks	63,178,945	50,220,747
Common stocks, nonaffiliated	149,905,772	149,905,772
Common stocks, affiliated	4,744,984	4,744,984
Mortgage loans	1,177,741,609	1,161,931,645
Limited partnerships and other invested assets	84,552,891	89,872,151
Surplus notes	34,988,317	31,620,364
Options	1,776,506	1,776,506
Separate account assets	4,121,446,909	4,173,564,674

Liabilities
Annuity and deposit-type contracts	12,637,449,275	13,589,791,145

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, surplus notes and separate account assets is based on the fair value hierarchy.

The fair value of the Company’s mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

Carrying value is a reasonable estimate of fair value for cash, short-term investments, contract loans, other receivables and other liabilities.

Investments in limited partnerships associated with tax credit investments are carried at amortized cost. Fair value was estimated based on the discounted cash flows over the remaining life of the tax credits. The discount rate used was the original internal rate of return of each investment.

The Company reports annuities and deposit-type contracts at carrying value and estimates the fair value of these contracts using an income approach based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

Other insurance-related financial instruments are exempt from the disclosure requirements of SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments.

5. Premium and Annuity Considerations Deferred and Uncollected

The deferred and uncollected life insurance premiums and annuity considerations are as follows:

	As of December 31, 2010		As of December 31, 2009
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$1,627,922	$500,275	$2,544,736	$649,670
Ordinary – renewal	21,540,360	48,329,002	19,984,503	46,371,344
Group life	(673,506)	(673,506)	(531,080)	(531,080)

Total	$22,494,776	$48,155,771	$21,998,159	$46,489,934

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders to the extent that counterparties to ceded reinsurance contracts do not meet their contractual obligations. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers 99.6% was with reinsurers rated A- or higher by A.M. Best as of December 31, 2010 and 2009. The Company had no reserve for uncollectible reinsurance in 2010 or 2009. None of the Company’s reinsurance contracts exclude certified terrorist acts.

The Company has catastrophic loss coverage for its group life, individual life and aggregate medical stop-loss business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim to $500,000 per individual for some group life business.

For the individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $500,000. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

For aggregate medical stop-loss business, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1,000,000 and up to $10,000,000. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $500,000. If the specific excess loss deductible is greater than $500,000, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9,000,000 for each policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

to $2,000,000. The Company also reinsures 100% of its group long-term and short-term disability business, except for the short-term disability income insurance sold within the limited benefit medical plan, which is not reinsured. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $359,606,292 and $349,332,787 as of December 31, 2010 and 2009, respectively.

The Company, in the ordinary course of business, has two coinsurance agreements in-force with related parties, Wilton Reassurance Company and White Mountains Reinsurance Company of America. Of the total reserve credits taken as of December 31, 2010 and 2009, $10,383,372 and $8,775,151, respectively, related to Wilton Reassurance Company. Reserve credits taken related to White Mountains Reinsurance Company of America were $10,136 and $9,012 as of December 31, 2010 and 2009, respectively. Except as mentioned prior, neither the Company nor any of its related parties control, either directly or indirectly, any other reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company that is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2010, 2009 or 2008. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2010, 2009 and 2008, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2010	2009	2008
Premiums and annuity considerations
Direct:
Accident and health	$427,793,926	$426,955,711	$448,440,758
Life insurance	638,097,696	189,943,901	192,468,746
Annuity	2,006,439,802	2,272,884,599	1,702,640,198

Total direct premiums	3,072,331,424	2,889,784,211	2,343,549,702
Assumed:
Accident and health	487,408	445,412	611,093
Life insurance	189,188	169,002	156,306
Annuity	19,808	5,200	78,879

Total assumed premiums	696,404	619,614	846,278
Ceded:
Accident and health	(12,787,270)	(12,603,924)	(14,106,260)
Life insurance	(47,067,308)	(48,993,370)	(54,245,228)
Annuity	(932,816)	(878,975)	(899,460)

Total ceded premiums	(60,787,394)	(62,476,269)	(69,250,948)

Net premiums and annuity considerations	$3,012,240,434	$2,827,927,556	$2,275,145,032

Ceded reinsurance reduced the Company’s claims by $46,121,428, $47,051,811 and $42,117,186 for the years ended December 31, 2010, 2009 and 2008, respectively.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves

The Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities, are summarized as follows:

	As of December 31, 2010		As of December 31, 2009
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$364,365,494	2.3%	$365,562,583	2.6%
At book value, less surrender charge of 5% or more	5,423,451,969	35.6	4,197,852,087	30.4
At fair value	786,268,255	5.2	750,765,592	5.5

Total with adjustment or at fair value	6,574,085,718	43.1	5,314,180,262	38.5
At book value without adjustment (minimal or no charge or adjustment)	2,569,148,200	16.9	2,387,297,131	17.3
Not subject to discretionary withdrawal	6,086,572,655	40.0	6,099,747,332	44.2

Total gross annuity actuarial reserves and liability for deposit-type contracts	15,229,806,573	100.0%	13,801,224,725	100.0%

Reinsurance ceded	(5,029,683)		(5,102,026)

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,224,776,890		$13,796,122,699

A reconciliation of total annuity actuarial reserves and deposit fund liabilities is summarized as follows:

	As of December 31,
	2010	2009
Annuity reserves	$12,244,380,943	$10,736,369,332
Supplementary contracts with life contingencies	100,065	103,552
Liability for deposit-type contracts	2,194,027,627	2,308,884,223
Separate account annuity reserves	779,385,404	744,363,488
Separate account liability for deposit-type contacts	6,882,851	6,402,104

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,224,776,890	$13,796,122,699

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

As of December 31, 2010 and 2009, the Company had $2,479,197,546 and $2,295,145,274, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $29,254,695 and $30,225,574 as of December 31, 2010 and 2009, respectively, and were included in life and annuity reserves.

During 2010, the Company adopted the free partial withdrawal provision in the calculation of the CARVM reserves in accordance with Actuarial Guideline XXXIII for its fixed deferred annuity policies issued prior to January 1, 2009. The result of this increased reserves by $10,628,440 and is reflected in the statements of changes in capital and surplus. There were no other changes in the basis of valuation for life and annuity contracts for the years ended December 31, 2010 and 2009.

The Company issues variable annuities with GMDB. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2010:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$4,085	$61,368,611	$61,372,696	$61,368,612
Group VA	81,003,571	205,203,353	286,206,924	286,149,062
Focus	(103,385)	18,558,452	18,455,067	19,493,979
Spinnaker Advisor	16,255,544	56,050,439	72,305,983	70,926,655
Spinnaker	241,381,618	389,178,793	630,560,411	632,406,746
Spinnaker Plus	52,251,582	26,586,191	78,837,773	78,701,203
WM CVA	6,843,412	11,369,279	18,212,691	18,183,311
All other	5,507,141	17,953,137	23,460,278	23,557,142

Total	$403,143,568	$786,268,255	$1,189,411,823	$1,190,786,710

The total net amount at risk on this block is approximately $11,000,000 as of December 31, 2010, of which approximately $8,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2009:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$9,431	$58,710,843	$58,720,274	$58,710,843
Group VA	83,665,529	215,041,551	298,707,080	298,618,154
Focus	(55,521)	15,692,846	15,637,325	16,684,861
Spinnaker Advisor	17,022,152	52,654,984	69,677,136	67,965,376
Spinnaker	241,514,583	354,749,414	596,263,997	599,079,985
Spinnaker Plus	55,287,734	26,525,907	81,813,641	81,884,071
WM CVA	7,461,594	10,887,371	18,348,965	18,230,775
All other	5,921,222	16,502,676	22,423,898	22,839,646

Total	$410,826,724	$750,765,592	$1,161,592,316	$1,164,013,711

The total net amount at risk on this block is approximately $36,000,000 as of December 31, 2009, of which approximately $27,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

In accordance with AG XLIII, the minimum reserves are calculated based on a stochastic analysis using prudent estimate assumptions, or the standard scenario amount, if higher. The standard scenario amount is a single-scenario formulaic reserve calculation. The Company’s AG XLIII reserves are equal to the standard scenario amount as of December 31, 2010 and 2009.

The Company did not record an opening balance adjustment under the adoption of AG XLIII.

The Company did not request or receive permission from the Department to grade in the reserves calculated under AG XLIII.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverables:

	Year Ended December 31,
	2010	2009	2008
Policy and contract claims liability, beginning of the year	$114,040,050	$125,369,724	$105,114,352
Add provision for claims, net of reinsurance, occurring in:
Current year	349,128,865	372,152,414	371,122,639
Prior years	9,476,886	1,673,042	4,437,460

Net incurred losses during the year	358,605,751	373,825,456	375,560,099
Deduct payments for claims, net of reinsurance, occurring in:
Current year	281,975,887	293,436,897	281,276,334
Prior years	78,941,802	91,718,233	74,028,393

Net claim payments during the current year	360,917,689	385,155,130	355,304,727

Policy and contract claims liability, end of year	$111,728,112	$114,040,050	$125,369,724

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2010, the change in prior year incurred claims was primarily due to unfavorable changes in liability estimates for group medical stop-loss claims, offset by lower than expected individual life claims. For the year ended December 31, 2009, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for group medical stop-loss claims, offset by higher than expected claims for individual life. For the year ended December 31, 2008, the change in prior year incurred claims was primarily due to higher than expected claims, primarily for group medical stop-loss.

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the State of Washington, the Company is required to maintain minimum capital of $2,400,000 and additional unassigned funds of $2,400,000. Life and health insurance companies are also subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to the Company. As

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

of December 31, 2010 and 2009, the Company met the minimum capital and surplus and RBC requirements.

The Company adopted SSAP No. 10R as of December 31, 2009, which resulted in an increase in special surplus funds of $40,053,051 and $38,662,583 as of December 31, 2010 and 2009, respectively. See Note 10 – Income Taxes, for more information.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval by the Department. The restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2011 is $193,965,147. On March 4, 2011 the Company paid an ordinary dividend in the amount of $20,000,000 to its Parent. The remaining maximum dividend payout that may be made without prior approval in 2011 is $173,965,147.

During 2010, the Company paid dividends to its Parent, of $40,000,000 as follows:

Payment Date	Ordinary	Extraordinary
September 3, 2010	$20,000,000	$—
November 19, 2010	20,000,000	—

Total dividends	$40,000,000	$—

The Company paid no dividends during 2009.

During 2008, the Company paid dividends to its Parent, of $100,000,000 as follows:

Payment Date	Ordinary	Extraordinary
March 27, 2008	$—	$40,000,000
June 23, 2008	—	30,000,000
September 19, 2008	—	30,000,000

Total dividends	$—	$100,000,000

The Company provided the required notification for all dividend payments and obtained approval from the Department prior to all extraordinary dividend payments.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

On January 27, 2010, the Parent completed an IPO and received net proceeds of approximately $282,500,000.

On January 29, 2010, the Company received a cash capital contribution from its Parent of $210,700,000 from the Parent’s net IPO proceeds.

During the year ended December 31, 2010, the Company received noncash capital contributions relating to the Parent’s share-based compensation plans and employee stock purchase plan in the amounts of $2,174,583 and $389,918, respectively. These amounts are recorded as general insurance expenses on the statements of income.

On May 5, 2009 and December 31 2009, the Company received noncash contributions of mortgage-backed securities and fixed assets of $101,984,661 and $83,604, respectively, from its Parent.

On December 7, 2009, the Company contributed $20,000,000 in cash to First Symetra National Life Insurance Company of New York, its subsidiary.

On December 24, 2009, the Company received a cash dividend of $1,000,000 from Symetra National Life Insurance Company, its subsidiary, which is included in net investment income.

On December 22, 2008, the Company received $50,000,000 from its Parent as follows: $49,729,250 bonds, $150,431 in accrued interest and $120,319 in cash.

The following table shows the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2010	2009
Unrealized gains (losses)	$46,189,271	$(27,340,787)
Nonadmitted assets	(49,613,452)	(75,323,498)
Asset valuation reserves	(182,926,909)	(119,046,098)
Separate account business	(2,050,292)	—

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes

The components of the DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2010
	Ordinary	Capital	Total
DTAs	$118,948,689	$38,724,373	$157,673,062
DTLs	(63,986,782)	—	(63,986,782)

Net DTAs	54,961,907	38,724,373	93,686,280
DTAs nonadmitted	(5,324,324)	(15,147,477)	(20,471,801)

Net admitted DTAs	$49,637,583	$23,576,896	$73,214,479

	As of December 31, 2009
	Ordinary	Capital	Total
DTAs	$115,556,126	$46,636,754	$162,192,880
DTLs	(46,374,814)	—	(46,374,814)

Net DTAs	69,181,312	46,636,754	115,818,066
DTAs nonadmitted	(16,010,411)	(18,724,016)	(34,734,427)

Net admitted DTAs	$53,170,901	$27,912,738	$81,083,639

	Change
	Ordinary	Capital	Total
DTAs	$3,392,563	$(7,912,381)	$(4,519,818)
DTLs	(17,611,968)	—	(17,611,968)

Net DTAs	(14,219,405)	(7,912,381)	(22,131,786)
DTAs nonadmitted	10,686,087	3,576,539	14,262,626

Net admitted DTAs	$(3,533,318)	$(4,335,842)	$(7,869,160)

The calculations above have not been impacted by tax-planning strategies.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

As described in Note 1, the Company has elected to admit an increased amount of DTAs pursuant SSAP No. 10R. This increase in admitted DTAs also increases admitted assets, statutory surplus and total adjusted capital by the same amount.

The Company’s total adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R for the Company and its subsidiaries was $1,896,505,778 and $200,796,530, respectively, for the year ended December 31, 2010. The adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R was $1,496,441,980 and $183,710,571, respectively, for the year ended December 31, 2009.

The Company had no DTLs which had not been recognized as of December 31, 2010 or 2009.

Increases in admitted DTAs for 2010 and 2009 are summarized by tax character as follows:

	As of December 31, 2010
	Ordinary	Capital	Total
Admitted through potential carry back	$21,811,314	$11,350,113	$33,161,427
Admitted through offset of DTLs	63,986,782	—	63,986,782

Total admitted using one year reversal of DTAs	85,798,096	11,350,113	97,148,209

Admitted through potential carry back	48,040,125	12,881,021	60,921,146
Admitted through future realization	—	12,293,332	12,293,332
Admitted through offset of DTLs	63,986,782	—	63,986,782

Total admitted using three year reversal of DTAs	112,026,907	25,174,353	137,201,260

Additional amount admitted under SSAP No. 10R	$26,228,811	$13,824,240	$40,053,051

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

	As of December 31, 2009
	Ordinary	Capital	Total
Admitted through potential carry	$23,492,884	$18,928,172	$42,421,056
Admitted through offset of DTLs	46,374,814	—	46,374,814

Total admitted using one year reversal of DTAs	69,867,698	18,928,172	88,795,870

Admitted through potential carry back	48,552,916	32,530,723	81,083,639
Admitted through offset of DTLs	46,374,814	—	46,374,814

Total admitted using three year reversal of DTAs	94,927,730	32,530,723	127,458,453

Additional amount admitted under SSAP No. 10R	$25,060,032	$13,602,551	$38,662,583

	Change
	Ordinary	Capital	Total
Admitted through potential carry back	$(1,681,570)	$(7,578,059)	$(9,259,629)
Admitted through offset of DTLs	17,611,968	—	17,611,968

Total admitted using one year reversal of DTAs	15,930,398	(7,578,059)	8,352,339

Admitted through potential carry back	(512,791)	(19,649,702)	(20,162,493)
Admitted through future realization	—	12,293,332	12,293,332
Admitted through offset of DTLs	17,611,968	—	17,611,968

Total admitted using three year reversal of DTAs	17,099,177	(7,356,370)	9,742,807

Additional amount admitted under SSAP No. 10R	$1,168,779	$221,689	$1,390,468

The components of current income tax expense are as follows:

	Year Ended December 31,
	2010	2009	2008
Current year tax provision	$70,862,801	$45,151,211	$26,755,215
Tax credits	(10,944,876)	(9,570,102)	(8,521,307)
Additional provided	—	—	(321,621)
Prior year over accrual	(1,009,452)	(4,839,267)	(2,963,089)
Other	(25,671)	—	—

Income tax expense from operations	58,882,802	30,741,842	14,949,198
Taxes on capital gains (losses)	2,166,551	(21,327,802)	8,326,263

Current income taxes incurred	$61,049,353	$9,414,040	$23,275,461

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The main components of deferred tax amounts are as follows:

	As of December 31,
	2010	2009	Change
Assets
Fixed assets/intangibles	$8,940,565	$8,603,126	$337,439
Investments	42,403,823	47,149,415	(4,745,592)
Nonadmitted assets	6,792,516	8,842,485	(2,049,969)
Proxy deferred acquisition costs	52,767,479	46,406,386	6,361,093
Reserves	41,670,616	37,870,713	3,799,903
Benefit accruals	1,329,066	1,247,645	81,421
Unrealized capital losses	1,684,643	10,707,956	(9,023,313)
All others	2,084,354	1,365,154	719,200

Total DTAs	157,673,062	162,192,880	(4,519,818)
Total DTAs – nonadmitted	20,471,801	34,734,427	(14,262,626)
Liabilities
Investments	21,192,284	21,247,291	(55,007)
Deferred premium/loading	17,114,974	16,478,202	636,772
Reserves	9,795,249	7,509,493	2,285,756
Unrealized capital gains	14,234,896	—	14,234,896
All others	1,649,379	1,139,828	509,551

Total DTLs	$63,986,782	$46,374,814	17,611,968

Change in net DTA			(22,131,786)
Surplus adjustments:
Tax effect of change in unrealized gains			23,258,209
Tax effect of change in nonadmitted assets			2,049,969
Adjustments to prior year net DTAs			(15,217,600)

Adjusted change in net deferred income tax			$(12,041,208)

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2010 and 2009.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10.	Income Taxes (continued)

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the realized capital gains (losses) and the actual tax provision are as follows:

	Year Ended December 31,
	2010	2009	2008
Ordinary income tax at federal statutory rate (35%)	$88,496,783	$56,073,039	$39,959,296
Taxes on capital gains (losses) at federal statutory rate (35%)	5,465,184	(37,963,241)	(12,482,636)

Total expected income tax expense	93,961,967	18,109,798	27,476,660
Significant statutory-to-tax adjustments on current taxes:
Dividend-received deduction	(1,050,000)	(1,470,000)	(1,365,000)
Tax-exempt income	(122,500)	(129,500)	(133,000)
Tax credits	(10,944,876)	(9,570,102)	(8,521,307)
Permanent items and other adjustments	225,899	181,012	224,415
Change in interest maintenance reserve	(7,970,477)	(6,939,639)	(7,026,704)
Prior year over accrual	(1,009,452)	(4,839,267)	(2,963,089)
Additional provided and other adjustments	—	—	(320,189)

Federal income tax expense (benefit)	$73,090,561	$(4,657,698)	$7,371,786

Federal taxes incurred	$61,049,353	$9,414,040	$23,275,461
Change in net deferred income taxes	12,041,208	(14,071,738)	(15,903,675)

Total statutory income tax expense (benefit)	$73,090,561	$(4,657,698)	$7,371,786

The Company’s federal income tax return is consolidated within the Symetra Financial Corporation and subsidiaries consolidated tax return. See Note 15 for a complete list of subsidiaries included in the consolidated tax return.

As of December 31, 2010 and 2009, the Company had no net operating or capital loss carryforward amounts.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2010	2009	2008
Ordinary income	$59,917,925	$34,444,768	$11,977,589
Capital gains	2,166,551	—	10,714,470

The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax contingencies for the years ended December 31, 2010, 2009 and 2008.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2006.

11. Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. The expense for the matching contributions was $4,128,730, $3,811,673 and $4,093,215 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company participates in the Parent’s performance share plan program (the “Performance Share Plan”) that provides incentives to selected members of management based on the long-term success of the Parent. Awards under the Performance Share Plan have been made in the form of performance shares. The value of each performance share is determined at the discretion of the Parent’s Board of Directors, based on achievement of a specified growth target over a three-year period, and is paid in cash. The Company’s allocated (benefit) expense recorded for awards under the Performance Share Plan was $(4,317,169), $8,290,668 and $5,977,901 for the years ended December 31, 2010, 2009 and 2008, respectively. Due to management turnover during 2010, the Company reduced its Performance Share Plan accrual to reflect forfeitures from management turnover and recorded a net benefit. The Company also incurred related severance expenses of $5,391,854 during the year ended December 31, 2010.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

11. Employee Benefit Plans (continued)

As of December 31, 2010, the Performance Share Plan has one remaining active plan which is scheduled to end on December 31, 2011. For the 2010 fiscal year incentives were provided as performance unit grants under the Equity Plan (see below).

As of December 31, 2010, the Company’s employees participate in two stock-based compensation plans: the Symetra Financial Corporation Equity Plan, amended and restated on August 11, 2010 (the “Equity Plan”) and the Symetra Financial Corporation Employee Stock Purchase Plan, amended and restated on May 11, 2010 (the “Stock Purchase Plan”).

Under the Equity Plan, the Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Board of Directors.

During 2010, the Parent granted performance units to various members of management under the Equity Plan. The value of each performance unit is determined at the discretion of the Parent’s Board of Directors based on the long term success of the Parent over a three-year period. The Company recognized $1,502,733 in expense related to performance units granted during 2010.

During 2010, the Parent also granted restricted stock and stock options to various members of management under the Equity Plan. The Company recognized $2,174,583 in expense related to these awards for the year ended December 31, 2010. The Company also recognized $83,174 in expense related to the Stock Purchase Plan for the year ended December 31, 2010. The Company has no legal obligation related to restricted stock, stock options or the Stock Purchase Plan.

12. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for the Company’s variable annuity, variable life, variable universal life and fixed BOLI products. In accordance with Washington State procedures for approving items within the separate accounts, the separate account classification for the Company’s products are supported by Washington State Insurance code RCW 48.18A.020.

In accordance with the Company’s products recorded within the separate account, the majority of assets are considered legally insulated whereas a portion of fixed BOLI related to surplus assets is not legally insulated from the general account.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Separate account assets as of December 31, 2010 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable universal life and variable life	$90,567,197	$—	$90,567,197
Variable annuities	790,984,755	—	790,984,755
Fixed BOLI	3,744,565,383	23,118,503	3,767,683,886

Total	$4,626,117,335	$23,118,503	$4,649,235,838

As of December 31, 2010, the fair value and net unrealized gains associated with bonds and surplus notes in the Company’s fixed BOLI product were $3,923,559,844 and $155,875,958, respectively.

Separate account assets as of December 31, 2009 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable universal life and variable life	$84,357,657	$—	$84,357,657
Variable annuities	755,664,399	—	755,664,399
Fixed BOLI	3,186,677,470	94,747,383	3,281,424,853

Total	$4,026,699,526	$94,747,383	$4,121,446,909

As of December 31, 2009, the fair value and net unrealized gains associated with bonds and surplus notes in the Company’s fixed BOLI product were $3,333,542,618 and $52,117,765, respectively.

In accordance with the Company’s products recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2010, the Company has a maximum guarantee for separate account liabilities of $10,844,326 which is related primarily to the Company’s variable annuities. To compensate the general account for the risk taken, the separate account paid risk charges of $8,940,130 for the year ended December 31, 2010. As of December 31, 2010, the Company paid $5,677,605 toward separate account guarantees.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

The Company does not engage in securities lending transactions within the separate account.

Information regarding the separate accounts of the Company for the year ended December 31, 2010 is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$460,350,273	$—	$76,901,123	$537,251,396

Reserves as of December 31, 2010:
For accounts with assets at:
Fair value	$—	$—	$875,825,901	$875,825,901
Amortized cost	1,890,927,944	1,858,766,567	—	3,749,694,511

Total reserves	$1,890,927,944	$1,858,766,567	$875,825,901	$4,625,520,412

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$579,949,015	$—	$—	$579,949,015
At fair value	—	—	875,825,901	875,825,901
At book value without fair value adjustment and with current surrender charge less than 5%	1,310,978,929	1,858,766,567	—	3,169,745,496

Total reserves	$1,890,927,944	$1,858,766,567	$875,825,901	$4,625,520,412

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Information regarding the separate accounts of the Company for the year ended December 31, 2009, is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2009	$25,043,012	$—	$94,687,762	$119,730,774

Reserves as of December 31, 2009:
For accounts with assets at:
Fair value	$—	$—	$833,303,063	$833,303,063
Amortized cost	1,405,146,543	1,786,998,268	—	3,192,144,811

Total reserves	$1,405,146,543	$1,786,998,268	$833,303,063	$4,025,447,874

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$109,392,561	$—	$—	$109,392,561
At fair value	—	—	833,303,063	833,303,063
At book value without fair value adjustment and with current surrender charge less than 5%	1,295,753,982	1,786,998,268	—	3,082,752,250

Total reserves	$1,405,146,543	$1,786,998,268	$833,303,063	$4,025,447,874

Information regarding the separate accounts of the Company for the year ended December 31, 2008, is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2008	$28,875,508	$—	$128,614,688	$157,490,196

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

A reconciliation of amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31,
	2010	2009	2008
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$616,327,013	$257,168,185	$296,525,116
Transfers from separate accounts	(257,535,411)	(238,623,063)	(286,012,172)

Net transfers to separate accounts	$358,791,602	$18,545,122	$10,512,944

Transfers as reported in the summary of operations of the life, accident and health annual statement	$358,791,602	$18,545,122	$10,512,944

13. Related-Party Transactions

The following transactions were entered into by the Company with related parties and affiliates. Non-insurance transactions involving less than 0.5% of the Company’s admitted assets are omitted, with the exception of cost allocation transactions, which are discussed separately. Dividends and capital contributions between Parent and subsidiaries are disclosed in Note 9.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd. White Mountains Insurance Group, Ltd. is a related party who beneficially owns 26,887,872 shares or 21.0% of the Parent’s common stock as of March 11, 2011. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $13,309,645, $13,156,938 and $13,611,647 for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, amounts due to WMA were $3,271,744 and $3,319,661, respectively. Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $43,630,341, $60,463,906 and $53,140,331 during the years ended December 31, 2010, 2009 and 2008, respectively. The Company issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2010, 2009 and 2008, the Company paid $43,630,341, $59,737,590 and $43,121,598, respectively, to SABSCO related to the commutation endorsements.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

13. Related-Party Transactions (continued)

The Company paid concessions, general agent fees, administrative and underwriting fees to its affiliates, Symetra Investment Services, Inc., Symetra Securities, Inc. and Medical Risk Managers, Inc. totaling $10,378,005, $9,489,651 and $9,728,329 for the years ended December 31, 2010, 2009 and 2008, respectively. These payments are included in general insurance expenses in the statements of income.

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide to and receive from each other certain general services (related to sharing common management, personnel and facilities) and to share the expenses thereof. These expenses include charges for rent, corporate overhead, data processing systems, payroll, benefits and other miscellaneous charges and are included in investment and general insurance expenses in the statements of income. The Company was charged rent expense of $5,708,360, $5,808,506 and $5,805,056 for the years ended December 31, 2010, 2009 and 2008, respectively, incurred on its behalf by the Parent.

It is the Company’s policy to settle amounts due from affiliated companies within 30 days except for amounts due related to performance share and performance unit awards granted under the Performance Share Plan and the Equity Plan which are settled under the terms of those agreements (See Note 11). Other operating expenses and intercompany cost allocations due from and to the Parent, subsidiaries and affiliates was a net payable of $8,710,272 as of December 31, 2010 and a net receivable of $2,086,688 as of December 31, 2009.

During 2009, the Company transferred $47,618,292 in assets (primarily bonds and cash) and related reserves to separate accounts from the general account due to BOLI customers electing to transfer their general account policy to a separate account policy through a policy endorsement.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium tax offsets and are included in other liabilities in the balance sheets. As of December 31, 2010, the Company had liabilities of $9,390,604 for estimated guaranty fund assessments, with a related asset for premium tax offsets of $5,623,121. As of December 31, 2009, the Company had liabilities for estimated guaranty fund assessments of $11,474,726, with a related asset for premium tax offsets of $7,983,460. Premium tax offsets are available for a period of five to twenty years.

Investment in Limited Partnerships

As of December 31, 2010, the Company was invested in sixteen limited partnership interests related to tax credit investments, five of which were entered into in 2010. The Company unconditionally committed to provide capital contributions totaling $197,429,968, of which the remaining $65,950,463 is expected to be contributed over a period of three years. Capital contributions of $131,479,505 were paid as of December 31, 2010, with the remaining expected cash capital contributions as follows:

Year	Expected Cash Capital Contributions
2011	$39,250,674
2012	24,375,031
2013	2,324,758

Total expected capital contributions	$65,950,463

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2010, will have a material adverse effect on its financial condition, future operating results, or liquidity.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

Leases

The Company has office space and certain equipment under leases that expire at various dates through 2016. The Company accounts for these leases as operating leases. Certain leases include renewal options. Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Year	Minimum Rentals
2011	$1,324,196
2012	1,166,985
2013	768,489
2014	553,961
2015 and thereafter	321,471

Total lease commitments	$4,135,102

Rent expense was $6,516,108, $6,449,419 and $7,712,767 for the years ended December 31, 2010, 2009 and 2008, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Other Commitments

The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10,579,644 to $11,414,520 for five years. The Company incurred service fee expenses of $10,717,462, $11,217,576 and $11,810,846 for the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010 and 2009 unfunded mortgage loan commitments were $37,743,020 and $4,010,000, respectively.

The Company had no other material commitments or contingencies as of December 31, 2010 and 2009.

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2010.

Name	FEIN	NAIC #	Domicile	Beneficial Ownership
Symetra Financial Corporation	20-0978027		DE	21.0	% † **	White Mountains Insurance Group, Ltd.*
				21.0	% † **	Berkshire Hathaway, Inc.
				58.0	% †	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
TFS Training & Consulting, Inc.	20-3494693		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

*	Controlling entity
** Includes	warrants exercisable for common shares
†	As of March 11, 2011

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company (the Company) as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and have issued our report thereon dated April 22, 2011 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 22, 2011

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

Year Ended December 31, 2010

	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Fixed maturities:
Bonds:
United States government and government agencies and authorities	$22,211,981	$25,390,643	$22,211,981
States, municipalities, and political subdivisions	415,490,536	428,424,428	415,490,536
Foreign governments	14,141,538	16,755,839	14,141,538
Public utilities	1,349,403,660	1,467,707,123	1,349,403,660
Convertibles and bonds with warrants attached	74,104,680	82,962,643	74,066,985
All other corporate bonds	9,767,851,443	10,412,692,329	9,765,269,993
Mortgage-backed securities	3,894,064,757	4,083,368,674	3,892,123,773
Redeemable preferred stock	50,740,554	40,864,616	50,740,554
Related fixed maturities total	127,789,942	147,233,982	127,789,942

Total fixed maturities	15,715,799,090	16,705,400,277	15,711,238,962

Marketable Equity securities:
Common stock:
Public utilities	18,953,517	19,930,809	19,930,809
Banks, trusts and insurance companies	17,467,602	21,158,422	21,158,422
Industrial, miscellaneous, and all other	105,681,828	137,459,415	137,459,415
Nonredeemable preferred stocks	47,479,194	44,515,138	47,475,158
Related mes total	76,112,465	90,669,305	90,669,305

Total marketable equity securities	265,694,606	313,733,089	316,693,109
Mortgage loans			1,642,010,304
Policy loans	71,271,669	71,271,669	71,271,669
Other long-term investments	186,463,534	193,886,068	186,214,430
Short-term investments	207,391,737	207,391,737	207,391,737

Total other	465,126,940	472,549,474	2,106,888,140

Total Investments*	$16,446,620,635	$17,491,682,840	$18,134,820,211

*	Excludes Cash of ($39,077,661) and receivables for securities of $3,121,570.

	Year Ended December 31, 2009
	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Bonds:
U.S. government and agencies	$23,549,464	$27,116,410	$24,551,768
Foreign governments and agencies	17,499,908	20,002,423	17,422,769
States, territories, and possessions	5,410,000	5,450,708	5,410,000
Political subdivisions	145,810,266	230,855,418	234,181,376
Special revenue and assessments	178,213,516	236,616,547	241,943,917
Industrial and miscellaneous	9,798,161,665	10,108,013,049	9,680,672,649
Hybrid securities	547,269,303	458,201,291	547,488,553
Mortgage-backed/asset-backed securities	3,718,870,781	3,724,569,042	3,728,439,990

Total bonds	14,434,784,903	14,810,824,888	14,480,111,022

Preferred stocks:
Industrial and miscellaneous	63,797,485	50,220,747	63,178,945

Total preferred stocks	63,797,485	50,220,747	63,178,945

Common stocks:
Nonaffiliated	138,028,239	149,905,772	149,905,772

Total common stocks[1]	138,028,239	149,905,772	149,905,772

Other invested assets
Limited partnership and other invested assets	113,469,246	84,552,891	84,552,891
Surplus Notes	35,196,038	31,620,364	34,988,317

Total other invested assets	148,665,284	116,173,255	119,541,208

Total Invested Assets	$14,785,275,911	$15,127,124,662	$14,812,736,947

[1]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $73,405,552 and $76,998,356, respectively.

Symetra Life Insurance Company

Schedule IV – Reinsurance

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2010 Life insurance in-force	54,859,902,621	23,857,100,739	204,215,811	31,002,801,882	0.7%

For the year ended December 31, 2009 Life insurance in-force	54,915,670,706	24,216,464,412	199,870,405	30,699,206,294	0.7%

For the year ended December 31, 2008 Life insurance in-force	55,702,179,479	24,161,728,197	223,124,966	31,540,451,282	0.7%

Symetra Life Insurance Company

Schedule VI – Supplemental Information Concerning Insurance Operations

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2010
Group	$113,107,359	$1,957,720	$1,140,183	$422,331,921	$17,991,779	$274,256,999	$74,316,703
Deferred Annuities	8,313,436,368	—	122,267,364	1,853,346,896	433,725,049	2,138,885,552	60,299,251
Income Annuities	3,935,585,792	—	2,070,321,094	152,222,534	441,852,518	539,133,318	18,846,782
Life	1,572,799,913	341,656	303,218	584,339,083	94,923,602	196,840,179	49,175,631
Other	—	—	—	—	17,330,284	470	3,386,863

	$13,934,929,432	$2,299,376	$2,194,031,859	$3,012,240,434	$1,005,823,232	$3,149,116,518	$206,025,230

Year ended December 31, 2009
Group	$113,185,803	$1,708,884	$1,107,125	$421,800,497	$17,201,137	$286,746,551	$73,785,962
Retirement Services	6,900,052,551	—	117,728,381	2,121,284,096	365,786,280	2,380,651,117	60,800,215
Income Annuities	3,840,754,017	—	2,189,741,048	150,777,785	445,915,461	545,547,914	17,106,184
Individual	1,529,037,985	381,585	312,303	134,065,178	98,824,651	105,490,809	47,942,841
Other	—	—	—	—	19,781,638	6,011	1,805,365

	$12,383,030,356	$2,090,469	$2,308,888,857	$2,827,927,556	$947,509,167	$3,318,442,402	$201,440,567

Year ended December 31, 2008
Group	$129,016,107	$954,056	$1,330,423	$441,438,997	$17,225,769	$291,636,110	$75,084,534
Retirement Services	5,189,638,798	—	119,467,182	1,627,527,379	252,965,206	1,844,451,439	62,140,917
Income Annuities	3,759,558,469	—	2,298,179,830	74,292,237	446,201,210	495,518,014	19,202,791
Individual	1,632,001,352	486,257	304,285	131,886,419	98,229,812	113,447,812	47,749,812
Other	—	—	—	—	28,243,959	68	489,799

	$10,710,214,726	$1,440,313	$2,419,281,720	$2,275,145,032	$842,865,956	$2,745,053,443	$204,667,853

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

SYMETRA SEPARATE ACCOUNT SL

PART C

OTHER INFORMATION

Item 26:	Exhibits

Exhibit	Description	Reference

(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement Amendment to Principal Underwriter’s Agreement Form of Broker-Dealer Selling Agreement	1/ 9/ 4/

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	11/

(e)	(i) Application Form (ii) Part IV Application Form	10/ 10/

(f)

Copy of Articles of Incorporation of Symetra Life as Amended 11/26/90

Amendment to Articles of Incorporation of Symetra Life dated 9/1/04

Amendment to Articles of Incorporation of Symetra Life dated 5/27/05

Copy of the Bylaws of Symetra Life as last Amended 12/6/05

1/ 6/ 21/ 21/

(g)	Reinsurance Agreement (Swiss Re)	20/
	Reinsurance Agreement (Munich Re)	23/

(h)	Participation Agreement (ACVP)	3/
	Amendment No. 1 to Participation Agreement (ACVP)	3/
	Amendment No. 2 to Participation Agreement (ACVP)	3/
	Amendment No. 3 to Participation Agreement (ACVP)	3/
	Amendment No. 4 to Participation Agreement (ACVP)	5/
	Amendment No. 5 to Participation Agreement (ACVP)	7/
	Amendment No. 6 to Participation Agreement (ACVP)	16/
	Amendment No. 7 to Participation Agreement (ACVP)	16/
	Amendment No. 8 to Participation Agreement (ACVP)	16/

	Participation Agreement (AIM)	3/
	Amendment No. 1 to Participation Agreement (AIM)	5/
	Amendment No. 2 to Participation Agreement (AIM)	19/
	Amendment No. 3 to Participation Agreement (AIM)	19/

	Participation Agreement (Dreyfus)	2/
	Amendment No. 1 to Participation Agreement (Dreyfus)	5/
	Amendment No. 2 to Participation Agreement (Dreyfus)	17/

	Participation Agreement (Fidelity)	13/
	Sub-Licensing Agreement (Fidelity)	13/
	Amendment No. 1 to Participation Agreement (Fidelity)	18/
	Amendment No. 2 to Participation Agreement (Fidelity)	24/
Amendment No. 3 to Participation Agreement (Fidelity)

	Participation Agreement (Franklin Templeton)	3/
	Amendment No. 1 to Participation Agreement (FRK)	3/
	Amendment No. 2 to Participation Agreement (FRK)	3/

Exhibit	Description	Reference

	Amendment No. 3 to Participation Agreement (FRK)	6/
	Amendment No. 4 to Participation Agreement (FRK)	6/
	Amendment No. 5 to Participation Agreement (FRK)	7/
	Amendment No. 6 to Participation Agreement (FRK)	16/
	Amendment No. 7 to Participation Agreement (FRK)	16/
	Amendment No. 8 to Participation Agreement (FRK)	24/
	Amendment No. 9 to Participation Agreement (FRK)	25/

	Participation Agreement (Ibbotson)	14/
	Amendment No. 1 to Participation Agreement (Ibbotson)	19/

	Participation Agreement (JP Morgan Series Trust II)	2/
	Amendment No. 1 to Participation Agreement (JP Morgan)	5/
	Amendment No 2. to Participation Agreement (JP Morgan)	16/
	Participation Agreement (JP Morgan)	16/

	Participation Agreement (Pioneer)	6/
	Amendment No. 1 to Participation Agreement (Pioneer)	8/
	Amendment No. 2 to Participation Agreement (Pioneer)	16/
	Amendment No. 3 to Participation Agreement (Pioneer)	19/

	Participation Agreement (PIMCO)	7/
	Amendment No. 1 to Participation Agreement (PIMCO)	15/
	Amendment No. 2 to Participation Agreement (PIMCO)	24/
	Amendment No. 3 to Participation Agreement (PIMCO)	24/
	Amendment No. 4 to Participation Agreement (PIMCO)	25/

	Participation Agreement (Summit)	16/
	Amendment No. 1 to Participation Agreement (Summit)	16/
	Amendment No. 2 to Participation Agreement (Summit)	16/
	Amendment No. 3 to Participation Agreement (Summit)	19/
	Consent to Assignment (Summit-Calvert)	22/

	Participation Agreement (Vanguard)	14/
	Amendment to Participation Agreement (Vanguard)	16/

	Participation Agreement (Neuberger Berman)	19/

(i)	Administrative Contracts: Form of Master Administrative Agreement with McCamish	12/

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	10/

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	Filed Herewith

(m)	Sample Calculation	12/

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

Exhibit	Description	Reference

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	23/

1/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-137015).

12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 20, 2006 (File No. 333-136776).

13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

Exhibit	Description	Reference

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

20/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2008 (File No. 333-136776).

21/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

22/	Incorporated by reference to Registrant’s Initial Product filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).

23/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2009 (File No. 333-136776).

24/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

25/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (file No. 33-69712).

Item 27.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra Life	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jonathan E. Curley	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard G. LaVoice	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jacqueline M. Veneziani	Vice President and Associate General Counsel	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law. Symetra Life (the “Depositor”) is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries of Symetra Financial Corporation are included in consolidated financial statements. In addition, Symetra Life files separate statutory-based financial statements in connection with its issuance of products associated with the Registrant and other separate accounts. Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 29:	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address

Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Director and Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Glenn A. Black	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Assistant Vice President, Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2010, Symetra Securities, Inc. received $151,116 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on the 28th day of April, 2011.

Symetra Separate Account SL
(Registrant)

By:	Symetra Life Insurance Company

By:	THOMAS M. MARRA*
Thomas M. Marra, President

By:	Symetra Life Insurance Company
(Depositor)

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk (*) indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Registrant’s Post-Effective Amendment No. 28 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2011 (file No. 33-69712).

NAME	TITLE

Tommie D. Brooks *	Senior Vice President and Chief Actuary
Tommie D. Brooks

Jonathan E. Curley *	Director and Executive Vice President
Jonathan E. Curley

Michael W. Fry *	Director and Executive Vice President
Michael W. Fry

Daniel R. Guilbert *	Director and Executive Vice President
Daniel R. Guilbert

Christine A. Katzmar Holmes *	Senior Vice President
Christine A. Katzmar Holmes

Richard G. LaVoice *	Director and Executive Vice President
Richard G. LaVoice

Thomas M. Marra *	Director and President
Thomas M. Marra

Margaret A. Meister *	Director, Chief Financial Officer, Executive Vice President
Margaret A. Meister

Colleen M. Murphy *	Senior Vice President, Controller, Treasurer and Assistant Secretary
Colleen M. Murphy

/s/ George C. Pagos	Director, Senior Vice President, General Counsel and Secretary
George C. Pagos